UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Select Air Transportation Portfolio

November 30, 2009

1.810665.105

AIR-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
AEROSPACE & DEFENSE - 8.5%
Aerospace & Defense - 8.5%
LMI Aerospace, Inc. (a)	38,300	$ 407,895
Precision Castparts Corp.	32,400	3,359,232
		3,767,127
AIR FREIGHT & LOGISTICS - 13.4%
Air Freight & Logistics - 13.4%
Atlas Air Worldwide Holdings, Inc. (a)	4,500	131,850
United Parcel Service, Inc. Class B	83,000	4,770,010
UTI Worldwide, Inc.	77,400	1,011,618
		5,913,478
AIRLINES - 70.4%
Airlines - 70.4%
Air Canada:
warrants 10/27/12 (a)(d)	503,069	128,687
Class A (a)	11,900	14,318
Class A (a)(d)	1,006,138	1,210,607
AirTran Holdings, Inc. (a)(c)	540,000	2,224,800
Alaska Air Group, Inc. (a)	46,800	1,399,320
Allegiant Travel Co. (a)(c)	20,200	832,846
AMR Corp. (a)	35,700	215,628
Continental Airlines, Inc. Class B (a)(c)	160,900	2,294,434
Delta Air Lines, Inc. (a)	812,366	6,653,276
ExpressJet Holdings, Inc. (a)	139,620	515,198
Frontier Airlines Holdings, Inc. (a)	5	0
Hawaiian Holdings, Inc. (a)	271,218	1,695,113
Pinnacle Airlines Corp. (a)	827,063	4,995,461
Republic Airways Holdings, Inc. (a)	154,000	1,048,740
SkyWest, Inc.	98,000	1,441,580
Southwest Airlines Co.	373,500	3,436,200
UAL Corp. (a)	11,400	88,464
US Airways Group, Inc. (a)(c)	472,700	1,744,263
WestJet Airlines Ltd. (a)	102,950	1,148,007
		31,086,942
INDUSTRIAL CONGLOMERATES - 4.1%
Industrial Conglomerates - 4.1%
Textron, Inc.	91,000	1,824,550
OIL, GAS & CONSUMABLE FUELS - 0.0%
Oil & Gas Storage & Transport - 0.0%
Ship Finance International Ltd. (NY Shares)	18	235
TOTAL COMMON STOCKS (Cost $42,042,292)		42,592,332
Nonconvertible Bonds - 0.1%
	Principal Amount	Value
AIRLINES - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $70,344)	$ 3,500,000	$ 35,000
Money Market Funds - 14.7%
	Shares
Fidelity Cash Central Fund, 0.21% (e)	798,651	798,651
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	5,682,150	5,682,150
TOTAL MONEY MARKET FUNDS (Cost $6,480,801)		6,480,801
TOTAL INVESTMENT PORTFOLIO - 111.2% (Cost $48,593,437)	49,108,133
NET OTHER ASSETS - (11.2)%	(4,940,266)
NET ASSETS - 100%	$ 44,167,867
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,339,294 or 3.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,236
Fidelity Securities Lending Cash Central Fund	18,913
Total	$ 21,149
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$ 235	$ 235	$ -	$ -
Industrials	42,592,097	42,592,097	-	-
Corporate Bonds	35,000	-	-	35,000
Money Market Funds	6,480,801	6,480,801	-	-
Total Investments in Securities:	$ 49,108,133	$ 49,073,133	$ -	$ 35,000
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 70,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(35,001)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	1
Ending Balance	$ 35,000
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ (35,001)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $48,877,694. Net unrealized appreciation aggregated $230,439, of which $5,306,817 related to appreciated investment securities and $5,076,378 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Automotive Portfolio

November 30, 2009

1.810666.105

AUT-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
AUTO COMPONENTS - 70.6%
Auto Parts & Equipment - 64.7%
Autoliv, Inc.	268,200	$ 10,891,602
BorgWarner, Inc.	349,000	10,543,290
Exide Technologies (a)	432,400	3,243,000
Federal-Mogul Corp. Class A (a)	313,000	4,225,500
Gentex Corp.	282,100	4,688,502
GKN PLC (a)	1,311,906	2,296,203
Johnson Controls, Inc.	848,270	22,945,704
Magna International, Inc. Class A (sub. vtg.)	14,900	710,062
Modine Manufacturing Co.	88,800	943,944
Tenneco, Inc. (a)	367,080	5,293,294
TRW Automotive Holdings Corp. (a)	246,400	5,361,664
WABCO Holdings, Inc.	59,500	1,405,985
		72,548,750
Tires & Rubber - 5.9%
Cooper Tire & Rubber Co.	73,700	1,320,704
The Goodyear Tire & Rubber Co. (a)	385,326	5,282,819
		6,603,523
TOTAL AUTO COMPONENTS		79,152,273
AUTOMOBILES - 10.3%
Automobile Manufacturers - 5.3%
Bayerische Motoren Werke AG (BMW)	46,394	2,188,938
Ford Motor Co. (a)	145,661	1,294,926
Thor Industries, Inc.	65,100	1,852,095
Winnebago Industries, Inc. (a)	59,500	645,575
		5,981,534
Motorcycle Manufacturers - 5.0%
Harley-Davidson, Inc. (c)	191,000	5,565,740
TOTAL AUTOMOBILES		11,547,274
HOUSEHOLD DURABLES - 1.8%
Consumer Electronics - 1.8%
Harman International Industries, Inc.	53,700	2,019,657
MACHINERY - 1.0%
Construction & Farm Machinery & Heavy Trucks - 1.0%
Commercial Vehicle Group, Inc. (a)	56,487	301,076
Cummins, Inc.	19,500	875,550
		1,176,626

	Shares	Value
ROAD & RAIL - 2.1%
Trucking - 2.1%
Avis Budget Group, Inc. (a)(c)	171,700	$ 1,674,075
Hertz Global Holdings, Inc. (a)(c)	65,900	645,820
		2,319,895
SPECIALTY RETAIL - 14.2%
Automotive Retail - 14.2%
Asbury Automotive Group, Inc. (a)	486,226	5,183,169
Group 1 Automotive, Inc.	148,100	3,738,044
Lithia Motors, Inc. Class A (sub. vtg.) (a)(c)	245,300	1,780,878
Penske Automotive Group, Inc. (c)	20,000	295,600
Sonic Automotive, Inc. Class A (sub. vtg.) (c)	549,600	4,863,960
		15,861,651
TOTAL COMMON STOCKS (Cost $99,877,547)		112,077,376
Money Market Funds - 11.7%

Fidelity Cash Central Fund, 0.21% (d)	265,816	265,816
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	12,853,200	12,853,200
TOTAL MONEY MARKET FUNDS (Cost $13,119,016)		13,119,016
TOTAL INVESTMENT PORTFOLIO - 111.7% (Cost $112,996,563)	125,196,392
NET OTHER ASSETS - (11.7)%	(13,161,607)
NET ASSETS - 100%	$ 112,034,785
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,630
Fidelity Securities Lending Cash Central Fund	28,220
Total	$ 33,850
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $114,278,636. Net unrealized appreciation aggregated $10,917,756, of which $17,803,557 related to appreciated investment securities and $6,885,801 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Banking Portfolio

November 30, 2009

1.810667.105

BAN-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CAPITAL MARKETS - 2.7%
Asset Management & Custody Banks - 1.3%
Bank of New York Mellon Corp.	155,503	$ 4,142,600
Investment Banking & Brokerage - 1.4%
Morgan Stanley	133,700	4,222,246
TOTAL CAPITAL MARKETS		8,364,846
COMMERCIAL BANKS - 79.9%
Diversified Banks - 36.0%
Comerica, Inc.	443,300	12,620,751
U.S. Bancorp, Delaware	812,400	19,603,212
Wells Fargo & Co.	2,800,892	78,537,011
		110,760,974
Regional Banks - 43.9%
Associated Banc-Corp. (c)	434,020	4,921,787
BB&T Corp.	544,900	13,568,010
Boston Private Financial Holdings, Inc.	650,300	3,049,907
Cathay General Bancorp (c)	98,900	772,409
City National Corp. (c)	109,100	4,305,086
Columbia Banking Systems, Inc.	234,600	3,441,582
CVB Financial Corp. (c)	294,400	2,281,600
Fifth Third Bancorp	926,900	9,343,152
Huntington Bancshares, Inc.	1,931,451	7,378,143
Nara Bancorp, Inc.	372,600	3,766,986
National Penn Bancshares, Inc.	405,900	2,240,568
Pacific Continental Corp.	186,890	1,926,836
PacWest Bancorp	234,300	4,311,120
PNC Financial Services Group, Inc.	387,141	22,070,908
Regions Financial Corp.	2,208,500	12,941,810
SunTrust Banks, Inc.	573,300	13,547,079
SVB Financial Group (a)(c)	197,500	7,477,350
TCF Financial Corp. (c)	232,200	3,051,108
Umpqua Holdings Corp.	374,000	4,398,240
Wilmington Trust Corp., Delaware (c)	382,000	4,687,140
Wilshire Bancorp, Inc.	304,100	2,131,741
Wintrust Financial Corp.	124,000	3,220,280
		134,832,842
TOTAL COMMERCIAL BANKS		245,593,816
CONSUMER FINANCE - 0.5%
Consumer Finance - 0.5%
Capital One Financial Corp.	42,400	1,626,464
DIVERSIFIED FINANCIAL SERVICES - 10.8%
Other Diversified Financial Services - 10.1%
Bank of America Corp.	827,548	13,116,636
JPMorgan Chase & Co.	416,100	17,680,089
NBH Holdings Corp. Class A (a)(d)	13,300	279,300
		31,076,025

	Shares	Value
Specialized Finance - 0.7%
CME Group, Inc.	6,500	$ 2,133,495
TOTAL DIVERSIFIED FINANCIAL SERVICES		33,209,520
INSURANCE - 1.2%
Property & Casualty Insurance - 1.2%
ACE Ltd.	37,200	1,812,012
Berkshire Hathaway, Inc. Class A (a)	18	1,810,800
		3,622,812
IT SERVICES - 1.5%
Data Processing & Outsourced Services - 1.5%
Visa, Inc. Class A	55,500	4,495,500
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Industrial REITs - 0.5%
ProLogis Trust	120,800	1,580,064
THRIFTS & MORTGAGE FINANCE - 2.3%
Thrifts & Mortgage Finance - 2.3%
Abington Bancorp, Inc.	182,100	1,243,743
Astoria Financial Corp.	562,700	5,840,826
		7,084,569
TOTAL COMMON STOCKS (Cost $305,771,858)		305,577,591
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 0.21% (e)	1,625,808	1,625,808
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	15,599,600	15,599,600
TOTAL MONEY MARKET FUNDS (Cost $17,225,408)		17,225,408
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $322,997,266)	322,802,999
NET OTHER ASSETS - (5.0)%	(15,417,319)
NET ASSETS - 100%	$ 307,385,680
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $279,300 or 0.1% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,735
Fidelity Securities Lending Cash Central Fund	107,955
Total	$ 133,690
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 301,082,091	$ 300,802,791	$ 279,300	$ -
Information Technology	4,495,500	4,495,500	-	-
Money Market Funds	17,225,408	17,225,408	-	-
Total Investments in Securities:	$ 322,802,999	$ 322,523,699	$ 279,300	$ -
Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $377,258,022. Net unrealized depreciation aggregated $54,455,023, of which $37,055,928 related to appreciated investment securities and $91,510,951 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Biotechnology Portfolio

November 30, 2009

1.810668.105

BIO-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
BIOTECHNOLOGY - 91.8%
Biotechnology - 91.8%
Acadia Pharmaceuticals, Inc. (a)	324,088	$ 398,628
Acorda Therapeutics, Inc. (a)	1,636,584	39,408,943
Affymax, Inc. (a)	161,196	3,285,174
Alexion Pharmaceuticals, Inc. (a)	1,411,930	64,031,026
Alkermes, Inc. (a)	527,358	4,735,675
Allos Therapeutics, Inc. (a)	2,244,300	14,520,621
Alnylam Pharmaceuticals, Inc. (a)(c)	158,500	2,664,385
AMAG Pharmaceuticals, Inc. (a)	99,700	3,727,783
Amgen, Inc. (a)	3,706,878	208,882,575
Amylin Pharmaceuticals, Inc. (a)	695,216	9,913,780
Anadys Pharmaceuticals, Inc. (a)	448,418	1,026,877
Antigenics, Inc. (a)(c)	1,215,200	862,792
Antigenics, Inc.:
warrants 1/9/10 (a)(f)	1,548,000	15
warrants 1/9/18 (a)(f)	1,548,000	1,018,006
Arena Pharmaceuticals, Inc. (a)(c)	420,800	1,527,504
Biogen Idec, Inc. (a)	2,126,587	99,821,994
BioMarin Pharmaceutical, Inc. (a)	1,582,778	26,131,665
Celera Corp. (a)	300,856	1,877,341
Celgene Corp. (a)	509,227	28,236,637
Cephalon, Inc. (a)(c)	696,961	38,298,007
Cepheid, Inc. (a)	132,000	1,634,160
Clinical Data, Inc. (a)(c)	448,637	7,003,224
Cubist Pharmaceuticals, Inc. (a)	96,608	1,611,421
Dendreon Corp. (a)(c)	1,442,700	39,443,418
Enzon Pharmaceuticals, Inc. (a)(c)	100,000	971,000
Exelixis, Inc. (a)	699,300	4,783,212
Facet Biotech Corp. (a)	98,940	1,624,595
Genomic Health, Inc. (a)	40,000	760,400
Genzyme Corp. (a)	1,261,765	63,971,486
Gilead Sciences, Inc. (a)	773,323	35,611,524
Halozyme Therapeutics, Inc. (a)	251,090	1,370,951
Human Genome Sciences, Inc. (a)(c)	1,057,159	29,410,163
ImmunoGen, Inc. (a)	21,300	167,844
Incyte Corp. (a)	264,623	2,204,310
InterMune, Inc. (c)	525,833	5,647,446
Isis Pharmaceuticals, Inc. (a)	813,310	8,710,550
Lexicon Pharmaceuticals, Inc. (a)	1,874,200	2,923,752
Ligand Pharmaceuticals, Inc. Class B (a)	517,800	1,025,244
Martek Biosciences (a)	64,100	1,115,340
Medivation, Inc. (a)(c)	434,866	13,350,386
Micromet, Inc. (a)(c)	168,102	1,148,137
Momenta Pharmaceuticals, Inc. (a)(c)	288,240	2,867,988
Myriad Genetics, Inc. (a)	173,035	4,000,569
Myriad Pharmaceuticals, Inc. (a)	6,579	32,961
ONYX Pharmaceuticals, Inc. (a)	166,852	4,773,636
OREXIGEN Therapeutics, Inc. (a)(c)	1,243,748	8,295,799
OSI Pharmaceuticals, Inc. (a)	289,597	9,646,476
PDL BioPharma, Inc.	889,400	5,781,100
Pharmasset, Inc. (a)	141,336	2,825,307

	Shares	Value
Progenics Pharmaceuticals, Inc. (a)	102,400	$ 396,288
Regeneron Pharmaceuticals, Inc. (a)	175,499	3,220,407
Rigel Pharmaceuticals, Inc. (a)(c)	376,895	2,853,095
Sangamo Biosciences, Inc. (a)(c)	147,302	796,904
Savient Pharmaceuticals, Inc. (a)(c)	336,387	4,517,677
Seattle Genetics, Inc. (a)	5,700	52,896
Targacept, Inc. (a)	608,916	14,254,724
Theratechnologies, Inc. (a)	44,400	138,395
Theravance, Inc. (a)(c)	262,467	3,454,066
United Therapeutics Corp. (a)	798,450	36,401,336
Vanda Pharmaceuticals, Inc. (a)(c)	651,950	6,884,592
Vertex Pharmaceuticals, Inc. (a)	1,344,904	52,209,173
Zymogenetics, Inc. (a)(c)	216,105	1,320,402
		939,581,782
HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
Health Care Equipment - 0.3%
Alsius Corp. (a)	314,300	12,572
Aradigm Corp. (a)	509,900	73,936
Delcath Systems, Inc. (a)(c)	497,400	2,496,948
		2,583,456
Health Care Supplies - 0.3%
Quidel Corp. (a)	255,335	3,209,561
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		5,793,017
PHARMACEUTICALS - 7.0%
Pharmaceuticals - 7.0%
Adolor Corp. (a)	582,394	879,415
Akorn, Inc. (a)(c)	1,828,327	2,961,890
Alexza Pharmaceuticals, Inc. (a)(c)	153,744	338,237
Auxilium Pharmaceuticals, Inc. (a)	1,083,104	37,767,836
Biodel, Inc. (a)(c)(d)	2,190,348	8,279,515
Cadence Pharmaceuticals, Inc. (a)	312,000	2,680,080
Elan Corp. PLC sponsored ADR (a)	1,783,400	11,271,088
Inspire Pharmaceuticals, Inc. (a)	31,300	182,166
Jazz Pharmaceuticals, Inc. (a)(c)	162,065	1,236,556
Optimer Pharmaceuticals, Inc. (a)(c)	210,665	2,313,102
ViroPharma, Inc. (a)	551,900	4,172,364
		72,082,249
TOTAL COMMON STOCKS (Cost $1,136,234,960)		1,017,457,048
Convertible Preferred Stocks - 0.3%

BIOTECHNOLOGY - 0.3%
Biotechnology - 0.3%
Xenon Pharmaceuticals, Inc. Series E (a)(f) (Cost $6,724,138)	981,626	3,416,058
Convertible Bonds - 0.3%
	Principal Amount	Value
BIOTECHNOLOGY - 0.3%
Biotechnology - 0.3%
OSI Pharmaceuticals, Inc. 3.25% 9/8/23 (Cost $2,202,656)	$ 2,670,000	$ 2,483,100
Money Market Funds - 11.9%
Shares
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e) (Cost $121,459,309)	121,459,309	121,459,309
TOTAL INVESTMENT PORTFOLIO - 111.9% (Cost $1,266,621,063)	1,144,815,515
NET OTHER ASSETS - (11.9)%	(121,297,918)
NET ASSETS - 100%	$ 1,023,517,597
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,434,080 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Antigenics, Inc. warrants 1/9/10 - 1/9/18	1/9/08	$ 1,930,631
Xenon Pharmaceuticals, Inc. Series E	3/23/01	$ 6,724,138
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 36,481
Fidelity Securities Lending Cash Central Fund	728,404
Total	$ 764,885
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Anadys Pharmaceuticals, Inc.	$ 9,115,593	$ -	$ 2,565,407	$ -	$ -
Biodel, Inc.	8,698,655	-	724,106	-	8,279,515
Total	$ 17,814,248	$ -	$ 3,289,513	$ -	$ 8,279,515
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Health Care	$ 1,020,873,106	$ 1,016,426,455	$ 1,018,021	$ 3,428,630
Corporate Bonds	2,483,100	-	2,483,100	-
Money Market Funds	121,459,309	121,459,309	-	-
Total Investments in Securities:	$ 1,144,815,515	$ 1,137,885,764	$ 3,501,121	$ 3,428,630
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 3,416,058
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	53,431
Cost of Purchases	-
Proceeds of Sales	(94,290)
Amortization/Accretion	-
Transfers in/out of Level 3	53,431
Ending Balance	$ 3,428,630
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ 53,431

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $1,281,662,243. Net unrealized depreciation aggregated $136,846,728, of which $90,280,614 related to appreciated investment securities and $227,127,342 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer-supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Brokerage and Investment
Management Portfolio

November 30, 2009

1.810691.105

BRO-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CAPITAL MARKETS - 71.0%
Asset Management & Custody Banks - 37.0%
A.F.P. Provida SA sponsored ADR (c)	261,901	$ 11,091,507
AllianceBernstein Holding LP	180,400	4,564,120
Bank of New York Mellon Corp.	1,183,800	31,536,432
Bank Sarasin & Co. Ltd. Series B (Reg.)	399,793	15,042,978
BlackRock, Inc. Class A	41,500	9,423,820
EFG International (c)	1,769,107	28,440,253
Franklin Resources, Inc.	137,000	14,800,110
GLG Partners, Inc. (a)(c)	1,296,606	3,824,988
Janus Capital Group, Inc.	783,109	10,250,897
Julius Baer Group Ltd.	187,020	6,171,325
Julius Baer Holding Ltd.	191,350	2,278,067
Legg Mason, Inc.	339,461	9,603,352
MCG Capital Corp. (a)	52,700	209,219
Northern Trust Corp.	314,400	15,562,800
Och-Ziff Capital Management Group LLC Class A	1,334,737	15,616,423
Pzena Investment Management, Inc. (a)	13,649	97,317
State Street Corp.	772,500	31,904,250
T. Rowe Price Group, Inc.	112,900	5,524,197
U.S. Global Investments, Inc. Class A (c)	514,629	6,618,129
Waddell & Reed Financial, Inc. Class A	49,300	1,436,109
		223,996,293
Diversified Capital Markets - 3.7%
Credit Suisse Group sponsored ADR	56,700	2,971,647
UBS AG:
(For. Reg.) (a)	34,591	540,533
(NY Shares) (a)	1,207,285	18,942,302
		22,454,482
Investment Banking & Brokerage - 30.3%
Broadpoint Gleacher Securities Group, Inc. (a)	3,811,900	20,660,498
Charles Schwab Corp.	1,704,500	31,243,485
Cowen Group, Inc. Class A (a)	3,400	22,406
Evercore Partners, Inc. Class A	265,621	8,236,907
GFI Group, Inc.	3,217,624	15,637,653
Goldman Sachs Group, Inc.	170,100	28,859,166
Jefferies Group, Inc. (a)(c)	798,627	18,727,803
Lazard Ltd. Class A	1,600	62,016
MF Global Ltd. (a)(c)	2,894,151	18,204,210
Morgan Stanley	1,071,700	33,844,285
Stifel Financial Corp. (a)	37,595	2,019,603
SWS Group, Inc.	83,800	1,042,472
TD Ameritrade Holding Corp. (a)	174,349	3,424,214
Thomas Weisel Partners Group, Inc. (a)	437,603	1,969,214
		183,953,932
TOTAL CAPITAL MARKETS		430,404,707

	Shares	Value
COMMERCIAL BANKS - 2.1%
Diversified Banks - 2.1%
Barclays PLC Sponsored ADR	608,700	$ 12,009,651
BBVA Banco Frances SA sponsored ADR	22,075	135,099
Industrial & Commercial Bank of China Ltd. (H Shares)	756,000	638,954
		12,783,704
DIVERSIFIED CONSUMER SERVICES - 0.9%
Specialized Consumer Services - 0.9%
Sotheby's Class A (ltd. vtg.)	295,800	5,611,326
DIVERSIFIED FINANCIAL SERVICES - 10.6%
Specialized Finance - 10.6%
BM&F BOVESPA SA	1,415,045	9,447,068
Bursa Malaysia Bhd	579,000	1,372,179
Climate Exchange PLC (a)	5,700	72,012
CME Group, Inc.	34,365	11,279,624
Deutsche Boerse AG	213,666	17,801,088
JSE Ltd.	583,900	4,754,783
KKR Financial Holdings LLC	120,400	667,016
Moody's Corp. (c)	804,900	18,697,827
		64,091,597
INSURANCE - 1.7%
Multi-Line Insurance - 1.7%
Genworth Financial, Inc. Class A (a)	964,098	10,383,335
INTERNET SOFTWARE & SERVICES - 0.5%
Internet Software & Services - 0.5%
China Finance Online Co. Ltd. ADR (a)	380,500	3,135,320
IT SERVICES - 5.1%
Data Processing & Outsourced Services - 5.1%
CyberSource Corp. (a)	68,600	1,177,862
MasterCard, Inc. Class A (c)	115,782	27,887,253
Online Resources Corp. (a)	399,300	2,196,150
		31,261,265
MEDIA - 1.9%
Advertising - 0.4%
SearchMedia Holdings Ltd. (a)	273,700	2,167,704
Publishing - 1.5%
McGraw-Hill Companies, Inc.	307,500	9,212,700
TOTAL MEDIA		11,380,404
MULTILINE RETAIL - 1.9%
Department Stores - 1.9%
Saks, Inc. (a)(c)	1,854,700	11,332,217
SPECIALTY RETAIL - 2.2%
Specialty Stores - 2.2%
Tiffany & Co., Inc.	310,900	13,269,212
TOTAL COMMON STOCKS (Cost $585,473,030)		593,653,087
Money Market Funds - 13.2%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (d)	872,034	$ 872,034
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	79,475,752	79,475,752
TOTAL MONEY MARKET FUNDS (Cost $80,347,786)		80,347,786
TOTAL INVESTMENT PORTFOLIO - 111.1% (Cost $665,820,816)	674,000,873
NET OTHER ASSETS - (11.1)%	(67,585,878)
NET ASSETS - 100%	$ 606,414,995
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 93,677
Fidelity Securities Lending Cash Central Fund	1,054,816
Total	$ 1,148,493
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 41,593,159	$ 41,593,159	$ -	$ -
Financials	517,663,343	517,122,810	540,533	-
Information Technology	34,396,585	34,396,585	-	-
Money Market Funds	80,347,786	80,347,786	-	-
Total Investments in Securities:	$ 674,000,873	$ 673,460,340	$ 540,533	$ -
Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $682,493,733. Net unrealized depreciation aggregated $8,492,860, of which $66,490,759 related to appreciated investment securities and $74,983,619 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Chemicals Portfolio

November 30, 2009

1.810670.105

CHE-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
BUILDING PRODUCTS - 0.6%
Building Products - 0.6%
Masco Corp.	180,400	$ 2,449,832
CHEMICALS - 93.4%
Commodity Chemicals - 3.7%
Calgon Carbon Corp. (a)	30	420
Celanese Corp. Class A	491,061	14,613,975
		14,614,395
Diversified Chemicals - 32.9%
Ashland, Inc.	228,600	8,213,598
Cabot Corp.	150,000	3,439,500
Dow Chemical Co.	1,960,138	54,452,634
E.I. du Pont de Nemours & Co.	1,126,000	38,937,080
Eastman Chemical Co.	40,000	2,404,800
FMC Corp.	187,326	10,488,383
Huntsman Corp.	275,000	2,618,000
PPG Industries, Inc.	93,900	5,580,477
Solutia, Inc. (a)	365,313	3,934,421
		130,068,893
Fertilizers & Agricultural Chemicals - 25.3%
CF Industries Holdings, Inc.	65,000	5,548,400
Fertilizantes Fosfatados SA (PN) (a)	245,400	2,286,952
Fertilizantes Heringer SA (a)	319,900	1,902,453
Monsanto Co.	827,340	66,807,704
Terra Industries, Inc.	150,800	5,817,864
The Mosaic Co.	329,290	17,929,841
		100,293,214
Industrial Gases - 16.9%
Air Products & Chemicals, Inc.	233,400	19,355,862
Airgas, Inc.	158,200	7,316,750
Praxair, Inc.	484,060	39,707,442
Yingde Gases Group Co. Ltd.	636,000	656,529
		67,036,583
Specialty Chemicals - 14.6%
Albemarle Corp.	408,000	13,770,000
Ecolab, Inc.	420,400	18,880,164
Ferro Corp.	569,400	3,684,018
H.B. Fuller Co.	30,000	610,800
Lubrizol Corp.	80,700	5,852,364
OM Group, Inc. (a)	1	31
OMNOVA Solutions, Inc. (a)	2	13
Sigma Aldrich Corp.	40,000	2,133,600
Valspar Corp.	227,500	5,965,050
W.R. Grace & Co. (a)	301,997	6,903,651
Zep, Inc.	46	813
		57,800,504
TOTAL CHEMICALS		369,813,589

	Shares	Value
FOOD PRODUCTS - 2.4%
Agricultural Products - 2.1%
Bunge Ltd.	80,000	$ 4,952,000
Corn Products International, Inc.	70,000	1,962,800
Origin Agritech Ltd. (a)	110,000	1,487,200
		8,402,000
Packaged Foods & Meats - 0.3%
Westway Group, Inc.	200,000	1,040,000
TOTAL FOOD PRODUCTS		9,442,000
METALS & MINING - 1.1%
Diversified Metals & Mining - 1.1%
Globe Specialty Metals, Inc.	134,306	1,122,798
Gulf Resources, Inc. (a)(c)	378,000	3,394,440
		4,517,238
TOTAL COMMON STOCKS (Cost $393,586,215)		386,222,659
Convertible Bonds - 1.1%
	Principal Amount
CHEMICALS - 1.1%
Specialty Chemicals - 1.1%
Ferro Corp. 6.5% 8/15/13 (Cost $4,472,212)	$ 5,030,000	4,413,825
Floating Rate Loans - 0.0%

MATERIALS - 0.0%
Chemicals - 0.0%
Lyondell Chemical Co. term loan 5.799% 12/20/13 (d) (Cost $14,656)	20,000	14,400
Money Market Funds - 2.3%
	Shares
Fidelity Cash Central Fund, 0.21% (e)	8,032,671	8,032,671
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	1,066,500	1,066,500
TOTAL MONEY MARKET FUNDS (Cost $9,099,171)		9,099,171
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $407,172,254)	399,750,055
NET OTHER ASSETS - (0.9)%	(3,569,235)
NET ASSETS - 100%	$ 396,180,820
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,590
Fidelity Securities Lending Cash Central Fund	1,425
Total	$ 35,015
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Staples	$ 9,442,000	$ 9,442,000	$ -	$ -
Industrials	2,449,832	2,449,832	-	-
Materials	374,330,827	374,330,827	-	-
Corporate Bonds	4,413,825	-	4,413,825	-
Floating Rate Loans	14,400	-	14,400	-
Money Market Funds	9,099,171	9,099,171	-	-
Total Investments in Securities:	$ 399,750,055	$ 395,321,830	$ 4,428,225	$ -
Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $445,585,104. Net unrealized depreciation aggregated $45,835,049, of which $17,752,671 related to appreciated investment securities and $63,587,720 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and floating rate loans pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Communications
Equipment Portfolio

November 30, 2009

1.810680.105

DEV-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 75.4%
Communications Equipment - 75.4%
Acme Packet, Inc. (a)	497,641	$ 5,105,797
ADC Telecommunications, Inc. (a)	108,500	665,105
Adtran, Inc.	373,600	7,894,168
ADVA AG Optical Networking (a)	217,060	834,288
Alcatel-Lucent SA sponsored ADR (a)	630,400	2,105,536
Arris Group, Inc. (a)	3,056	30,529
Aruba Networks, Inc. (a)	22,349	178,792
AudioCodes Ltd. (a)	304,045	741,870
BigBand Networks, Inc. (a)	419,200	1,504,928
Black Box Corp.	9,800	276,262
Blue Coat Systems, Inc. (a)	240,500	6,356,415
Brocade Communications Systems, Inc. (a)	1,008,391	7,149,492
BYD Electronic International Co. Ltd. (a)	626,000	516,965
Ceragon Networks Ltd. (a)	107,900	1,049,867
Ciena Corp. (a)(c)	502,941	6,110,733
Cisco Systems, Inc. (a)	2,369,131	55,437,663
Cogo Group, Inc. (a)	35,911	204,693
CommScope, Inc. (a)	258,200	6,488,566
Comverse Technology, Inc. (a)	202,110	1,778,568
DragonWave, Inc. (a)	165,600	1,652,078
Emulex Corp. (a)	466,800	4,546,632
F5 Networks, Inc. (a)	203,600	9,575,308
Finisar Corp. (a)(c)	214,599	1,952,851
Harmonic, Inc. (a)	964,900	4,882,394
Harris Stratex Networks, Inc. Class A (a)	100,965	634,060
Infinera Corp. (a)	54,774	450,790
JDS Uniphase Corp. (a)	577,787	4,269,846
Juniper Networks, Inc. (a)	943,086	24,642,837
Motorola, Inc.	1,449,200	11,608,092
Oclaro, Inc. (a)	225,900	284,634
Oplink Communications, Inc. (a)	102,826	1,772,720
Opnext, Inc. (a)	541,899	991,675
Palm, Inc. (a)	38,800	423,308
Polycom, Inc. (a)	680,200	14,665,112
QUALCOMM, Inc.	903,532	40,658,940
Research In Motion Ltd. (a)	68,700	3,977,043
Riverbed Technology, Inc. (a)	195,421	3,978,772
Sandvine Corp. (a)	840,700	1,107,127
Sandvine Corp. (U.K.) (a)	1,993,800	2,492,649
ShoreTel, Inc. (a)	272,796	1,393,988
Sierra Wireless, Inc. (a)	319,300	2,864,776
Sonus Networks, Inc. (a)	439,432	957,962
Tekelec (a)	322,800	4,590,216
Tellabs, Inc. (a)	1,109,600	6,224,856
		255,028,903
COMPUTERS & PERIPHERALS - 0.7%
Computer Hardware - 0.0%
Compal Electronics, Inc.	1,250	1,656

	Shares	Value
Computer Storage & Peripherals - 0.7%
Isilon Systems, Inc. (a)	600	$ 3,570
QLogic Corp. (a)	138,000	2,475,720
		2,479,290
TOTAL COMPUTERS & PERIPHERALS		2,480,946
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
A123 Systems, Inc.	1,400	22,610
ELECTRONIC EQUIPMENT & COMPONENTS - 2.5%
Electronic Components - 0.3%
BYD Co. Ltd. (H Shares) (a)	102,500	896,066
Electronic Manufacturing Services - 2.2%
Foxconn International Holdings Ltd. (a)	99,000	85,461
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,716	7,240
Plexus Corp.	27,200	738,752
SMART Modular Technologies (WWH), Inc. (a)	209,484	928,014
Trimble Navigation Ltd. (a)	249,300	5,566,869
		7,326,336
Technology Distributors - 0.0%
Brightpoint, Inc. (a)	28,382	203,783
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		8,426,185
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
athenahealth, Inc. (a)	400	16,760
INTERNET SOFTWARE & SERVICES - 3.8%
Internet Software & Services - 3.8%
DivX, Inc. (a)	500	2,540
Equinix, Inc. (a)	500	48,095
OpenTable, Inc.	100	2,647
RADVision Ltd. (a)	9,700	60,140
Tencent Holdings Ltd.	498,200	9,212,057
VeriSign, Inc. (a)	154,600	3,469,224
		12,794,703
IT SERVICES - 0.3%
Data Processing & Outsourced Services - 0.1%
NeuStar, Inc. Class A (a)	16,400	383,760
IT Consulting & Other Services - 0.2%
Yucheng Technologies Ltd. (a)	85,100	682,502
TOTAL IT SERVICES		1,066,262
MEDIA - 0.8%
Advertising - 0.5%
VisionChina Media, Inc. ADR (a)(c)	182,369	1,681,442
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Cable & Satellite - 0.3%
Virgin Media, Inc.	59,150	$ 973,609
TOTAL MEDIA		2,655,051
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.1%
Semiconductor Equipment - 0.9%
Tessera Technologies, Inc. (a)	128,500	3,041,595
Semiconductors - 7.2%
Actel Corp. (a)	19,449	226,775
Applied Micro Circuits Corp. (a)	143,550	1,066,577
Avago Technologies Ltd.	143,300	2,272,738
Cavium Networks, Inc. (a)(c)	270,046	5,446,828
Ceva, Inc. (a)	11,200	130,368
CSR PLC (a)	196,080	1,309,237
Cypress Semiconductor Corp. (a)	32,800	313,896
Exar Corp. (a)	6,701	47,041
Hittite Microwave Corp. (a)	50,700	1,912,404
Ikanos Communications, Inc. (a)	183,615	302,965
Infineon Technologies AG (a)	191,484	915,294
LSI Corp. (a)	78,000	412,620
Netlogic Microsystems, Inc. (a)	91,084	3,716,227
Omnivision Technologies, Inc. (a)	90,900	1,268,964
ON Semiconductor Corp. (a)	316,257	2,454,154
Pericom Semiconductor Corp. (a)	58,100	599,011
Pixelplus Co. Ltd. ADR (a)	30,925	18,555
PLX Technology, Inc. (a)	48,400	148,104
Standard Microsystems Corp. (a)	55,597	1,069,686
Volterra Semiconductor Corp. (a)	49,300	812,957
		24,444,401
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		27,485,996
SOFTWARE - 4.8%
Application Software - 3.4%
AsiaInfo Holdings, Inc. (a)	45,400	1,116,386
Citrix Systems, Inc. (a)	54,708	2,088,751
ECtel Ltd. (a)	2,790	3,488
NetScout Systems, Inc. (a)	41,800	526,262
Nuance Communications, Inc. (a)	119,400	1,813,686
Smith Micro Software, Inc. (a)	97,232	615,479
SolarWinds, Inc. (c)	110,400	2,047,920
Synchronoss Technologies, Inc. (a)	69,800	940,904
Taleo Corp. Class A (a)	1,800	37,188
Ulticom, Inc.	159,400	1,425,036
Voltaire Ltd. (a)	208,700	939,150
		11,554,250

	Shares	Value
Home Entertainment Software - 0.1%
Giant Interactive Group, Inc. ADR (c)	50,800	$ 357,124
Systems Software - 1.3%
Allot Communications Ltd. (a)	11,800	49,088
BMC Software, Inc. (a)	19,600	759,108
Opnet Technologies, Inc.	14,100	148,332
Rovi Corp. (a)	27,200	810,832
TeleCommunication Systems, Inc. Class A (a)	298,223	2,514,020
		4,281,380
TOTAL SOFTWARE		16,192,754
WIRELESS TELECOMMUNICATION SERVICES - 1.9%
Wireless Telecommunication Services - 1.9%
SOFTBANK CORP.	154,700	3,692,795
Sprint Nextel Corp. (a)	100,000	371,000
Syniverse Holdings, Inc. (a)	138,179	2,191,519
		6,255,314
TOTAL COMMON STOCKS (Cost $346,447,939)		332,425,484
Convertible Bonds - 0.2%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13 (Cost $930,000)	$ 930,000	714,705
Money Market Funds - 4.8%
Shares
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d) (Cost $16,267,191)	16,267,191	16,267,191
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $363,645,130)	349,407,380
NET OTHER ASSETS - (3.3)%	(11,199,329)
NET ASSETS - 100%	$ 338,208,051
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,395
Fidelity Securities Lending Cash Central Fund	96,869
Total	$ 108,264
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,655,051	$ 2,655,051	$ -	$ -
Health Care	16,760	16,760	-	-
Industrials	22,610	22,610	-	-
Information Technology	323,475,749	322,560,455	915,294	-
Telecommunication Services	6,255,314	2,562,519	3,692,795	-
Corporate Bonds	714,705	-	714,705	-
Money Market Funds	16,267,191	16,267,191	-	-
Total Investments in Securities:	$ 349,407,380	$ 344,084,586	$ 5,322,794	$ -
Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $367,083,313. Net unrealized depreciation aggregated $17,675,933, of which $34,376,623 related to appreciated investment securities and $52,052,556 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Computers Portfolio

November 30, 2009

1.810671.105

COM-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 1.0%
Communications Equipment - 1.0%
Emulex Corp. (a)	224,300	$ 2,184,682
Palm, Inc. (a)	83,800	914,258
QUALCOMM, Inc.	42,800	1,926,000
		5,024,940
COMPUTERS & PERIPHERALS - 79.9%
Computer Hardware - 63.1%
Apple, Inc. (a)	612,800	122,504,847
Dell, Inc. (a)	1,597,407	22,555,387
Hewlett-Packard Co.	2,492,900	122,301,674
International Business Machines Corp.	194,848	24,619,045
Sun Microsystems, Inc. (a)	729,525	6,208,258
Teradata Corp. (a)	150,100	4,397,930
Wistron Corp.	1,222,601	2,241,530
		304,828,671
Computer Storage & Peripherals - 16.8%
Electronics for Imaging, Inc. (a)	39,024	468,678
EMC Corp. (a)	1,417,878	23,862,887
Hutchinson Technology, Inc. (a)(c)	729,293	5,185,273
Intermec, Inc. (a)	88,900	1,092,581
Lexmark International, Inc. Class A (a)	48,500	1,220,745
NetApp, Inc. (a)	287,300	8,854,586
QLogic Corp. (a)	159,500	2,861,430
SanDisk Corp. (a)	280,800	5,537,376
Seagate Technology	763,800	11,556,294
SIMPLO Technology Co. Ltd.	435,000	2,314,332
Synaptics, Inc. (a)(c)	112,300	3,025,362
Western Digital Corp. (a)	411,084	15,144,335
		81,123,879
TOTAL COMPUTERS & PERIPHERALS		385,952,550
ELECTRONIC EQUIPMENT & COMPONENTS - 4.5%
Technology Distributors - 4.5%
Agilysys, Inc.	110,522	911,807
Arrow Electronics, Inc. (a)	135,700	3,566,196
Avnet, Inc. (a)	136,100	3,708,725
Digital China Holdings Ltd. (H Shares)	2,251,000	2,648,970
Ingram Micro, Inc. Class A (a)	223,000	3,788,770
Insight Enterprises, Inc. (a)	460,000	4,669,000
Tech Data Corp. (a)	60,200	2,535,022
		21,828,490
INTERNET & CATALOG RETAIL - 0.8%
Internet Retail - 0.8%
Amazon.com, Inc. (a)	28,600	3,887,026
INTERNET SOFTWARE & SERVICES - 1.5%
Internet Software & Services - 1.5%
Google, Inc. Class A (a)	6,600	3,847,800

	Shares	Value
NetEase.com, Inc. sponsored ADR (a)	8,100	$ 309,744
Open Text Corp. (a)	79,400	2,999,221
		7,156,765
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.5%
Semiconductor Equipment - 3.7%
Aixtron AG	78,000	2,807,108
Amkor Technology, Inc. (a)	403,700	2,240,535
ASML Holding NV (NY Shares)	73,600	2,280,864
Cymer, Inc. (a)	58,500	1,956,240
KLA-Tencor Corp.	123,800	3,867,512
Novellus Systems, Inc. (a)	110,000	2,275,900
Ultratech, Inc. (a)	187,700	2,473,886
		17,902,045
Semiconductors - 1.8%
Advanced Micro Devices, Inc. (a)	580,300	4,067,903
Altera Corp.	102,600	2,157,678
Avago Technologies Ltd.	5,400	85,644
Intel Corp.	60,200	1,155,840
Micron Technology, Inc. (a)	300	2,256
Xilinx, Inc.	50,200	1,136,528
		8,605,849
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		26,507,894
SOFTWARE - 3.3%
Application Software - 1.8%
Informatica Corp. (a)	160,100	3,594,245
Magma Design Automation, Inc. (a)	1,042,200	2,542,968
Salesforce.com, Inc. (a)	400	25,072
Taleo Corp. Class A (a)	15,200	314,032
TIBCO Software, Inc. (a)	230,800	1,984,880
		8,461,197
Systems Software - 1.5%
Microsoft Corp.	121,600	3,576,256
Red Hat, Inc. (a)	145,600	3,887,520
		7,463,776
TOTAL SOFTWARE		15,924,973
WIRELESS TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp. (a)	692,200	2,568,062
TOTAL COMMON STOCKS (Cost $446,380,221)		468,850,700
Convertible Bonds - 2.3%
	Principal Amount	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
Semiconductors - 2.3%
Advanced Micro Devices, Inc. 6% 5/1/15	$ 10,700,000	$ 9,389,250
Xilinx, Inc. 3.125% 3/15/37	1,700,000	1,455,710
		10,844,960
TOTAL CONVERTIBLE BONDS (Cost $4,785,281)		10,844,960
Money Market Funds - 1.3%
	Shares
Fidelity Cash Central Fund, 0.21% (d)	4,191,783	4,191,783
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	2,202,500	2,202,500
TOTAL MONEY MARKET FUNDS (Cost $6,394,283)		6,394,283
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $457,559,785)	486,089,943
NET OTHER ASSETS - (0.6)%	(2,952,850)
NET ASSETS - 100%	$ 483,137,093
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,815
Fidelity Securities Lending Cash Central Fund	198,257
Total	$ 223,072
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Hutchinson Technology, Inc.	$ 466,920	$ 3,315,219	$ 5,855,031	$ -	$ -
Total	$ 466,920	$ 3,315,219	$ 5,855,031	$ -	$ -
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,887,026	$ 3,887,026	$ -	$ -
Information Technology	462,395,612	462,395,612	-	-
Telecommunication Services	2,568,062	2,568,062	-	-
Corporate Bonds	10,844,960	-	10,844,960	-
Money Market Funds	6,394,283	6,394,283	-	-
Total Investments in Securities:	$ 486,089,943	$ 475,244,983	$ 10,844,960	$ -
Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $481,478,452. Net unrealized appreciation aggregated $4,611,491, of which $52,665,170 related to appreciated investment securities and $48,053,679 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Construction and
Housing Portfolio

November 30, 2009

1.810672.105

HOU-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
BUILDING PRODUCTS - 6.2%
Building Products - 6.2%
Masco Corp.	266,200	$ 3,614,996
Owens Corning (a)	55,100	1,302,013
USG Corp. (a)(c)	54,100	748,203
		5,665,212
CONSTRUCTION & ENGINEERING - 13.0%
Construction & Engineering - 13.0%
EMCOR Group, Inc. (a)	26,600	633,080
Fluor Corp.	52,800	2,242,944
Foster Wheeler AG (a)	81,800	2,440,912
Granite Construction, Inc.	19,600	587,412
Jacobs Engineering Group, Inc. (a)	51,200	1,791,488
KBR, Inc.	63,800	1,188,594
Orion Marine Group, Inc. (a)	25,600	473,344
Quanta Services, Inc. (a)	25,875	485,156
Shaw Group, Inc. (a)	20,500	584,865
Tutor Perini Corp. (a)	25,500	423,810
URS Corp. (a)	24,371	1,012,615
		11,864,220
CONSTRUCTION MATERIALS - 4.8%
Construction Materials - 4.8%
Eagle Materials, Inc.	3,500	94,360
Martin Marietta Materials, Inc. (c)	3,850	328,367
Texas Industries, Inc.	5,400	187,596
Vulcan Materials Co. (c)	77,400	3,752,352
		4,362,675
HEALTH CARE PROVIDERS & SERVICES - 0.5%
Health Care Facilities - 0.5%
Emeritus Corp. (a)	28,900	451,996
HOUSEHOLD DURABLES - 15.6%
Homebuilding - 15.6%
D.R. Horton, Inc. (c)	198,137	2,036,848
KB Home (c)	154,231	2,089,830
Lennar Corp. Class A	214,928	2,723,138
M.D.C. Holdings, Inc.	4,500	133,605
M/I Homes, Inc. (a)	37,400	409,904
Meritage Homes Corp. (a)	9,500	169,385
NVR, Inc. (a)	1,150	774,123
Pulte Homes, Inc.	191,783	1,752,897
Ryland Group, Inc.	40,730	745,766
Standard Pacific Corp. (a)	91,400	291,566
Toll Brothers, Inc. (a)	160,284	3,123,935
		14,250,997

	Shares	Value
INDUSTRIAL CONGLOMERATES - 0.4%
Industrial Conglomerates - 0.4%
McDermott International, Inc. (a)	19,700	$ 412,518
REAL ESTATE INVESTMENT TRUSTS - 12.6%
Residential REITs - 11.1%
Apartment Investment & Management Co. Class A	76,371	1,031,772
AvalonBay Communities, Inc.	21,419	1,547,309
BRE Properties, Inc.	6,000	187,980
Camden Property Trust (SBI)	21,200	821,500
Equity Residential (SBI)	117,500	3,784,675
Essex Property Trust, Inc.	18,150	1,447,463
Home Properties, Inc.	9,200	413,356
UDR, Inc.	63,438	949,667
		10,183,722
Retail REITs - 1.0%
CBL & Associates Properties, Inc.	98,500	912,110
Specialized REITs - 0.5%
U-Store-It Trust	66,300	431,613
TOTAL REAL ESTATE INVESTMENT TRUSTS		11,527,445
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.9%
Diversified Real Estate Activities - 0.8%
The St. Joe Co. (a)(c)	29,800	742,020
Real Estate Operating Companies - 1.0%
Forest City Enterprises, Inc. Class A (c)	86,200	924,926
Real Estate Services - 1.1%
CB Richard Ellis Group, Inc. Class A (a)	90,622	1,035,809
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		2,702,755
SPECIALTY RETAIL - 42.8%
Computer & Electronics Retail - 1.7%
Best Buy Co., Inc.	37,700	1,614,691
Home Improvement Retail - 41.1%
Home Depot, Inc.	698,800	19,119,167
Lowe's Companies, Inc.	735,900	16,049,979
Lumber Liquidators, Inc. (a)(c)	7,600	179,512
Sherwin-Williams Co.	36,900	2,244,996
		37,593,654
TOTAL SPECIALTY RETAIL		39,208,345
TOTAL COMMON STOCKS (Cost $97,650,731)		90,446,163
Money Market Funds - 10.2%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (d)	534,409	$ 534,409
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	8,770,063	8,770,063
TOTAL MONEY MARKET FUNDS (Cost $9,304,472)		9,304,472
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 11/30/09 due 12/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $26,000)	$ 26,000	26,000
TOTAL INVESTMENT PORTFOLIO - 109.0% (Cost $106,981,203)	99,776,635
NET OTHER ASSETS - (9.0)%	(8,234,093)
NET ASSETS - 100%	$ 91,542,542
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$26,000 due 12/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 1,471
Banc of America Securities LLC	2,942
Bank of America, NA	1,471
Barclays Capital, Inc.	2,942
Credit Suisse Securities (USA) LLC	1,875
Deutsche Bank Securities, Inc.	3,083
HSBC Securities (USA), Inc.	4,126
ING Financial Markets LLC	735
J.P. Morgan Securities, Inc.	1,471
Mizuho Securities USA, Inc.	1,471
Morgan Stanley & Co., Inc.	1,471
Societe Generale, New York Branch	2,942
$ 26,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,115
Fidelity Securities Lending Cash Central Fund	15,006
Total	$ 20,121
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $111,470,197. Net unrealized depreciation aggregated $11,693,562, of which $4,611,936 related to appreciated investment securities and $16,305,498 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Consumer
Discretionary Portfolio

November 30, 2009

1.810692.105

CPR-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 109.8%
	Shares	Value
AUTO COMPONENTS - 3.1%
Auto Parts & Equipment - 3.1%
BorgWarner, Inc.	18,175	$ 549,067
Johnson Controls, Inc.	47,600	1,287,580
		1,836,647
AUTOMOBILES - 1.8%
Automobile Manufacturers - 0.8%
Ford Motor Co. (a)	52,700	468,503
Motorcycle Manufacturers - 1.0%
Harley-Davidson, Inc.	21,200	617,768
TOTAL AUTOMOBILES		1,086,271
DISTRIBUTORS - 1.0%
Distributors - 1.0%
Li & Fung Ltd.	146,000	587,779
DIVERSIFIED CONSUMER SERVICES - 3.3%
Education Services - 2.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	8,000	456,560
DeVry, Inc.	7,400	401,968
Navitas Ltd.	28,730	98,924
Strayer Education, Inc. (c)	2,300	454,250
		1,411,702
Specialized Consumer Services - 0.9%
Sotheby's Class A (ltd. vtg.)	18,900	358,533
Steiner Leisure Ltd. (a)	5,100	201,705
		560,238
TOTAL DIVERSIFIED CONSUMER SERVICES		1,971,940
DIVERSIFIED FINANCIAL SERVICES - 0.1%
Other Diversified Financial Services - 0.1%
Sands China Ltd.	49,600	59,649
FOOD & STAPLES RETAILING - 2.9%
Food Retail - 0.7%
Susser Holdings Corp. (a)	38,583	408,980
Hypermarkets & Super Centers - 2.2%
Costco Wholesale Corp.	22,000	1,318,020
TOTAL FOOD & STAPLES RETAILING		1,727,000
HOTELS, RESTAURANTS & LEISURE - 20.5%
Casinos & Gaming - 4.4%
Bally Technologies, Inc. (a)	10,600	440,218
Las Vegas Sands Corp. unit	2,710	709,939
MGM Mirage, Inc. (a)	44,400	469,308
WMS Industries, Inc. (a)	23,400	909,792
Wynn Macau Ltd.	86,400	106,692
		2,635,949
Hotels, Resorts & Cruise Lines - 5.1%
Carnival Corp. unit	34,800	1,114,644

	Shares	Value
Starwood Hotels & Resorts Worldwide, Inc.	21,300	$ 682,026
Wyndham Worldwide Corp.	67,200	1,247,904
		3,044,574
Leisure Facilities - 0.6%
Vail Resorts, Inc. (a)(c)	8,700	337,473
Restaurants - 10.4%
BJ's Restaurants, Inc. (a)	16,584	283,089
Darden Restaurants, Inc.	22,900	719,747
Jack in the Box, Inc. (a)	11,700	218,439
McDonald's Corp.	51,200	3,238,400
P.F. Chang's China Bistro, Inc. (a)(c)	9,700	316,414
Sonic Corp. (a)	26,790	258,256
Starbucks Corp. (a)	25,300	554,070
Yum! Brands, Inc.	19,400	684,238
		6,272,653
TOTAL HOTELS, RESTAURANTS & LEISURE		12,290,649
HOUSEHOLD DURABLES - 4.6%
Home Furnishings - 1.1%
Mohawk Industries, Inc. (a)	10,800	443,664
Tempur-Pedic International, Inc. (a)	9,700	209,035
		652,699
Homebuilding - 1.8%
Lennar Corp. Class A	25,970	329,040
M.D.C. Holdings, Inc.	2,200	65,318
NVR, Inc. (a)	169	113,762
Pulte Homes, Inc.	40,430	369,530
Toll Brothers, Inc. (a)	12,000	233,880
		1,111,530
Household Appliances - 1.0%
Whirlpool Corp.	8,200	608,112
Housewares & Specialties - 0.7%
Newell Rubbermaid, Inc.	27,400	397,574
TOTAL HOUSEHOLD DURABLES		2,769,915
INTERNET & CATALOG RETAIL - 6.1%
Catalog Retail - 0.3%
Liberty Media Corp. Interactive Series A (a)	19,300	205,352
Internet Retail - 5.8%
Amazon.com, Inc. (a)	20,800	2,826,928
Blue Nile, Inc. (a)	3,500	195,615
Expedia, Inc. (a)	17,586	448,091
		3,470,634
TOTAL INTERNET & CATALOG RETAIL		3,675,986
INTERNET SOFTWARE & SERVICES - 1.4%
Internet Software & Services - 1.4%
Google, Inc. Class A (a)	1,478	861,674
Common Stocks - continued
	Shares	Value
LEISURE EQUIPMENT & PRODUCTS - 0.5%
Leisure Products - 0.5%
Polaris Industries, Inc. (c)	6,700	$ 292,321
MEDIA - 24.1%
Advertising - 1.8%
Interpublic Group of Companies, Inc. (a)	105,678	668,942
Lamar Advertising Co. Class A (a)	14,700	406,896
		1,075,838
Cable & Satellite - 9.5%
Cablevision Systems Corp. - NY Group Class A	19,200	480,384
Comcast Corp. Class A	120,950	1,774,337
DIRECTV (a)	37,403	1,183,057
DISH Network Corp. Class A	19,700	407,987
Liberty Media Corp. Starz Series A (a)	2,210	105,749
Time Warner Cable, Inc.	31,047	1,300,559
Virgin Media, Inc.	28,400	467,464
		5,719,537
Movies & Entertainment - 11.8%
DreamWorks Animation SKG, Inc. Class A (a)	4,583	153,393
News Corp.:
Class A	40,400	462,984
Class B (c)	24,700	338,143
The Walt Disney Co.	120,500	3,641,510
Time Warner, Inc.	33,121	1,017,477
Viacom, Inc. Class B (non-vtg.) (a)	48,500	1,437,540
		7,051,047
Publishing - 1.0%
McGraw-Hill Companies, Inc.	20,900	626,164
TOTAL MEDIA		14,472,586
MULTILINE RETAIL - 9.6%
Department Stores - 3.1%
Kohl's Corp. (a)	22,200	1,179,708
Nordstrom, Inc. (c)	19,282	644,983
		1,824,691
General Merchandise Stores - 6.5%
Target Corp.	84,200	3,920,352
TOTAL MULTILINE RETAIL		5,745,043
SPECIALTY RETAIL - 25.7%
Apparel Retail - 4.9%
Citi Trends, Inc. (a)	29,497	804,678

	Shares	Value
Gymboree Corp. (a)	17,295	$ 690,416
Ross Stores, Inc.	14,700	646,506
Urban Outfitters, Inc. (a)	18,000	569,520
Zumiez, Inc. (a)	20,792	227,257
		2,938,377
Automotive Retail - 4.0%
Advance Auto Parts, Inc.	40,100	1,575,930
AutoZone, Inc. (a)	800	118,296
Monro Muffler Brake, Inc.	8,700	260,826
O'Reilly Automotive, Inc. (a)	11,700	453,726
		2,408,778
Computer & Electronics Retail - 2.4%
Best Buy Co., Inc.	17,040	729,823
Conn's, Inc. (a)	18,700	106,964
hhgregg, Inc. (a)	16,300	315,405
RadioShack Corp.	15,848	298,893
		1,451,085
Home Improvement Retail - 9.3%
Home Depot, Inc.	36,000	984,960
Lowe's Companies, Inc.	186,600	4,069,744
Lumber Liquidators, Inc. (a)(c)	22,000	519,640
		5,574,344
Homefurnishing Retail - 0.9%
Pier 1 Imports, Inc. (a)	81,500	308,885
Williams-Sonoma, Inc.	12,700	258,064
		566,949
Specialty Stores - 4.2%
Big 5 Sporting Goods Corp.	29,100	475,494
Staples, Inc.	69,007	1,609,243
Vitamin Shoppe, Inc.	8,905	164,743
Zale Corp. (a)	54,337	255,384
		2,504,864
TOTAL SPECIALTY RETAIL		15,444,397
TEXTILES, APPAREL & LUXURY GOODS - 5.1%
Apparel, Accessories & Luxury Goods - 1.4%
G-III Apparel Group Ltd. (a)	15,245	258,708
VF Corp.	7,800	567,216
		825,924
Footwear - 3.7%
Deckers Outdoor Corp. (a)	4,200	389,046
Iconix Brand Group, Inc. (a)	14,000	157,640
NIKE, Inc. Class B	25,800	1,674,162
		2,220,848
TOTAL TEXTILES, APPAREL & LUXURY GOODS		3,046,772
TOTAL COMMON STOCKS (Cost $60,494,894)		65,868,629
Money Market Funds - 4.9%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (d)	547,172	$ 547,172
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	2,423,350	2,423,350
TOTAL MONEY MARKET FUNDS (Cost $2,970,522)		2,970,522
TOTAL INVESTMENT PORTFOLIO - 114.7% (Cost $63,465,416)	68,839,151
NET OTHER ASSETS - (14.7)%	(8,844,487)
NET ASSETS - 100%	$ 59,994,664
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,217
Fidelity Securities Lending Cash Central Fund	4,180
Total	$ 7,397
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 63,220,306	$ 62,510,367	$ 709,939	$ -
Consumer Staples	1,727,000	1,727,000	-	-
Financials	59,649	59,649	-	-
Information Technology	861,674	861,674	-	-
Money Market Funds	2,970,522	2,970,522	-	-
Total Investments in Securities:	$ 68,839,151	$ 68,129,212	$ 709,939	$ -
Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $64,127,198. Net unrealized appreciation aggregated $4,711,953, of which $8,127,283 related to appreciated investment securities and $3,415,330 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Consumer Staples Portfolio

November 30, 2009

1.810694.105

FOO-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
BEVERAGES - 28.1%
Brewers - 5.8%
Anadolu Efes Biracilik ve Malt Sanyii AS	252,611	$ 2,644,622
Anheuser-Busch InBev SA NV	479,984	23,954,339
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	59,000	5,803,240
Molson Coors Brewing Co. Class B	835,445	37,770,468
		70,172,669
Distillers & Vintners - 4.2%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,974,173	33,778,100
Diageo PLC sponsored ADR	255,400	17,267,594
		51,045,694
Soft Drinks - 18.1%
Coca-Cola Enterprises, Inc.	879,500	17,282,175
Coca-Cola FEMSA SAB de CV sponsored ADR (c)	106,229	6,068,863
Coca-Cola Icecek AS	392,832	3,007,351
Cott Corp. (a)	21,000	179,062
Dr Pepper Snapple Group, Inc.	565,631	14,813,876
Embotelladora Andina SA sponsored ADR (c)	317,941	5,974,111
Fomento Economico Mexicano SAB de CV sponsored ADR	67,990	3,094,225
Pepsi Bottling Group, Inc.	92,623	3,515,043
PepsiCo, Inc.	1,323,905	82,373,369
The Coca-Cola Co.	1,456,315	83,301,218
		219,609,293
TOTAL BEVERAGES		340,827,656
FOOD & STAPLES RETAILING - 21.6%
Drug Retail - 10.6%
CVS Caremark Corp.	2,670,773	82,820,671
Walgreen Co.	1,173,734	45,646,515
		128,467,186
Food Retail - 5.0%
Kroger Co.	1,389,232	31,591,136
Safeway, Inc.	1,198,032	26,955,720
The Pantry, Inc. (a)	158,409	2,341,285
		60,888,141
Hypermarkets & Super Centers - 6.0%
BJ's Wholesale Club, Inc. (a)	184,224	6,394,415
Wal-Mart Stores, Inc.	1,226,760	66,919,758
		73,314,173
TOTAL FOOD & STAPLES RETAILING		262,669,500

	Shares	Value
FOOD PRODUCTS - 13.0%
Agricultural Products - 3.4%
Archer Daniels Midland Co.	591,171	$ 18,213,979
Bunge Ltd.	187,772	11,623,087
Corn Products International, Inc.	184,477	5,172,735
SLC Agricola SA	364,200	2,806,964
Viterra, Inc. (a)	301,000	3,037,091
		40,853,856
Packaged Foods & Meats - 9.6%
Ausnutria Dairy Hunan Co. Ltd. Class H	3,785,000	3,057,362
Brasil Foods SA	1,000	23,498
Cadbury PLC sponsored ADR	993	52,996
Cermaq ASA (a)	294,400	3,008,289
Cosan Ltd. Class A (a)	91,200	669,408
Danone	66,471	3,973,020
Dean Foods Co. (a)	665,192	10,576,553
General Mills, Inc.	202,155	13,746,540
Lindt & Spruengli AG (c)	109	3,027,717
Nestle SA (Reg.)	890,547	42,089,560
Tyson Foods, Inc. Class A	526,985	6,334,360
Unilever NV (NY Shares)	977,912	30,129,469
		116,688,772
TOTAL FOOD PRODUCTS		157,542,628
HOUSEHOLD PRODUCTS - 16.6%
Household Products - 16.6%
Colgate-Palmolive Co.	185,549	15,621,370
Energizer Holdings, Inc. (a)	298,505	16,817,772
Procter & Gamble Co.	2,722,670	169,758,474
		202,197,616
PERSONAL PRODUCTS - 3.7%
Personal Products - 3.7%
Avon Products, Inc.	1,117,691	38,280,917
Mead Johnson Nutrition Co. Class A (c)	80,296	3,522,586
Natura Cosmeticos SA	159,900	3,068,659
		44,872,162
PHARMACEUTICALS - 2.9%
Pharmaceuticals - 2.9%
Johnson & Johnson	562,124	35,323,872
Perrigo Co.	1,000	40,140
		35,364,012
TOBACCO - 12.1%
Tobacco - 12.1%
Altria Group, Inc.	2,307,420	43,402,570
British American Tobacco PLC sponsored ADR (c)	990,580	60,692,837
KT&G Corp.	54,339	3,142,652
Common Stocks - continued
	Shares	Value
TOBACCO - CONTINUED
Tobacco - continued
Philip Morris International, Inc.	770,965	$ 37,075,707
Souza Cruz Industria Comerico	79,700	2,795,289
		147,109,055
TOTAL COMMON STOCKS (Cost $1,116,445,040)		1,190,582,629
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 0.21% (d)	36,228,111	36,228,111
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	10,518,340	10,518,340
TOTAL MONEY MARKET FUNDS (Cost $46,746,451)		46,746,451
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $1,163,191,491)	1,237,329,080
NET OTHER ASSETS - (1.8)%	(21,881,361)
NET ASSETS - 100%	$ 1,215,447,719
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 58,302
Fidelity Securities Lending Cash Central Fund	121,826
Total	$ 180,128
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $1,175,708,231. Net unrealized appreciation aggregated $61,620,849, of which $106,246,884 related to appreciated investment securities and $44,626,035 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Select
Consumer Staples Portfolio
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Consumer Staples Portfolio

1.860868.102

ACSF-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
BEVERAGES - 28.1%
Brewers - 5.8%
Anadolu Efes Biracilik ve Malt Sanyii AS	252,611	$ 2,644,622
Anheuser-Busch InBev SA NV	479,984	23,954,339
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	59,000	5,803,240
Molson Coors Brewing Co. Class B	835,445	37,770,468
		70,172,669
Distillers & Vintners - 4.2%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,974,173	33,778,100
Diageo PLC sponsored ADR	255,400	17,267,594
		51,045,694
Soft Drinks - 18.1%
Coca-Cola Enterprises, Inc.	879,500	17,282,175
Coca-Cola FEMSA SAB de CV sponsored ADR (c)	106,229	6,068,863
Coca-Cola Icecek AS	392,832	3,007,351
Cott Corp. (a)	21,000	179,062
Dr Pepper Snapple Group, Inc.	565,631	14,813,876
Embotelladora Andina SA sponsored ADR (c)	317,941	5,974,111
Fomento Economico Mexicano SAB de CV sponsored ADR	67,990	3,094,225
Pepsi Bottling Group, Inc.	92,623	3,515,043
PepsiCo, Inc.	1,323,905	82,373,369
The Coca-Cola Co.	1,456,315	83,301,218
		219,609,293
TOTAL BEVERAGES		340,827,656
FOOD & STAPLES RETAILING - 21.6%
Drug Retail - 10.6%
CVS Caremark Corp.	2,670,773	82,820,671
Walgreen Co.	1,173,734	45,646,515
		128,467,186
Food Retail - 5.0%
Kroger Co.	1,389,232	31,591,136
Safeway, Inc.	1,198,032	26,955,720
The Pantry, Inc. (a)	158,409	2,341,285
		60,888,141
Hypermarkets & Super Centers - 6.0%
BJ's Wholesale Club, Inc. (a)	184,224	6,394,415
Wal-Mart Stores, Inc.	1,226,760	66,919,758
		73,314,173
TOTAL FOOD & STAPLES RETAILING		262,669,500

	Shares	Value
FOOD PRODUCTS - 13.0%
Agricultural Products - 3.4%
Archer Daniels Midland Co.	591,171	$ 18,213,979
Bunge Ltd.	187,772	11,623,087
Corn Products International, Inc.	184,477	5,172,735
SLC Agricola SA	364,200	2,806,964
Viterra, Inc. (a)	301,000	3,037,091
		40,853,856
Packaged Foods & Meats - 9.6%
Ausnutria Dairy Hunan Co. Ltd. Class H	3,785,000	3,057,362
Brasil Foods SA	1,000	23,498
Cadbury PLC sponsored ADR	993	52,996
Cermaq ASA (a)	294,400	3,008,289
Cosan Ltd. Class A (a)	91,200	669,408
Danone	66,471	3,973,020
Dean Foods Co. (a)	665,192	10,576,553
General Mills, Inc.	202,155	13,746,540
Lindt & Spruengli AG (c)	109	3,027,717
Nestle SA (Reg.)	890,547	42,089,560
Tyson Foods, Inc. Class A	526,985	6,334,360
Unilever NV (NY Shares)	977,912	30,129,469
		116,688,772
TOTAL FOOD PRODUCTS		157,542,628
HOUSEHOLD PRODUCTS - 16.6%
Household Products - 16.6%
Colgate-Palmolive Co.	185,549	15,621,370
Energizer Holdings, Inc. (a)	298,505	16,817,772
Procter & Gamble Co.	2,722,670	169,758,474
		202,197,616
PERSONAL PRODUCTS - 3.7%
Personal Products - 3.7%
Avon Products, Inc.	1,117,691	38,280,917
Mead Johnson Nutrition Co. Class A (c)	80,296	3,522,586
Natura Cosmeticos SA	159,900	3,068,659
		44,872,162
PHARMACEUTICALS - 2.9%
Pharmaceuticals - 2.9%
Johnson & Johnson	562,124	35,323,872
Perrigo Co.	1,000	40,140
		35,364,012
TOBACCO - 12.1%
Tobacco - 12.1%
Altria Group, Inc.	2,307,420	43,402,570
British American Tobacco PLC sponsored ADR (c)	990,580	60,692,837
KT&G Corp.	54,339	3,142,652
Common Stocks - continued
	Shares	Value
TOBACCO - CONTINUED
Tobacco - continued
Philip Morris International, Inc.	770,965	$ 37,075,707
Souza Cruz Industria Comerico	79,700	2,795,289
		147,109,055
TOTAL COMMON STOCKS (Cost $1,116,445,040)		1,190,582,629
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 0.21% (d)	36,228,111	36,228,111
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	10,518,340	10,518,340
TOTAL MONEY MARKET FUNDS (Cost $46,746,451)		46,746,451
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $1,163,191,491)	1,237,329,080
NET OTHER ASSETS - (1.8)%	(21,881,361)
NET ASSETS - 100%	$ 1,215,447,719
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 58,302
Fidelity Securities Lending Cash Central Fund	121,826
Total	$ 180,128
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $1,175,708,231. Net unrealized appreciation aggregated $61,620,849, of which $106,246,884 related to appreciated investment securities and $44,626,035 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Defense and Aerospace Portfolio

November 30, 2009

1.810679.105

DEF-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
AEROSPACE & DEFENSE - 86.2%
Aerospace & Defense - 86.2%
AeroVironment, Inc. (a)	218,000	$ 6,265,320
Alliant Techsystems, Inc. (a)	215,700	18,489,804
Argon ST, Inc. (a)	212,500	3,820,750
BAE Systems PLC	425,700	2,297,607
BE Aerospace, Inc. (a)	256,200	4,936,974
Chemring Group PLC	49,900	2,222,054
DynCorp International, Inc. Class A (a)	228,076	3,188,502
Esterline Technologies Corp. (a)	135,500	5,472,845
General Dynamics Corp.	333,430	21,973,037
Goodrich Corp.	460,050	27,299,367
Heico Corp. (c)	217,800	8,156,610
Honeywell International, Inc.	1,117,500	42,990,225
L-3 Communications Holdings, Inc.	73,300	5,744,521
Ladish Co., Inc. (a)	208,700	2,898,843
LMI Aerospace, Inc. (a)	165,900	1,766,835
Lockheed Martin Corp.	524,600	40,514,858
Meggitt PLC	1,377,000	5,420,540
MTU Aero Engines Holdings AG	25,000	1,281,820
Northrop Grumman Corp.	197,600	10,828,480
Orbital Sciences Corp. (a)	319,292	4,000,729
Precision Castparts Corp.	434,600	45,059,328
Raytheon Co.	746,952	38,490,437
Rockwell Collins, Inc.	153,500	8,206,110
Spirit AeroSystems Holdings, Inc. Class A (a)	461,600	8,414,968
Stanley, Inc. (a)	149,100	3,977,988
Teledyne Technologies, Inc. (a)	280,800	9,412,416
The Boeing Co.	520,566	27,282,864
TransDigm Group, Inc.	346,800	15,033,780
United Technologies Corp.	1,717,700	115,498,149
		490,945,761
COMMUNICATIONS EQUIPMENT - 1.6%
Communications Equipment - 1.6%
Harris Corp.	180,200	7,910,780
ViaSat, Inc. (a)	45,800	1,403,770
		9,314,550
ELECTRONIC EQUIPMENT & COMPONENTS - 1.6%
Electronic Components - 0.0%
CPI International, Inc. (a)	10,239	98,909
Electronic Equipment & Instruments - 1.6%
FLIR Systems, Inc. (a)	319,000	9,155,300
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		9,254,209
HOUSEHOLD DURABLES - 0.6%
Household Appliances - 0.6%
iRobot Corp. (a)(c)	228,000	3,214,800

	Shares	Value
INDUSTRIAL CONGLOMERATES - 0.9%
Industrial Conglomerates - 0.9%
Textron, Inc.	250,200	$ 5,016,510
IT SERVICES - 1.1%
IT Consulting & Other Services - 1.1%
CACI International, Inc. Class A (a)	59,700	2,771,274
SAIC, Inc. (a)	190,000	3,385,800
		6,157,074
MACHINERY - 2.9%
Construction & Farm Machinery & Heavy Trucks - 1.6%
Force Protection, Inc. (a)	97,953	505,437
Navistar International Corp. (a)	92,000	3,036,920
Oshkosh Co.	136,500	5,423,145
		8,965,502
Industrial Machinery - 1.3%
Barnes Group, Inc.	231,200	3,585,912
Crane Co.	130,800	3,655,860
		7,241,772
TOTAL MACHINERY		16,207,274
METALS & MINING - 0.7%
Steel - 0.7%
Carpenter Technology Corp.	175,900	4,077,362
SOFTWARE - 0.3%
Systems Software - 0.3%
Sourcefire, Inc. (a)	98,700	1,937,481
TRADING COMPANIES & DISTRIBUTORS - 0.6%
Trading Companies & Distributors - 0.6%
Kaman Corp.	155,500	3,522,075
TOTAL COMMON STOCKS (Cost $560,636,127)		549,647,096
Money Market Funds - 2.2%

Fidelity Cash Central Fund, 0.21% (d)	7,615,413	7,615,413
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	5,102,700	5,102,700
TOTAL MONEY MARKET FUNDS (Cost $12,718,113)		12,718,113
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $573,354,240)	562,365,209
NET OTHER ASSETS - 1.3%	7,484,503
NET ASSETS - 100%	$ 569,849,712
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,312
Fidelity Securities Lending Cash Central Fund	22,711
Total	$ 35,023
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $576,708,611. Net unrealized depreciation aggregated $14,343,402, of which $75,587,111 related to appreciated investment securities and $89,930,513 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Electronics Portfolio

November 30, 2009

1.810682.105

ELE-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 2.4%
Communications Equipment - 2.4%
QUALCOMM, Inc.	554,324	$ 24,944,580
COMPUTERS & PERIPHERALS - 2.0%
Computer Storage & Peripherals - 2.0%
SanDisk Corp. (a)	395,700	7,803,204
Seagate Technology	572,400	8,660,412
Western Digital Corp. (a)	87,200	3,212,448
Xyratex Ltd. (a)	131,458	1,481,532
		21,157,596
ELECTRICAL EQUIPMENT - 0.4%
Electrical Components & Equipment - 0.4%
Motech Industries, Inc.	1	4
SunPower Corp. Class B (a)	224,000	4,002,880
		4,002,884
ELECTRONIC EQUIPMENT & COMPONENTS - 4.1%
Electronic Components - 0.5%
AVX Corp.	38,394	463,032
Everlight Electronics Co. Ltd.	1,004,993	3,105,237
Vishay Intertechnology, Inc. (a)	206,400	1,496,400
		5,064,669
Electronic Manufacturing Services - 2.6%
Benchmark Electronics, Inc. (a)	313,735	5,656,642
DDi Corp. (a)	859,561	3,317,905
Flextronics International Ltd. (a)	1,663,593	11,761,603
Jabil Circuit, Inc.	299,896	3,991,616
Tyco Electronics Ltd.	114,500	2,657,545
		27,385,311
Technology Distributors - 1.0%
Arrow Electronics, Inc. (a)	120,800	3,174,624
Avnet, Inc. (a)	249,082	6,787,485
		9,962,109
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		42,412,089
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)	285,468	3
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)(c)	200,000	267,172
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 89.7%
Semiconductor Equipment - 18.2%
Advanced Energy Industries, Inc. (a)	14,100	154,113
Aixtron AG	140,000	5,038,398
Amkor Technology, Inc. (a)(c)	4,203,366	23,328,681
Applied Materials, Inc.	4,577,000	56,342,870
ASM International NV (NASDAQ) (a)	138,400	3,155,520

	Shares	Value
ASML Holding NV (NY Shares)	431,100	$ 13,359,789
ATMI, Inc. (a)	105,700	1,643,635
Brooks Automation, Inc. (a)	26,400	193,512
Cabot Microelectronics Corp. (a)	11,300	345,667
Cohu, Inc.	9,700	114,266
Cymer, Inc. (a)	260,571	8,713,494
Entegris, Inc. (a)	236,635	986,768
FEI Co. (a)	15,400	376,068
FormFactor, Inc. (a)	251,400	4,261,230
KLA-Tencor Corp.	128,600	4,017,464
Kulicke & Soffa Industries, Inc. (a)	961,335	4,364,461
Lam Research Corp. (a)	641,100	21,790,989
LTX-Credence Corp. (a)	77,100	104,085
Mattson Technology, Inc. (a)	330,200	812,292
MEMC Electronic Materials, Inc. (a)	1,155,864	13,916,603
Novellus Systems, Inc. (a)	62,700	1,297,263
Teradyne, Inc. (a)	703,600	6,233,896
Tessera Technologies, Inc. (a)	61,500	1,455,705
Ultratech, Inc. (a)	71,800	946,324
Varian Semiconductor Equipment Associates, Inc. (a)	414,200	12,065,646
Verigy Ltd. (a)	488,000	5,075,200
		190,093,939
Semiconductors - 71.5%
Actel Corp. (a)	10,400	121,264
Advanced Analogic Technologies, Inc. (a)	732,770	2,344,864
Advanced Micro Devices, Inc. (a)(c)	749,900	5,256,799
Altera Corp.	1,284,962	27,022,751
Analog Devices, Inc.	418,690	12,556,513
Applied Micro Circuits Corp. (a)	220,572	1,638,850
ARM Holdings PLC sponsored ADR	970,800	7,494,576
Atheros Communications, Inc. (a)	69,600	1,981,512
Atmel Corp. (a)	6,624,815	26,300,516
Avago Technologies Ltd.	967,423	15,343,329
Broadcom Corp. Class A (a)	604,300	17,645,560
California Micro Devices Corp. (a)	469,005	1,407,015
Cirrus Logic, Inc. (a)	169,091	918,164
Cree, Inc. (a)	26,900	1,286,627
Cypress Semiconductor Corp. (a)	452,000	4,325,640
Diodes, Inc. (a)	12,200	213,988
DSP Group, Inc. (a)	12,100	76,109
Exar Corp. (a)	15,000	105,300
Fairchild Semiconductor International, Inc. (a)	3,704,601	30,007,268
Himax Technologies, Inc. sponsored ADR	1,014,200	2,647,062
Infineon Technologies AG (a)	2,551,757	12,197,399
Integrated Device Technology, Inc. (a)	30,400	172,064
Intel Corp.	13,325,844	255,856,203
International Rectifier Corp. (a)	645,547	12,084,640
Intersil Corp. Class A	1,209,540	15,627,257
Linear Technology Corp.	27,900	752,463
Marvell Technology Group Ltd. (a)	2,912,700	44,913,834
Maxim Integrated Products, Inc.	98,100	1,726,560
Microchip Technology, Inc. (c)	117,000	3,071,250
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Micron Technology, Inc. (a)	5,884,645	$ 44,252,530
Microsemi Corp. (a)	775,334	11,808,337
Monolithic Power Systems, Inc. (a)	169,200	3,637,800
National Semiconductor Corp.	1,413,732	20,640,487
Netlogic Microsystems, Inc. (a)	7,500	306,000
NVIDIA Corp. (a)	1,695,170	22,138,920
O2Micro International Ltd. sponsored ADR (a)	304,500	1,306,305
Omnivision Technologies, Inc. (a)	179,900	2,511,404
ON Semiconductor Corp. (a)	2,122,541	16,470,918
PMC-Sierra, Inc. (a)	416,300	3,301,259
Rambus, Inc. (a)	36,900	657,558
Samsung Electronics Co. Ltd.	10,051	6,209,641
Semtech Corp. (a)	27,800	445,356
Sigma Designs, Inc. (a)(c)	10,800	126,144
Silicon Storage Technology, Inc. (a)	39,300	89,604
Skyworks Solutions, Inc. (a)	280,000	3,446,800
Standard Microsystems Corp. (a)	315,383	6,067,969
STATS ChipPAC Ltd. (a)	5,269,000	3,159,877
STMicroelectronics NV (NY Shares) (c)	179,200	1,451,520
Texas Instruments, Inc.	2,817,400	71,252,046
Volterra Semiconductor Corp. (a)	165,905	2,735,773
Xilinx, Inc.	925,600	20,955,584
Zoran Corp. (a)	22,200	202,908
		748,270,117
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		938,364,056
SOFTWARE - 0.1%
Application Software - 0.1%
Synopsys, Inc. (a)	43,153	969,648
TOTAL COMMON STOCKS (Cost $1,163,076,037)		1,032,118,028
Corporate Bonds - 0.7%
	Principal Amount
Convertible Bonds - 0.4%
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
SunPower Corp. 4.75% 4/15/14	$ 470,000	480,340
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 6% 4/15/14 (d)	610,000	1,238,971

	Principal Amount	Value
Semiconductors - 0.3%
Xilinx, Inc. 3.125% 3/15/37	$ 2,790,000	$ 2,389,077
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		3,628,048
TOTAL CONVERTIBLE BONDS		4,108,388
Nonconvertible Bonds - 0.3%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
Semiconductors - 0.3%
Avago Technologies Finance Ltd. 11.875% 12/1/15	1,500,000	1,642,500
Freescale Semiconductor, Inc. 9.875% 12/15/14 pay-in-kind (e)	1,970,000	1,499,450
		3,141,950
TOTAL CORPORATE BONDS (Cost $5,293,295)		7,250,338
Money Market Funds - 1.8%
	Shares
Fidelity Cash Central Fund, 0.21% (f)	1,312	1,312
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(f)	18,959,800	18,959,800
TOTAL MONEY MARKET FUNDS (Cost $18,961,112)		18,961,112
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,187,330,444)	1,058,329,478
NET OTHER ASSETS - (1.2)%	(12,109,299)
NET ASSETS - 100%	$ 1,046,220,179
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,238,971 or 0.1% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 51,104
Fidelity Securities Lending Cash Central Fund	83,555
Total	$ 134,659
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Health Care	$ 3	$ -	$ -	$ 3
Industrials	4,002,884	4,002,884	-	-
Information Technology	1,027,847,969	1,015,650,570	12,197,399	-
Materials	267,172	267,172	-	-
Corporate Bonds	7,250,338	-	7,250,338	-
Money Market Funds	18,961,112	18,961,112	-	-
Total Investments in Securities:	$ 1,058,329,478	$ 1,038,881,738	$ 19,447,737	$ 3
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(75,776)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	75,779
Ending Balance	$ 3
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ (75,776)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $1,206,256,073. Net unrealized depreciation aggregated $147,926,595, of which $113,867,140 related to appreciated investment securities and $261,793,735 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Energy Portfolio

November 30, 2009

1.810683.105

ENE-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Fuel Tech, Inc. (a)	45,359	$ 388,727
CONSTRUCTION & ENGINEERING - 0.5%
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	294,254	10,295,947
ELECTRICAL EQUIPMENT - 2.3%
Electrical Components & Equipment - 2.2%
centrotherm photovoltaics AG (a)	82,178	5,025,351
Energy Conversion Devices, Inc. (a)(c)	331,339	3,286,883
Evergreen Solar, Inc. (a)(c)	730,527	1,022,738
First Solar, Inc. (a)(c)	128,949	15,359,115
JA Solar Holdings Co. Ltd. ADR (a)(c)	3,118,382	12,130,506
Q-Cells SE (a)(c)	50,800	797,033
SunPower Corp.:
Class A (a)(c)	71,600	1,479,972
Class B (a)	303,800	5,428,906
		44,530,504
Heavy Electrical Equipment - 0.1%
Vestas Wind Systems AS (a)	38,200	2,681,892
TOTAL ELECTRICAL EQUIPMENT		47,212,396
ELECTRONIC EQUIPMENT & COMPONENTS - 0.3%
Electronic Equipment & Instruments - 0.3%
Itron, Inc. (a)	84,600	5,142,834
ENERGY EQUIPMENT & SERVICES - 37.2%
Oil & Gas Drilling - 14.1%
Atwood Oceanics, Inc. (a)	827,545	31,181,896
Diamond Offshore Drilling, Inc.	200	19,908
ENSCO International, Inc.	236,300	10,397,200
Helmerich & Payne, Inc.	864,898	32,476,920
Hercules Offshore, Inc. (a)	535,633	2,737,085
Nabors Industries Ltd. (a)	2,310,961	47,721,345
Noble Corp.	1,684,600	69,590,826
Northern Offshore Ltd. (a)	1,809,000	2,868,368
Patterson-UTI Energy, Inc.	374,642	5,765,740
Pride International, Inc. (a)	421,900	13,344,697
Seadrill Ltd. (c)	52,301	1,208,920
Seahawk Drilling, Inc. (a)	28,126	605,553
Transocean Ltd. (a)	898,851	76,752,887
		294,671,345
Oil & Gas Equipment & Services - 23.1%
Baker Hughes, Inc.	17,700	721,098
Basic Energy Services, Inc. (a)	134,100	922,608
BJ Services Co.	3,855,090	72,398,590
Cameron International Corp. (a)	65,300	2,468,340
Complete Production Services, Inc. (a)	141,700	1,472,263
Core Laboratories NV	70,500	7,490,625
Dresser-Rand Group, Inc. (a)	115,700	3,248,856
Exterran Holdings, Inc. (a)	269,500	5,646,025

	Shares	Value
Fugro NV (Certificaten Van Aandelen) unit	5,202	$ 294,838
Global Industries Ltd. (a)	1,018,660	5,979,534
Halliburton Co.	1,115,930	32,763,705
Helix Energy Solutions Group, Inc. (a)	226,800	2,667,168
Hornbeck Offshore Services, Inc. (a)	131,800	3,006,358
Key Energy Services, Inc. (a)	180,500	1,375,410
Lufkin Industries, Inc.	23,110	1,390,529
National Oilwell Varco, Inc.	1,460,712	62,839,830
Newpark Resources, Inc. (a)	64,007	171,539
Oceaneering International, Inc. (a)	287,370	15,699,023
Oil States International, Inc. (a)	83,100	2,980,797
Schlumberger Ltd.	2,230,560	142,510,479
Smith International, Inc.	1,140,045	30,986,423
Superior Energy Services, Inc. (a)	584,206	12,350,115
Superior Well Services, Inc. (a)	28,100	364,457
TSC Offshore Group Ltd. (a)	3,620,000	1,317,238
Weatherford International Ltd. (a)	3,659,344	61,111,045
Willbros Group, Inc. (a)	637,018	10,033,034
		482,209,927
TOTAL ENERGY EQUIPMENT & SERVICES		776,881,272
GAS UTILITIES - 0.7%
Gas Utilities - 0.7%
Questar Corp.	337,028	13,369,901
Zhongyu Gas Holdings Ltd. (a)	18,716,000	1,956,162
		15,326,063
MACHINERY - 0.0%
Industrial Machinery - 0.0%
Vallourec SA	200	33,451
METALS & MINING - 0.3%
Diversified Metals & Mining - 0.3%
Teck Resources Ltd. Class B (sub. vtg.) (a)	180,900	6,253,947
Walter Energy, Inc.	100	6,860
		6,260,807
MULTI-UTILITIES - 0.0%
Multi-Utilities - 0.0%
Public Service Enterprise Group, Inc.	100	3,136
Sempra Energy	96	5,101
		8,237
OIL, GAS & CONSUMABLE FUELS - 58.2%
Coal & Consumable Fuels - 10.8%
Alpha Natural Resources, Inc. (a)	1,670,226	61,798,362
Arch Coal, Inc.	2,113,628	44,090,280
Centennial Coal Co. Ltd.	738,787	2,225,830
CONSOL Energy, Inc.	696,616	31,988,607
Massey Energy Co.	2,192,105	82,554,674
PT Bumi Resources Tbk	8,082,000	2,008,744
		224,666,497
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - 18.7%
BG Group PLC	605,460	$ 10,985,678
BP PLC sponsored ADR	1,259,500	72,018,210
Chevron Corp.	639,788	49,929,056
ConocoPhillips	6,300	326,151
Exxon Mobil Corp.	610,966	45,865,218
Hess Corp.	4,000	231,840
Imperial Oil Ltd.	100	3,842
Marathon Oil Corp.	2,176,900	71,010,478
Murphy Oil Corp.	100	5,639
Occidental Petroleum Corp.	1,722,038	139,123,450
Suncor Energy, Inc.	3,800	136,447
		389,636,009
Oil & Gas Exploration & Production - 26.6%
Anadarko Petroleum Corp.	1,175,165	69,957,572
Apache Corp.	385,400	36,720,912
Arena Resources, Inc. (a)	333,520	13,637,633
Berry Petroleum Co. Class A	47,256	1,291,506
Brigham Exploration Co. (a)	381,500	3,982,860
Cabot Oil & Gas Corp.	1,477,180	56,575,994
Canadian Natural Resources Ltd.	306,600	20,470,016
Cloud Peak Energy, Inc.	67,100	905,850
Comstock Resources, Inc. (a)	597,416	22,182,056
Denbury Resources, Inc. (a)	570,657	7,572,618
EOG Resources, Inc.	154,547	13,366,770
EXCO Resources, Inc.	1,022,983	17,308,872
Newfield Exploration Co. (a)	279,500	11,817,260
Niko Resources Ltd.	53,000	4,435,831
Noble Energy, Inc.	3,173	207,038
OPTI Canada, Inc. (a)(c)	466,800	915,468
Painted Pony Petroleum Ltd. (a)(d)	20,800	115,873
Painted Pony Petroleum Ltd. Class A (a)	194,500	1,083,524
Petrobank Energy & Resources Ltd. (a)	74,700	3,559,839
Petrohawk Energy Corp. (a)	3,296,895	73,652,634
Plains Exploration & Production Co. (a)	403,143	10,969,521
Range Resources Corp.	512,950	24,175,334
Southwestern Energy Co. (a)	2,691,990	118,339,880
St. Mary Land & Exploration Co.	65,000	2,104,700
Talisman Energy, Inc.	14,900	256,921
Ultra Petroleum Corp. (a)	354,100	16,639,159
Whiting Petroleum Corp. (a)	90,200	5,614,950
XTO Energy, Inc.	434,500	18,440,180
		556,300,771
Oil & Gas Refining & Marketing - 2.1%
Frontier Oil Corp.	941,392	10,854,250
Holly Corp.	371,095	9,444,368

	Shares	Value
Sunoco, Inc.	286,000	$ 7,207,200
Tesoro Corp.	139,800	1,786,644
Valero Energy Corp.	575,908	9,151,178
World Fuel Services Corp. (c)	105,400	5,605,172
		44,048,812
Oil & Gas Storage & Transport - 0.0%
Williams Companies, Inc.	11,400	226,746
TOTAL OIL, GAS & CONSUMABLE FUELS		1,214,878,835
TOTAL COMMON STOCKS (Cost $1,853,130,337)		2,076,428,569
Convertible Bonds - 0.1%
Principal Amount
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
SunPower Corp. 4.75% 4/15/14 (Cost $1,040,000)	$ 1,040,000	1,062,880
Money Market Funds - 2.9%
	Shares
Fidelity Cash Central Fund, 0.21% (e)	17,334,957	17,334,957
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	43,100,850	43,100,850
TOTAL MONEY MARKET FUNDS (Cost $60,435,807)		60,435,807
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $1,914,606,144)	2,137,927,256
NET OTHER ASSETS - (2.5)%	(52,082,087)
NET ASSETS - 100%	$ 2,085,845,169
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $115,873 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 52,176
Fidelity Securities Lending Cash Central Fund	518,333
Total	$ 570,509
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$ 1,991,760,107	$ 1,991,760,107	$ -	$ -
Industrials	57,930,521	57,930,521	-	-
Information Technology	5,142,834	5,142,834	-	-
Materials	6,260,807	6,260,807	-	-
Utilities	15,334,300	15,334,300	-	-
Corporate Bonds	1,062,880	-	1,062,880	-
Money Market Funds	60,435,807	60,435,807	-	-
Total Investments in Securities:	$ 2,137,927,256	$ 2,136,864,376	$ 1,062,880	$ -
Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $1,954,712,717. Net unrealized appreciation aggregated $183,214,539, of which $417,579,696 related to appreciated investment securities and $234,365,157 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Energy Service Portfolio

November 30, 2009

1.810703.105

ENS-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Diversified Support Services - 0.1%
EnerNOC, Inc. (a)	40,400	$ 1,068,984
CONSTRUCTION & ENGINEERING - 0.2%
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	89,200	3,121,108
ELECTRICAL EQUIPMENT - 2.5%
Electrical Components & Equipment - 2.5%
centrotherm photovoltaics AG (a)	50,900	3,112,638
Energy Conversion Devices, Inc. (a)(c)	211,000	2,093,120
Evergreen Solar, Inc. (a)	15,300	21,420
First Solar, Inc. (a)(c)	85,200	10,148,172
JA Solar Holdings Co. Ltd. ADR (a)(c)	2,194,400	8,536,216
Q-Cells SE (a)	3,800	59,621
Renewable Energy Corp. AS (a)	134	850
SunPower Corp.:
Class A (a)(c)	45,500	940,485
Class B (a)	324,800	5,804,176
		30,716,698
Heavy Electrical Equipment - 0.0%
Vestas Wind Systems AS (a)	1,400	98,289
TOTAL ELECTRICAL EQUIPMENT		30,814,987
ELECTRONIC EQUIPMENT & COMPONENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Itron, Inc. (a)	51,300	3,118,527
ENERGY EQUIPMENT & SERVICES - 96.7%
Oil & Gas Drilling - 27.0%
Atwood Oceanics, Inc. (a)(c)	550,325	20,736,246
Bronco Drilling Co., Inc. (a)	113,300	597,091
Diamond Offshore Drilling, Inc.	1,200	119,448
ENSCO International, Inc.	718,800	31,627,200
Helmerich & Payne, Inc.	533,800	20,044,190
Hercules Offshore, Inc. (a)(c)	1,222,531	6,247,133
Nabors Industries Ltd. (a)	1,387,855	28,659,206
Noble Corp.	1,230,735	50,841,663
Northern Offshore Ltd. (a)	4,335,000	6,873,618
Parker Drilling Co. (a)	726,000	3,630,000
Patterson-UTI Energy, Inc.	926,000	14,251,140
Pioneer Drilling Co. (a)	91,000	551,460
Pride International, Inc. (a)	684,800	21,660,224
Seadrill Ltd. (c)	547,400	12,652,968
Seahawk Drilling, Inc. (a)	184,140	3,964,534
Transocean Ltd. (a)	1,283,987	109,639,650
Trinidad Drilling Ltd.	899,700	5,344,499
Union Drilling, Inc. (a)	375,000	2,242,500
		339,682,770

	Shares	Value
Oil & Gas Equipment & Services - 69.7%
Allis-Chalmers Energy, Inc. (a)(c)	388,900	$ 1,260,036
Basic Energy Services, Inc. (a)	311,500	2,143,120
BJ Services Co.	2,127,500	39,954,450
Bristow Group, Inc. (a)	340,700	11,692,824
Cal Dive International, Inc. (a)	65,662	476,706
Cameron International Corp. (a)	595,688	22,517,006
Compagnie Generale de Geophysique SA (a)	6,500	132,577
Complete Production Services, Inc. (a)	416,600	4,328,474
Core Laboratories NV	200,900	21,345,625
Dawson Geophysical Co. (a)(c)	56,300	1,218,332
Dresser-Rand Group, Inc. (a)	378,300	10,622,664
Exterran Holdings, Inc. (a)(c)	341,213	7,148,412
Global Industries Ltd. (a)	1,984,400	11,648,428
Gulf Island Fabrication, Inc.	71,200	1,565,688
Gulfmark Offshore, Inc. (a)	72,100	1,965,446
Halliburton Co.	1,652,341	48,512,732
Hornbeck Offshore Services, Inc. (a)	748,400	17,071,004
ION Geophysical Corp. (a)	428,400	2,330,496
Key Energy Services, Inc. (a)	1,336,800	10,186,416
Lufkin Industries, Inc.	482,100	29,007,957
National Oilwell Varco, Inc.	2,213,662	95,231,739
Natural Gas Services Group, Inc. (a)	73,000	1,276,770
Newpark Resources, Inc. (a)	1,913,163	5,127,277
North American Energy Partners, Inc. (a)	394,200	2,514,996
Oceaneering International, Inc. (a)	453,700	24,785,631
Oil States International, Inc. (a)	232,200	8,329,014
OYO Geospace Corp. (a)	24,400	794,220
Petroleum Geo-Services ASA (a)	1,050	10,914
PHI, Inc. (non-vtg.) (a)	248,100	4,403,775
Prosafe Production Public Ltd. (a)	935,200	1,911,245
RPC, Inc.	211,400	2,042,124
Saipem SpA	100	3,216
Schlumberger Ltd.	4,540,446	290,089,096
SEACOR Holdings, Inc. (a)	18,500	1,417,100
Sevan Marine ASA (a)	861,000	1,294,674
Smith International, Inc.	1,849,356	50,265,496
Sulphco, Inc. (a)(c)	261,900	209,520
Superior Energy Services, Inc. (a)	698,875	14,774,218
Superior Well Services, Inc. (a)(c)	735,700	9,542,029
T-3 Energy Services, Inc. (a)	394,000	9,834,240
Tesco Corp. (a)	100	1,069
TETRA Technologies, Inc. (a)	2,430,602	25,181,037
TSC Offshore Group Ltd. (a)	4,114,000	1,496,994
Weatherford International Ltd. (a)	4,747,438	79,282,215
Willbros Group, Inc. (a)	134,307	2,115,335
		877,062,337
TOTAL ENERGY EQUIPMENT & SERVICES		1,216,745,107
Common Stocks - continued
	Shares	Value
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Keppel Corp. Ltd.	36,000	$ 210,694
TOTAL COMMON STOCKS (Cost $1,082,246,012)		1,255,079,407
Convertible Bonds - 0.1%
Principal Amount
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
SunPower Corp. 4.75% 4/15/14 (Cost $620,000)	$ 620,000	633,640
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 0.21% (d)	4,736,629	4,736,629
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	33,101,806	33,101,806
TOTAL MONEY MARKET FUNDS (Cost $37,838,435)		37,838,435
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $1,120,704,447)	1,293,551,482
NET OTHER ASSETS - (2.8)%	(34,865,872)
NET ASSETS - 100%	$ 1,258,685,610
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,566
Fidelity Securities Lending Cash Central Fund	358,858
Total	$ 382,424
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$ 1,216,745,107	$ 1,216,745,107	$ -	$ -
Industrials	35,215,773	35,215,773	-	-
Information Technology	3,118,527	3,118,527	-	-
Corporate Bonds	633,640	-	633,640	-
Money Market Funds	37,838,435	37,838,435	-	-
Total Investments in Securities:	$ 1,293,551,482	$ 1,292,917,842	$ 633,640	$ -
Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $1,145,703,111. Net unrealized appreciation aggregated $147,848,371, of which $265,322,762 related to appreciated investment securities and $117,474,391 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Environmental Portfolio

November 30, 2009

1.810704.105

ENV-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
AUTO COMPONENTS - 4.3%
Auto Parts & Equipment - 4.3%
Fuel Systems Solutions, Inc. (a)(c)	42,800	$ 2,064,672
CHEMICALS - 24.0%
Commodity Chemicals - 4.3%
Calgon Carbon Corp. (a)	146,200	2,045,338
Specialty Chemicals - 19.7%
Ecolab, Inc.	140,778	6,322,340
Nalco Holding Co.	124,400	3,042,824
		9,365,164
TOTAL CHEMICALS		11,410,502
COMMERCIAL SERVICES & SUPPLIES - 31.1%
Environmental & Facility Services - 31.1%
Clean Harbors, Inc. (a)	39,800	2,130,096
Covanta Holding Corp. (a)	126,100	2,152,527
Stericycle, Inc. (a)	117,460	6,428,586
Tetra Tech, Inc. (a)	65,800	1,733,172
Waste Management, Inc. (c)	72,093	2,367,534
		14,811,915
ELECTRICAL EQUIPMENT - 1.9%
Electrical Components & Equipment - 1.9%
FuelCell Energy, Inc. (a)(c)	297,900	911,574
Hydrogenics Corp. New (a)	3,300	1,419
		912,993
ENERGY EQUIPMENT & SERVICES - 0.8%
Oil & Gas Equipment & Services - 0.8%
Newpark Resources, Inc. (a)	137,100	367,428
FOOD & STAPLES RETAILING - 4.6%
Food Distributors - 4.6%
United Natural Foods, Inc. (a)	85,800	2,163,018
FOOD PRODUCTS - 7.5%
Agricultural Products - 3.0%
Darling International, Inc. (a)	199,100	1,417,592
Packaged Foods & Meats - 4.5%
Hain Celestial Group, Inc. (a)	124,500	2,158,830
TOTAL FOOD PRODUCTS		3,576,422

	Shares	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 3.2%
Independent Power Producers & Energy Traders - 3.2%
Ormat Technologies, Inc. (c)	37,400	$ 1,539,758
MACHINERY - 20.5%
Construction & Farm Machinery & Heavy Trucks - 1.7%
Lindsay Corp. (c)	22,600	793,034
Industrial Machinery - 18.8%
Donaldson Co., Inc.	51,300	2,180,250
Kadant, Inc. (a)	79,000	1,139,180
Pall Corp.	177,400	5,646,642
		8,966,072
TOTAL MACHINERY		9,759,106
PERSONAL PRODUCTS - 2.0%
Personal Products - 2.0%
NBTY, Inc. (a)	24,000	963,360
TOTAL COMMON STOCKS (Cost $43,697,244)		47,569,174
Money Market Funds - 10.7%

Fidelity Cash Central Fund, 0.21% (d)	687,093	687,093
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	4,393,375	4,393,375
TOTAL MONEY MARKET FUNDS (Cost $5,080,468)		5,080,468
TOTAL INVESTMENT PORTFOLIO - 110.6% (Cost $48,777,712)	52,649,642
NET OTHER ASSETS - (10.6)%	(5,028,679)
NET ASSETS - 100%	$ 47,620,963
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,729
Fidelity Securities Lending Cash Central Fund	65,217
Total	$ 67,946
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $50,151,052. Net unrealized appreciation aggregated $2,498,590, of which $4,838,336 related to appreciated investment securities and $2,339,746 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Financial Services Portfolio

November 30, 2009

1.810693.105

FIN-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.6%
	Shares	Value
CAPITAL MARKETS - 40.5%
Asset Management & Custody Banks - 16.3%
AllianceBernstein Holding LP	226,500	$ 5,730,450
Bank of New York Mellon Corp.	928,453	24,733,988
Bank Sarasin & Co. Ltd. Series B (Reg.)	140,427	5,283,835
EFG International	566,678	9,109,944
Franklin Resources, Inc.	54,088	5,843,127
GLG Partners, Inc. (a)	49,700	146,615
Janus Capital Group, Inc.	124,500	1,629,705
Legg Mason, Inc.	180,718	5,112,512
State Street Corp.	456,424	18,850,311
U.S. Global Investments, Inc. Class A	98,652	1,268,665
		77,709,152
Diversified Capital Markets - 0.5%
UBS AG (NY Shares) (a)	151,100	2,370,759
Investment Banking & Brokerage - 23.7%
Broadpoint Gleacher Securities Group, Inc. (a)	2,101,746	11,391,463
Charles Schwab Corp.	1,360,000	24,928,800
Evercore Partners, Inc. Class A	89,912	2,788,171
GFI Group, Inc.	1,360,736	6,613,177
Goldman Sachs Group, Inc.	116,890	19,831,557
Jefferies Group, Inc. (a)	266,571	6,251,090
Lazard Ltd. Class A	95,000	3,682,200
MF Global Ltd. (a)(c)	1,677,782	10,553,249
Morgan Stanley	815,100	25,740,858
TD Ameritrade Holding Corp. (a)	64,900	1,274,636
		113,055,201
TOTAL CAPITAL MARKETS		193,135,112
COMMERCIAL BANKS - 18.4%
Diversified Banks - 11.5%
Banco Macro SA sponsored ADR (c)	324,452	8,854,295
Barclays PLC Sponsored ADR (c)	758,600	14,967,178
BBVA Banco Frances SA sponsored ADR	251,133	1,536,934
China Citic Bank Corp. Ltd. Class H	14,907,000	12,310,535
China Merchants Bank Co. Ltd. (H Shares)	1,644,000	4,454,796
Comerica, Inc.	101,900	2,901,093
Mizuho Financial Group, Inc.	989,200	1,834,666
U.S. Bancorp, Delaware	198,400	4,787,392
Wells Fargo & Co.	106,688	2,991,532
		54,638,421
Regional Banks - 6.9%
Fifth Third Bancorp	150,600	1,518,048
Glacier Bancorp, Inc. (c)	266,794	3,489,666
Huntington Bancshares, Inc.	265,900	1,015,738
KeyCorp	1,704,237	9,986,829
Nara Bancorp, Inc.	112,702	1,139,417
PNC Financial Services Group, Inc.	5,918	337,385
Regions Financial Corp.	213,900	1,253,454
SVB Financial Group (a)	124,600	4,717,356

	Shares	Value
Umpqua Holdings Corp.	324,065	$ 3,811,004
Wintrust Financial Corp.	224,155	5,821,305
		33,090,202
TOTAL COMMERCIAL BANKS		87,728,623
CONSUMER FINANCE - 0.1%
Consumer Finance - 0.1%
Promise Co. Ltd. (c)	72,100	479,194
DIVERSIFIED CONSUMER SERVICES - 1.3%
Specialized Consumer Services - 1.3%
Sotheby's Class A (ltd. vtg.) (c)	323,179	6,130,706
DIVERSIFIED FINANCIAL SERVICES - 12.9%
Other Diversified Financial Services - 5.6%
Bank of America Corp.	401,585	6,365,122
JPMorgan Chase & Co.	472,691	20,084,641
		26,449,763
Specialized Finance - 7.3%
BM&F BOVESPA SA	34,200	228,325
CME Group, Inc.	85,332	28,008,523
JSE Ltd.	58,700	478,003
Moody's Corp. (c)	270,815	6,291,032
		35,005,883
TOTAL DIVERSIFIED FINANCIAL SERVICES		61,455,646
HOTELS, RESTAURANTS & LEISURE - 0.2%
Casinos & Gaming - 0.2%
Wynn Macau Ltd.	796,800	983,939
INSURANCE - 7.7%
Insurance Brokers - 0.3%
Aon Corp.	33,300	1,289,709
Life & Health Insurance - 0.2%
Principal Financial Group, Inc.	45,849	1,164,106
Multi-Line Insurance - 3.4%
Assurant, Inc.	88,300	2,699,331
Genworth Financial, Inc. Class A (a)	894,661	9,635,499
Hartford Financial Services Group, Inc.	158,400	3,874,464
		16,209,294
Property & Casualty Insurance - 2.3%
CNA Financial Corp. (a)(c)	242,856	5,524,974
XL Capital Ltd. Class A	291,700	5,341,027
		10,866,001
Reinsurance - 1.5%
Everest Re Group Ltd.	63,355	5,392,144
Transatlantic Holdings, Inc.	6,000	324,240
Validus Holdings Ltd.	59,752	1,583,428
		7,299,812
TOTAL INSURANCE		36,828,922
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - 1.0%
Internet Software & Services - 1.0%
China Finance Online Co. Ltd. ADR (a)(c)	595,581	$ 4,907,587
IT SERVICES - 8.0%
Data Processing & Outsourced Services - 7.5%
Euronet Worldwide, Inc. (a)	720,047	15,293,798
MasterCard, Inc. Class A	46,900	11,296,334
MoneyGram International, Inc. (a)	1,508,583	3,741,286
Visa, Inc. Class A	67,965	5,505,165
		35,836,583
IT Consulting & Other Services - 0.5%
Cognizant Technology Solutions Corp. Class A (a)	40,700	1,787,951
Satyam Computer Services Ltd. sponsored ADR (c)	131,900	571,127
		2,359,078
TOTAL IT SERVICES		38,195,661
MEDIA - 5.3%
Advertising - 0.4%
SearchMedia Holdings Ltd. (a)	271,600	2,151,072
Publishing - 4.9%
McGraw-Hill Companies, Inc.	777,232	23,285,871
TOTAL MEDIA		25,436,943
REAL ESTATE INVESTMENT TRUSTS - 0.4%
Residential REITs - 0.4%
UDR, Inc.	114,559	1,714,948
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.7%
Diversified Real Estate Activities - 0.4%
Mitsubishi Estate Co. Ltd.	114,000	1,761,396
Real Estate Development - 2.3%
Central China Real Estate Ltd.	6,432,000	1,742,898
Xinyuan Real Estate Co. Ltd. ADR (a)	1,998,439	9,532,554
		11,275,452
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		13,036,848

	Shares	Value
ROAD & RAIL - 1.8%
Trucking - 1.8%
Arkansas Best Corp.	188,694	$ 4,645,646
Dollar Thrifty Automotive Group, Inc. (a)	217,100	4,007,666
		8,653,312
THRIFTS & MORTGAGE FINANCE - 0.3%
Thrifts & Mortgage Finance - 0.3%
Washington Federal, Inc.	78,478	1,495,006
TOTAL COMMON STOCKS (Cost $448,357,995)		480,182,447
Convertible Preferred Stocks - 0.0%

COMMERCIAL BANKS - 0.0%
Regional Banks - 0.0%
UCBH Holdings, Inc. Series B, 8.50% (Cost $195,681)	130	1,105
Money Market Funds - 13.1%

Fidelity Cash Central Fund, 0.21% (d)	27,101,012	27,101,012
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	35,422,320	35,422,320
TOTAL MONEY MARKET FUNDS (Cost $62,523,332)		62,523,332
TOTAL INVESTMENT PORTFOLIO - 113.7% (Cost $511,077,008)	542,706,884
NET OTHER ASSETS - (13.7)%	(65,265,592)
NET ASSETS - 100%	$ 477,441,292
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 48,155
Fidelity Securities Lending Cash Central Fund	2,072,250
Total	$ 2,120,405
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 32,551,588	$ 32,551,588	$ -	$ -
Financials	395,875,404	391,799,043	4,076,361	-
Industrials	8,653,312	8,653,312	-	-
Information Technology	43,103,248	43,103,248	-	-
Money Market Funds	62,523,332	62,523,332	-	-
Total Investments in Securities:	$ 542,706,884	$ 538,630,523	$ 4,076,361	$ -
Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $527,384,681. Net unrealized appreciation aggregated $15,322,203, of which $60,542,227 related to appreciated investment securities and $45,220,024 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report

for

Fidelity® Select Gold Portfolio

November 30, 2009

1.810695.105

GOL-QTLY-0110

Consolidated Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.1%
	Shares	Value
Australia - 8.7%
METALS & MINING - 8.7%
Diversified Metals & Mining - 0.0%
Mineral Deposits Ltd. (a)	100,000	$ 96,154
Gold - 8.7%
Andean Resources Ltd. (a)	3,608,018	8,392,268
Avoca Resources Ltd. (a)(c)	478,642	894,165
Centamin Egypt Ltd. (a)	3,747,000	8,244,103
Newcrest Mining Ltd.	7,290,648	245,625,158
Sino Gold Mining Ltd. (a)	4,514,389	32,659,009
Troy Resources NL (d)	2,300,000	5,360,493
		301,175,196
TOTAL METALS & MINING		301,271,350
BAILIWICK OF JERSEY - 5.4%
METALS & MINING - 5.4%
Gold - 5.4%
Randgold Resources Ltd. sponsored ADR (c)	2,196,237	186,109,123
Bermuda - 0.8%
METALS & MINING - 0.8%
Precious Metals & Minerals - 0.8%
Aquarius Platinum Ltd. (United Kingdom) (a)	4,567,252	26,619,018
Canada - 43.0%
METALS & MINING - 43.0%
Diversified Metals & Mining - 0.3%
Anatolia Minerals Development Ltd. (a)	70,000	159,829
Exeter Resource Corp. (a)(c)	143,000	833,207
Kimber Resources, Inc. (a)	16,100	25,168
Kimber Resources, Inc. (a)(d)	3,888,000	6,077,878
Kimber Resources, Inc. warrants 3/11/10 (a)(d)	1,944,000	1,045,610
Rubicon Minerals Corp. (a)	280,000	1,217,622
		9,359,314
Gold - 41.9%
Agnico-Eagle Mines Ltd. (Canada)	3,227,000	201,171,577
Alamos Gold, Inc. (a)	2,133,800	23,875,109
Andina Minerals, Inc. (a)	60,000	94,363
Aquiline Resources, Inc. (a)(d)	2,324,600	15,416,580
Aurizon Mines Ltd. (a)	1,709,600	8,357,684
B2Gold Corp. (a)	40,000	46,234
Barrick Gold Corp. (c)	7,709,519	327,663,689
Detour Gold Corp. (a)(d)	615,000	9,544,008
Eldorado Gold Corp. (a)(c)	5,992,300	79,764,865
European Goldfields Ltd. (a)	799,600	5,530,156
Franco-Nevada Corp.	1,479,300	39,831,081
Gammon Gold, Inc. (a)	1,087,500	12,538,963

	Shares	Value
Goldcorp, Inc.	3,969,300	$ 165,729,087
Golden Star Resources Ltd. (a)	3,875,769	14,724,617
Great Basin Gold Ltd. (a)(c)	5,107,900	7,742,909
Great Basin Gold Ltd. warrants 10/15/10 (a)	850,000	265,751
Guyana Goldfields, Inc. (a)	818,000	5,541,165
IAMGOLD Corp.	4,779,000	90,056,191
Jaguar Mining, Inc. (a)(c)	985,500	11,362,894
Kinross Gold Corp.	8,465,100	168,580,201
Minefinders Corp. Ltd. (a)	1,060,000	11,428,517
New Gold, Inc. (a)(c)	2,536,900	8,892,970
New Gold, Inc. warrants 4/3/12 (a)(d)	2,928,500	83,235
Northgate Minerals Corp. (a)	2,624,900	8,355,911
Osisko Mining Corp. (a)	522,000	3,798,162
Osisko Mining Corp. (a)(d)	3,000,000	21,828,517
Premier Gold Mines Ltd. (a)	60,000	212,032
Red Back Mining, Inc. (a)	2,720,800	39,439,356
Red Back Mining, Inc. (a)(d)	270,000	3,913,785
San Gold Corp. (a)	1,196,400	4,284,597
Seabridge Gold, Inc. (a)	487,805	12,297,566
SEMAFO, Inc. (a)	726,100	3,054,367
Ventana Gold Corp. (a)	483,300	4,423,191
Yamana Gold, Inc.	10,490,900	139,050,394
		1,448,899,724
Precious Metals & Minerals - 0.8%
Etruscan Resources, Inc. (a)	1,216,800	536,061
Etruscan Resources, Inc. (a)(d)	1,549,400	682,587
Etruscan Resources, Inc. warrants 11/2/10 (a)(d)	774,700	11,009
International Tower Hill Mines Ltd. (a)	70,700	518,444
Pan American Silver Corp. (a)	375,000	9,465,000
Silver Standard Resources, Inc. (a)	776,800	16,786,652
		27,999,753
TOTAL METALS & MINING		1,486,258,791
OIL, GAS & CONSUMABLE FUELS - 0.0%
Coal & Consumable Fuels - 0.0%
Fronteer Development Group, Inc. (a)	255,000	1,055,756
Oil & Gas Exploration & Production - 0.0%
Comaplex Minerals Corp. (a)	6,000	37,063
TOTAL OIL, GAS & CONSUMABLE FUELS		1,092,819
TOTAL CANADA		1,487,351,610
Common Stocks - continued
	Shares	Value
China - 1.7%
METALS & MINING - 1.7%
Gold - 1.7%
Zhaojin Mining Industry Co. Ltd. (H Shares)	3,641,000	$ 6,859,307
Zijin Mining Group Co. Ltd. (H Shares)	48,514,000	50,831,136
		57,690,443
Luxembourg - 0.2%
METALS & MINING - 0.2%
Steel - 0.2%
ArcelorMittal SA (NY Shares) Class A (c)	200,700	7,881,489
Papua New Guinea - 4.0%
METALS & MINING - 4.0%
Gold - 4.0%
Lihir Gold Ltd.	41,810,881	137,837,932
Peru - 0.9%
METALS & MINING - 0.9%
Precious Metals & Minerals - 0.9%
Compania de Minas Buenaventura SA sponsored ADR	780,000	31,317,000
Russia - 0.4%
METALS & MINING - 0.4%
Gold - 0.4%
Polyus Gold OJSC sponsored ADR	535,000	15,274,250
South Africa - 12.5%
METALS & MINING - 12.5%
Gold - 12.2%
AngloGold Ashanti Ltd. sponsored ADR (c)	5,682,152	250,241,974
Gold Fields Ltd. sponsored ADR (c)	7,453,659	110,165,080
Harmony Gold Mining Co. Ltd.	1,549,000	17,244,840
Harmony Gold Mining Co. Ltd. sponsored ADR (c)	3,976,800	44,142,480
		421,794,374
Precious Metals & Minerals - 0.3%
Impala Platinum Holdings Ltd.	430,212	9,978,246
TOTAL METALS & MINING		431,772,620
United Kingdom - 0.3%
METALS & MINING - 0.3%
Gold - 0.3%
Petropavlovsk PLC (c)	490,000	9,946,657
United States of America - 9.2%
METALS & MINING - 8.6%
Gold - 8.6%
Allied Nevada Gold Corp. (a)(c)	465,800	6,055,400

	Shares	Value
Newmont Mining Corp.	4,761,450	$ 255,404,178
Royal Gold, Inc.	624,413	33,605,908
US Gold Corp. (a)	1,165,900	3,311,156
		298,376,642
OIL, GAS & CONSUMABLE FUELS - 0.6%
Coal & Consumable Fuels - 0.6%
Arch Coal, Inc.	195,000	4,067,700
CONSOL Energy, Inc.	213,400	9,799,328
Massey Energy Co.	187,929	7,077,406
		20,944,434
TOTAL UNITED STATES OF AMERICA		319,321,076
TOTAL COMMON STOCKS (Cost $2,072,491,952)		3,012,392,568
Commodities - 7.2%
	Troy Ounces
Gold Bullion (a) (Cost $185,693,200)	210,500	248,116,350
Money Market Funds - 16.9%
	Shares
Fidelity Cash Central Fund, 0.21% (e)	155,358,681	155,358,681
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	428,650,324	428,650,324
TOTAL MONEY MARKET FUNDS (Cost $584,009,005)		584,009,005
TOTAL INVESTMENT PORTFOLIO - 111.2% (Cost $2,842,194,157)	3,844,517,923
NET OTHER ASSETS - (11.2)%	(387,344,790)
NET ASSETS - 100%	$ 3,457,173,133
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 63,963,702 or 1.9% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 169,123
Fidelity Securities Lending Cash Central Fund	415,045
Total	$ 584,168
Other Affiliated Issuers
Consolidated Subsidiary	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Gold Cayman Ltd.	$ 154,880,326	$ 42,269,781	$ -	$ -	$ 248,053,806
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments:
Equities:
Energy	$ 22,037,253	$ 22,037,253	$ -	$ -
Materials	2,990,355,315	2,921,233,729	69,121,586	-
Money Market Funds	584,009,005	584,009,005	-	-
Commodities	248,116,350	248,116,350	-	-
Total Investments:	$ 3,844,517,923	$ 3,775,396,337	$ 69,121,586	$ -
The following is a reconciliation of Investments for which Level 3 inputs were used in determining value:
Investments:
Beginning Balance	$ 30,448
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(19,439)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	(11,009)
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 investments at November 30, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Investment or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2009, the cost of investments for income tax purposes was $2,905,380,370. Net unrealized appreciation aggregated $939,137,553, of which $996,612,102 related to appreciated investments and $57,474,549 related to depreciated investments.

Investment in Subsidiary

The Fund may invest in certain precious metals through its investment in Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). The Subsidiary has the ability to invest in commodities and securities, consistent with the investment objective of the Fund. As of November 31, 2009, the Fund held $248,053,806 in the Subsidiary, representing 7.2% of the Fund's net assets. The Quarterly Holdings report has been consolidated and includes the accounts of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Investment transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of investments used for net asset value calculation under these procedures may differ from published prices for the same investments.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report

for

Fidelity® Advisor Select
Gold Portfolio
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Gold Portfolio

1.860865.102

AGLD-QTLY-0110

Consolidated Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.1%
	Shares	Value
Australia - 8.7%
METALS & MINING - 8.7%
Diversified Metals & Mining - 0.0%
Mineral Deposits Ltd. (a)	100,000	$ 96,154
Gold - 8.7%
Andean Resources Ltd. (a)	3,608,018	8,392,268
Avoca Resources Ltd. (a)(c)	478,642	894,165
Centamin Egypt Ltd. (a)	3,747,000	8,244,103
Newcrest Mining Ltd.	7,290,648	245,625,158
Sino Gold Mining Ltd. (a)	4,514,389	32,659,009
Troy Resources NL (d)	2,300,000	5,360,493
		301,175,196
TOTAL METALS & MINING		301,271,350
BAILIWICK OF JERSEY - 5.4%
METALS & MINING - 5.4%
Gold - 5.4%
Randgold Resources Ltd. sponsored ADR (c)	2,196,237	186,109,123
Bermuda - 0.8%
METALS & MINING - 0.8%
Precious Metals & Minerals - 0.8%
Aquarius Platinum Ltd. (United Kingdom) (a)	4,567,252	26,619,018
Canada - 43.0%
METALS & MINING - 43.0%
Diversified Metals & Mining - 0.3%
Anatolia Minerals Development Ltd. (a)	70,000	159,829
Exeter Resource Corp. (a)(c)	143,000	833,207
Kimber Resources, Inc. (a)	16,100	25,168
Kimber Resources, Inc. (a)(d)	3,888,000	6,077,878
Kimber Resources, Inc. warrants 3/11/10 (a)(d)	1,944,000	1,045,610
Rubicon Minerals Corp. (a)	280,000	1,217,622
		9,359,314
Gold - 41.9%
Agnico-Eagle Mines Ltd. (Canada)	3,227,000	201,171,577
Alamos Gold, Inc. (a)	2,133,800	23,875,109
Andina Minerals, Inc. (a)	60,000	94,363
Aquiline Resources, Inc. (a)(d)	2,324,600	15,416,580
Aurizon Mines Ltd. (a)	1,709,600	8,357,684
B2Gold Corp. (a)	40,000	46,234
Barrick Gold Corp. (c)	7,709,519	327,663,689
Detour Gold Corp. (a)(d)	615,000	9,544,008
Eldorado Gold Corp. (a)(c)	5,992,300	79,764,865
European Goldfields Ltd. (a)	799,600	5,530,156
Franco-Nevada Corp.	1,479,300	39,831,081
Gammon Gold, Inc. (a)	1,087,500	12,538,963

	Shares	Value
Goldcorp, Inc.	3,969,300	$ 165,729,087
Golden Star Resources Ltd. (a)	3,875,769	14,724,617
Great Basin Gold Ltd. (a)(c)	5,107,900	7,742,909
Great Basin Gold Ltd. warrants 10/15/10 (a)	850,000	265,751
Guyana Goldfields, Inc. (a)	818,000	5,541,165
IAMGOLD Corp.	4,779,000	90,056,191
Jaguar Mining, Inc. (a)(c)	985,500	11,362,894
Kinross Gold Corp.	8,465,100	168,580,201
Minefinders Corp. Ltd. (a)	1,060,000	11,428,517
New Gold, Inc. (a)(c)	2,536,900	8,892,970
New Gold, Inc. warrants 4/3/12 (a)(d)	2,928,500	83,235
Northgate Minerals Corp. (a)	2,624,900	8,355,911
Osisko Mining Corp. (a)	522,000	3,798,162
Osisko Mining Corp. (a)(d)	3,000,000	21,828,517
Premier Gold Mines Ltd. (a)	60,000	212,032
Red Back Mining, Inc. (a)	2,720,800	39,439,356
Red Back Mining, Inc. (a)(d)	270,000	3,913,785
San Gold Corp. (a)	1,196,400	4,284,597
Seabridge Gold, Inc. (a)	487,805	12,297,566
SEMAFO, Inc. (a)	726,100	3,054,367
Ventana Gold Corp. (a)	483,300	4,423,191
Yamana Gold, Inc.	10,490,900	139,050,394
		1,448,899,724
Precious Metals & Minerals - 0.8%
Etruscan Resources, Inc. (a)	1,216,800	536,061
Etruscan Resources, Inc. (a)(d)	1,549,400	682,587
Etruscan Resources, Inc. warrants 11/2/10 (a)(d)	774,700	11,009
International Tower Hill Mines Ltd. (a)	70,700	518,444
Pan American Silver Corp. (a)	375,000	9,465,000
Silver Standard Resources, Inc. (a)	776,800	16,786,652
		27,999,753
TOTAL METALS & MINING		1,486,258,791
OIL, GAS & CONSUMABLE FUELS - 0.0%
Coal & Consumable Fuels - 0.0%
Fronteer Development Group, Inc. (a)	255,000	1,055,756
Oil & Gas Exploration & Production - 0.0%
Comaplex Minerals Corp. (a)	6,000	37,063
TOTAL OIL, GAS & CONSUMABLE FUELS		1,092,819
TOTAL CANADA		1,487,351,610
Common Stocks - continued
	Shares	Value
China - 1.7%
METALS & MINING - 1.7%
Gold - 1.7%
Zhaojin Mining Industry Co. Ltd. (H Shares)	3,641,000	$ 6,859,307
Zijin Mining Group Co. Ltd. (H Shares)	48,514,000	50,831,136
		57,690,443
Luxembourg - 0.2%
METALS & MINING - 0.2%
Steel - 0.2%
ArcelorMittal SA (NY Shares) Class A (c)	200,700	7,881,489
Papua New Guinea - 4.0%
METALS & MINING - 4.0%
Gold - 4.0%
Lihir Gold Ltd.	41,810,881	137,837,932
Peru - 0.9%
METALS & MINING - 0.9%
Precious Metals & Minerals - 0.9%
Compania de Minas Buenaventura SA sponsored ADR	780,000	31,317,000
Russia - 0.4%
METALS & MINING - 0.4%
Gold - 0.4%
Polyus Gold OJSC sponsored ADR	535,000	15,274,250
South Africa - 12.5%
METALS & MINING - 12.5%
Gold - 12.2%
AngloGold Ashanti Ltd. sponsored ADR (c)	5,682,152	250,241,974
Gold Fields Ltd. sponsored ADR (c)	7,453,659	110,165,080
Harmony Gold Mining Co. Ltd.	1,549,000	17,244,840
Harmony Gold Mining Co. Ltd. sponsored ADR (c)	3,976,800	44,142,480
		421,794,374
Precious Metals & Minerals - 0.3%
Impala Platinum Holdings Ltd.	430,212	9,978,246
TOTAL METALS & MINING		431,772,620
United Kingdom - 0.3%
METALS & MINING - 0.3%
Gold - 0.3%
Petropavlovsk PLC (c)	490,000	9,946,657
United States of America - 9.2%
METALS & MINING - 8.6%
Gold - 8.6%
Allied Nevada Gold Corp. (a)(c)	465,800	6,055,400

	Shares	Value
Newmont Mining Corp.	4,761,450	$ 255,404,178
Royal Gold, Inc.	624,413	33,605,908
US Gold Corp. (a)	1,165,900	3,311,156
		298,376,642
OIL, GAS & CONSUMABLE FUELS - 0.6%
Coal & Consumable Fuels - 0.6%
Arch Coal, Inc.	195,000	4,067,700
CONSOL Energy, Inc.	213,400	9,799,328
Massey Energy Co.	187,929	7,077,406
		20,944,434
TOTAL UNITED STATES OF AMERICA		319,321,076
TOTAL COMMON STOCKS (Cost $2,072,491,952)		3,012,392,568
Commodities - 7.2%
	Troy Ounces
Gold Bullion (a) (Cost $185,693,200)	210,500	248,116,350
Money Market Funds - 16.9%
	Shares
Fidelity Cash Central Fund, 0.21% (e)	155,358,681	155,358,681
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	428,650,324	428,650,324
TOTAL MONEY MARKET FUNDS (Cost $584,009,005)		584,009,005
TOTAL INVESTMENT PORTFOLIO - 111.2% (Cost $2,842,194,157)	3,844,517,923
NET OTHER ASSETS - (11.2)%	(387,344,790)
NET ASSETS - 100%	$ 3,457,173,133
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 63,963,702 or 1.9% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 169,123
Fidelity Securities Lending Cash Central Fund	415,045
Total	$ 584,168
Other Affiliated Issuers
Consolidated Subsidiary	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Gold Cayman Ltd.	$ 154,880,326	$ 42,269,781	$ -	$ -	$ 248,053,806
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments:
Equities:
Energy	$ 22,037,253	$ 22,037,253	$ -	$ -
Materials	2,990,355,315	2,921,233,729	69,121,586	-
Money Market Funds	584,009,005	584,009,005	-	-
Commodities	248,116,350	248,116,350	-	-
Total Investments:	$ 3,844,517,923	$ 3,775,396,337	$ 69,121,586	$ -
The following is a reconciliation of Investments for which Level 3 inputs were used in determining value:
Investments:
Beginning Balance	$ 30,448
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(19,439)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	(11,009)
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 investments at November 30, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Investment or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2009, the cost of investments for income tax purposes was $2,905,380,370. Net unrealized appreciation aggregated $939,137,553, of which $996,612,102 related to appreciated investments and $57,474,549 related to depreciated investments.

Investment in Subsidiary

The Fund may invest in certain precious metals through its investment in Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). The Subsidiary has the ability to invest in commodities and securities, consistent with the investment objective of the Fund. As of November 31, 2009, the Fund held $248,053,806 in the Subsidiary, representing 7.2% of the Fund's net assets. The Quarterly Holdings report has been consolidated and includes the accounts of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Investment transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of investments used for net asset value calculation under these procedures may differ from published prices for the same investments.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Health Care Portfolio

November 30, 2009

1.810696.105

HEA-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
BIOTECHNOLOGY - 13.8%
Biotechnology - 13.8%
Acorda Therapeutics, Inc. (a)	235,300	$ 5,666,024
Affymax, Inc. (a)	159,900	3,258,762
Alexion Pharmaceuticals, Inc. (a)	292,408	13,260,703
Alnylam Pharmaceuticals, Inc. (a)	181,200	3,045,972
Amgen, Inc. (a)	591,905	33,353,847
Biogen Idec, Inc. (a)	1,004,557	47,153,906
BioMarin Pharmaceutical, Inc. (a)	608,785	10,051,040
Dendreon Corp. (a)	141,500	3,868,610
Genzyme Corp. (a)	391,224	19,835,057
Gilead Sciences, Inc. (a)	273,998	12,617,608
Human Genome Sciences, Inc. (a)(c)	184,300	5,127,226
Incyte Corp. (a)	821,300	6,841,429
Micromet, Inc. (a)(c)	204,697	1,398,081
Myriad Genetics, Inc. (a)	321,889	7,442,074
OSI Pharmaceuticals, Inc. (a)	213,000	7,095,030
Protalix BioTherapeutics, Inc. (a)(c)	639,245	6,302,956
Targacept, Inc. (a)	231,191	5,412,181
Theravance, Inc. (a)	219,149	2,884,001
United Therapeutics Corp. (a)	485,300	22,124,827
		216,739,334
CHEMICALS - 0.7%
Fertilizers & Agricultural Chemicals - 0.7%
Monsanto Co.	139,951	11,301,043
DIVERSIFIED CONSUMER SERVICES - 0.4%
Specialized Consumer Services - 0.4%
Carriage Services, Inc. (a)(d)	926,904	3,698,347
Stewart Enterprises, Inc. Class A	687,300	3,216,564
		6,914,911
ELECTRONIC EQUIPMENT & COMPONENTS - 1.9%
Electronic Equipment & Instruments - 1.9%
Agilent Technologies, Inc. (a)	1,009,900	29,206,308
FOOD & STAPLES RETAILING - 1.1%
Drug Retail - 1.1%
Walgreen Co.	436,900	16,991,041
HEALTH CARE EQUIPMENT & SUPPLIES - 20.4%
Health Care Equipment - 16.9%
Abiomed, Inc. (a)	487,118	4,121,018
ArthroCare Corp. (a)	222,525	4,873,298
Baxter International, Inc.	308,183	16,811,383
Beckman Coulter, Inc.	109,611	7,120,331
C. R. Bard, Inc.	530,888	43,644,302
Conceptus, Inc. (a)	383,535	6,493,248
Covidien PLC	1,960,974	91,812,803
Edwards Lifesciences Corp. (a)	304,321	25,039,532
ev3, Inc. (a)	669,491	8,502,536
HeartWare International, Inc. (a)(f)	104,658	2,959,519
HeartWare International, Inc. CDI unit (a)	2,478,621	2,224,401

	Shares	Value
Micrus Endovascular Corp. (a)	612,600	$ 8,055,690
Nobel Biocare Holding AG (Switzerland)	342,200	10,167,898
NuVasive, Inc. (a)(c)	261,900	8,498,655
Orthofix International NV (a)	184,574	5,583,364
Orthovita, Inc. (a)	756,600	2,731,326
William Demant Holding AS (a)	57,800	4,162,887
Wright Medical Group, Inc. (a)	747,828	13,460,904
		266,263,095
Health Care Supplies - 3.5%
AGA Medical Holdings, Inc.	151,900	1,895,712
Cooper Companies, Inc.	578,309	19,367,568
InfuSystems Holdings, Inc. (a)(d)	1,424,500	4,059,825
InfuSystems Holdings, Inc. warrants 4/11/11 (a)	131,400	10,512
Inverness Medical Innovations, Inc. (a)	633,037	26,619,206
RTI Biologics, Inc. (a)	909,549	3,710,960
		55,663,783
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		321,926,878
HEALTH CARE PROVIDERS & SERVICES - 23.3%
Health Care Distributors & Services - 2.1%
Henry Schein, Inc. (a)	475,071	23,592,026
Profarma Distribuidora de Produtos Farmaceuticos SA	608,900	6,035,238
Sinopharm Group Co. Ltd. Class H	1,004,800	3,539,558
		33,166,822
Health Care Facilities - 2.3%
Emeritus Corp. (a)	343,480	5,372,027
Hanger Orthopedic Group, Inc. (a)	564,273	7,527,402
Health Management Associates, Inc. Class A (a)	1,522,200	9,331,086
Sunrise Senior Living, Inc. (a)	945,400	2,959,102
Universal Health Services, Inc. Class B	194,700	10,881,783
		36,071,400
Health Care Services - 10.9%
Clarient, Inc. (a)	934,900	2,383,995
Emergency Medical Services Corp. Class A (a)	73,100	3,527,075
Express Scripts, Inc. (a)	804,556	69,030,905
Genoptix, Inc. (a)	82,173	2,978,771
Health Grades, Inc. (a)	1,124,047	4,912,085
LHC Group, Inc. (a)	158,200	4,867,814
Medco Health Solutions, Inc. (a)	1,303,193	82,309,670
RehabCare Group, Inc. (a)	81,700	2,301,489
		172,311,804
Managed Health Care - 8.0%
Aetna, Inc.	803,933	23,402,490
CIGNA Corp.	1,208,762	38,777,085
Health Net, Inc. (a)	426,230	9,044,601
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Managed Health Care - continued
Humana, Inc. (a)	339,052	$ 14,074,049
WellPoint, Inc. (a)	754,892	40,786,815
		126,085,040
TOTAL HEALTH CARE PROVIDERS & SERVICES		367,635,066
HEALTH CARE TECHNOLOGY - 1.9%
Health Care Technology - 1.9%
Allscripts-Misys Healthcare Solutions, Inc. (a)	443,849	8,521,901
Cerner Corp. (a)	219,906	16,556,723
Computer Programs & Systems, Inc.	91,300	4,217,147
		29,295,771
INTERNET SOFTWARE & SERVICES - 0.4%
Internet Software & Services - 0.4%
WebMD Health Corp. Class A (a)	168,668	6,122,648
LIFE SCIENCES TOOLS & SERVICES - 9.1%
Life Sciences Tools & Services - 9.1%
Bruker BioSciences Corp. (a)	462,066	5,235,208
Covance, Inc. (a)	291,400	15,476,254
ICON PLC sponsored ADR (a)	281,354	6,386,736
Illumina, Inc. (a)	1,562,185	45,178,390
Life Technologies Corp. (a)	706,422	35,165,687
PerkinElmer, Inc.	487,100	9,191,577
QIAGEN NV (a)(c)	1,186,104	26,212,898
		142,846,750
PHARMACEUTICALS - 26.2%
Pharmaceuticals - 26.2%
Abbott Laboratories	462,353	25,193,615
Allergan, Inc.	1,248,122	72,553,332
Ardea Biosciences, Inc. (a)	369,800	4,977,508
Auxilium Pharmaceuticals, Inc. (a)	78,600	2,740,782
Cadence Pharmaceuticals, Inc. (a)(c)	520,852	4,474,119
Hikma Pharmaceuticals PLC	404,562	3,235,683
King Pharmaceuticals, Inc. (a)	1,647,800	19,493,474
Merck & Co., Inc.	1,817,381	65,807,366
Optimer Pharmaceuticals, Inc. (a)	304,405	3,342,367
Pfizer, Inc.	7,863,146	142,873,357
Piramal Healthcare Ltd.	287,326	2,454,842

	Shares	Value
Pronova BioPharma ASA (a)	1,090,600	$ 2,882,110
Shire PLC sponsored ADR	444,300	26,155,941
Teva Pharmaceutical Industries Ltd. sponsored ADR	402,869	21,267,455
ViroPharma, Inc. (a)	1,083,448	8,190,867
Warner Chilcott PLC (a)	274,005	6,735,043
		412,377,861
TOTAL COMMON STOCKS (Cost $1,351,783,128)		1,561,357,611
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.21% (e)	24,221,127	24,221,127
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	26,297,490	26,297,490
TOTAL MONEY MARKET FUNDS (Cost $50,518,617)		50,518,617
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $1,402,301,745)		1,611,876,228
NET OTHER ASSETS - (2.4)%		(37,033,878)
NET ASSETS - 100%		$ 1,574,842,350
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,959,519 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
HeartWare International, Inc.	8/10/09	$ 2,302,476
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 50,624
Fidelity Securities Lending Cash Central Fund	72,525
Total	$ 123,149
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Carriage Services, Inc.	$ 2,335,450	$ 30,391	$ 76,951	$ -	$ 3,698,347
InfuSystems Holdings, Inc.	2,706,550	-	-	-	4,059,825
Total	$ 5,042,000	$ 30,391	$ 76,951	$ -	$ 7,758,172
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,914,911	$ 6,914,911	$ -	$ -
Consumer Staples	16,991,041	16,991,041	-	-
Health Care	1,490,821,660	1,487,862,141	2,959,519	-
Information Technology	35,328,956	35,328,956	-	-
Materials	11,301,043	11,301,043	-	-
Money Market Funds	50,518,617	50,518,617	-	-
Total Investments in Securities:	$ 1,611,876,228	$ 1,608,916,709	$ 2,959,519	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,444
Total Realized Gain (Loss)	(33,083)
Total Unrealized Gain (Loss)	31,639
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $1,420,924,417. Net unrealized appreciation aggregated $190,951,811, of which $239,140,704 related to appreciated investment securities and $48,188,893 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Home Finance Portfolio

November 30, 2009

1.810686.105

SAV-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
COMMERCIAL BANKS - 8.2%
Diversified Banks - 2.3%
Wells Fargo & Co.	55,000	$ 1,542,200
Regional Banks - 5.9%
Danvers Bancorp, Inc.	60,000	810,600
Harleysville National Corp., Pennsylvania	125,000	742,500
Investors Bancorp, Inc. (a)	50,000	551,000
KeyCorp	50,000	293,000
PNC Financial Services Group, Inc.	25,000	1,425,250
Webster Financial Corp.	15,000	190,950
		4,013,300
TOTAL COMMERCIAL BANKS		5,555,500
CONSUMER FINANCE - 3.5%
Consumer Finance - 3.5%
American Express Co.	29,500	1,233,985
Capital One Financial Corp.	10,000	383,600
Discover Financial Services	50,000	773,000
		2,390,585
DIVERSIFIED FINANCIAL SERVICES - 4.3%
Other Diversified Financial Services - 4.3%
Bank of America Corp.	90,000	1,426,500
JPMorgan Chase & Co.	35,000	1,487,150
		2,913,650
INSURANCE - 3.2%
Multi-Line Insurance - 1.0%
Genworth Financial, Inc. Class A (a)	60,000	646,200
Property & Casualty Insurance - 2.2%
CNA Financial Corp. (a)	10,000	227,500
The First American Corp.	40,000	1,268,800
		1,496,300
TOTAL INSURANCE		2,142,500
IT SERVICES - 3.1%
Data Processing & Outsourced Services - 3.1%
Fidelity National Information Services, Inc.	39,300	888,180
Lender Processing Services, Inc.	10,000	417,800
Visa, Inc. Class A	10,300	834,300
		2,140,280
REAL ESTATE INVESTMENT TRUSTS - 2.3%
Mortgage REITs - 2.3%
Chimera Investment Corp.	150,000	604,500
MFA Financial, Inc.	127,700	966,689
		1,571,189
THRIFTS & MORTGAGE FINANCE - 73.1%
Thrifts & Mortgage Finance - 73.1%
Abington Bancorp, Inc.	200,000	1,366,000

	Shares	Value
Astoria Financial Corp.	318,000	$ 3,300,840
Bank Mutual Corp.	225,000	1,577,250
Beneficial Mutual Bancorp, Inc. (a)	175,000	1,627,500
Brookline Bancorp, Inc., Delaware	250,000	2,377,500
Capitol Federal Financial	75,000	2,188,500
Dime Community Bancshares, Inc.	150,000	1,686,000
Fannie Mae (a)(c)	100,000	88,000
First Financial Holdings, Inc.	30,000	401,700
First Niagara Financial Group, Inc.	450,000	5,935,500
Flushing Financial Corp.	83,500	910,985
Hudson City Bancorp, Inc.	255,000	3,388,950
Meridian Interstate Bancorp, Inc. (a)	65,000	542,100
MGIC Investment Corp. (a)(c)	400,000	1,600,000
New York Community Bancorp, Inc. (c)	196,400	2,295,916
NewAlliance Bancshares, Inc.	50,000	589,000
Northwest Bancorp, Inc. (c)	88,400	2,045,576
Ocwen Financial Corp. (a)	275,000	2,563,000
People's United Financial, Inc.	425,000	6,923,250
Provident Financial Services, Inc.	50,000	529,000
Radian Group, Inc. (c)	255,400	1,141,638
ViewPoint Financial Group	50,000	654,000
Washington Federal, Inc.	225,000	4,286,250
WSFS Financial Corp.	60,000	1,600,200
		49,618,655
TOTAL COMMON STOCKS (Cost $71,906,747)		66,332,359
Money Market Funds - 10.6%

Fidelity Cash Central Fund, 0.21% (d)	1,676,380	1,676,380
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	5,517,950	5,517,950
TOTAL MONEY MARKET FUNDS (Cost $7,194,330)		7,194,330
TOTAL INVESTMENT PORTFOLIO - 108.3% (Cost $79,101,077)	73,526,689
NET OTHER ASSETS - (8.3)%	(5,657,224)
NET ASSETS - 100%	$ 67,869,465
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,924
Fidelity Securities Lending Cash Central Fund	23,367
Total	$ 29,291
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $81,103,619. Net unrealized depreciation aggregated $7,576,930, of which $4,261,917 related to appreciated investment securities and $11,838,847 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Industrial Equipment Portfolio

November 30, 2009

1.810687.105

INE-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
AEROSPACE & DEFENSE - 24.5%
Aerospace & Defense - 24.5%
Alliant Techsystems, Inc. (a)	6,400	$ 548,608
Goodrich Corp.	21,400	1,269,876
Heico Corp. Class A	28,100	898,357
Honeywell International, Inc.	131,000	5,039,570
Lockheed Martin Corp.	10,500	810,915
Precision Castparts Corp.	36,000	3,732,480
Raytheon Co.	56,700	2,921,751
Rockwell Collins, Inc.	22,500	1,202,850
The Boeing Co.	27,800	1,456,998
United Technologies Corp.	136,100	9,151,364
		27,032,769
AUTO COMPONENTS - 5.0%
Auto Parts & Equipment - 4.1%
BorgWarner, Inc.	44,500	1,344,345
Johnson Controls, Inc.	119,700	3,237,885
		4,582,230
Tires & Rubber - 0.9%
The Goodyear Tire & Rubber Co. (a)	69,600	954,216
TOTAL AUTO COMPONENTS		5,536,446
BUILDING PRODUCTS - 4.7%
Building Products - 4.7%
Gibraltar Industries, Inc.	63,500	951,230
Lennox International, Inc.	35,300	1,310,336
Masco Corp.	214,233	2,909,284
		5,170,850
CONSTRUCTION & ENGINEERING - 2.3%
Construction & Engineering - 2.3%
Fluor Corp.	38,300	1,626,984
Jacobs Engineering Group, Inc. (a)	27,700	969,223
		2,596,207
ELECTRICAL EQUIPMENT - 9.3%
Electrical Components & Equipment - 9.3%
Acuity Brands, Inc.	23,700	765,036
AMETEK, Inc.	80,550	2,944,908
Cooper Industries PLC Class A	42,000	1,792,980
Emerson Electric Co.	26,300	1,089,083
First Solar, Inc. (a)(c)	5,700	678,927
Regal-Beloit Corp.	22,000	1,044,120
Rockwell Automation, Inc.	32,800	1,426,472
Saft Groupe SA	10,663	509,580
Saft Groupe SA rights (a)	10,663	52,015
		10,303,121

	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - 3.3%
Electronic Equipment & Instruments - 2.0%
FLIR Systems, Inc. (a)	30,500	$ 875,350
Itron, Inc. (a)	5,600	340,424
Rotork PLC	55,408	1,007,165
		2,222,939
Electronic Manufacturing Services - 1.3%
Tyco Electronics Ltd.	62,500	1,450,625
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		3,673,564
HOUSEHOLD DURABLES - 1.9%
Household Appliances - 1.9%
Black & Decker Corp.	35,061	2,127,852
INDUSTRIAL CONGLOMERATES - 18.2%
Industrial Conglomerates - 18.2%
3M Co.	93,400	7,232,896
Carlisle Companies, Inc.	25,100	805,961
General Electric Co.	676,055	10,830,400
Textron, Inc.	60,000	1,203,000
		20,072,257
MACHINERY - 25.6%
Construction & Farm Machinery & Heavy Trucks - 10.4%
Caterpillar, Inc.	30,200	1,763,378
Cummins, Inc.	67,400	3,026,260
Deere & Co.	68,500	3,665,435
Navistar International Corp. (a)	33,300	1,099,233
PACCAR, Inc.	53,200	1,972,656
		11,526,962
Industrial Machinery - 15.2%
Altra Holdings, Inc. (a)	131,267	1,476,754
Blount International, Inc. (a)	86,700	836,655
Crane Co.	37,300	1,042,535
Danaher Corp.	62,200	4,411,224
Ingersoll-Rand Co. Ltd.	152,000	5,376,240
SPX Corp.	27,100	1,444,159
Timken Co.	44,100	1,087,947
Weg SA	107,800	1,092,431
		16,767,945
TOTAL MACHINERY		28,294,907
TRADING COMPANIES & DISTRIBUTORS - 3.9%
Trading Companies & Distributors - 3.9%
Interline Brands, Inc. (a)	93,900	1,579,398
Rush Enterprises, Inc. Class A (a)	70,400	758,208
W.W. Grainger, Inc.	19,700	1,924,690
		4,262,296
TOTAL COMMON STOCKS (Cost $89,968,941)		109,070,269
Money Market Funds - 1.8%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (d)	1,256,627	$ 1,256,627
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	676,725	676,725
TOTAL MONEY MARKET FUNDS (Cost $1,933,352)		1,933,352
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $91,902,293)	111,003,621
NET OTHER ASSETS - (0.5)%	(552,859)
NET ASSETS - 100%	$ 110,450,762
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,563
Fidelity Securities Lending Cash Central Fund	8,853
Total	$ 17,416
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,664,298	$ 7,664,298	$ -	$ -
Industrials	97,732,407	97,680,392	52,015	-
Information Technology	3,673,564	3,673,564	-	-
Money Market Funds	1,933,352	1,933,352	-	-
Total Investments in Securities:	$ 111,003,621	$ 110,951,606	$ 52,015	$ -
Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $105,986,783. Net unrealized appreciation aggregated $5,016,838, of which $16,884,800 related to appreciated investment securities and $11,867,962 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Industrials Portfolio

November 30, 2009

1.810678.105

CYC-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
AEROSPACE & DEFENSE - 21.0%
Aerospace & Defense - 21.0%
Alliant Techsystems, Inc. (a)	19,900	$ 1,705,828
BE Aerospace, Inc. (a)	84,319	1,624,827
Honeywell International, Inc.	208,700	8,028,689
Lockheed Martin Corp.	70,800	5,467,884
Precision Castparts Corp.	47,500	4,924,800
Raytheon Co.	104,553	5,387,616
Spirit AeroSystems Holdings, Inc. Class A (a)	83,400	1,520,382
The Boeing Co.	65,500	3,432,855
United Technologies Corp.	231,301	15,552,679
		47,645,560
AIR FREIGHT & LOGISTICS - 2.5%
Air Freight & Logistics - 2.5%
United Parcel Service, Inc. Class B	97,800	5,620,566
AUTO COMPONENTS - 4.0%
Auto Parts & Equipment - 3.0%
BorgWarner, Inc.	55,000	1,661,550
Exide Technologies (a)	215,003	1,612,523
Johnson Controls, Inc.	129,400	3,500,270
		6,774,343
Tires & Rubber - 1.0%
The Goodyear Tire & Rubber Co. (a)	162,600	2,229,246
TOTAL AUTO COMPONENTS		9,003,589
BEVERAGES - 0.3%
Soft Drinks - 0.3%
Heckmann Corp. (a)	142,100	615,293
BUILDING PRODUCTS - 4.2%
Building Products - 4.2%
AAON, Inc.	46,178	874,611
Armstrong World Industries, Inc. (a)	29,506	1,222,434
Masco Corp.	391,710	5,319,422
Owens Corning (a)	90,226	2,132,040
		9,548,507
CHEMICALS - 0.5%
Specialty Chemicals - 0.5%
W.R. Grace & Co. (a)	52,558	1,201,476
COMMERCIAL SERVICES & SUPPLIES - 4.7%
Commercial Printing - 0.8%
R.R. Donnelley & Sons Co.	90,500	1,862,490
Diversified Support Services - 0.8%
Cintas Corp.	61,400	1,724,726
Environmental & Facility Services - 2.1%
Casella Waste Systems, Inc. Class A (a)	263,146	1,089,424

	Shares	Value
Clean Harbors, Inc. (a)	18,000	$ 963,360
Republic Services, Inc.	91,495	2,580,159
		4,632,943
Office Services & Supplies - 0.5%
United Stationers, Inc. (a)	23,532	1,198,720
Security & Alarm Services - 0.5%
The Brink's Co.	53,400	1,200,432
TOTAL COMMERCIAL SERVICES & SUPPLIES		10,619,311
CONSTRUCTION & ENGINEERING - 1.5%
Construction & Engineering - 1.5%
Fluor Corp.	43,919	1,865,679
Jacobs Engineering Group, Inc. (a)	21,300	745,287
MasTec, Inc. (a)	70,900	904,684
		3,515,650
DIVERSIFIED CONSUMER SERVICES - 0.3%
Specialized Consumer Services - 0.3%
Brinks Home Security Holdings, Inc. (a)	20,314	664,674
ELECTRICAL EQUIPMENT - 5.8%
Electrical Components & Equipment - 5.8%
Acuity Brands, Inc. (c)	61,300	1,978,764
AMETEK, Inc.	76,450	2,795,012
Cooper Industries PLC Class A	77,200	3,295,668
General Cable Corp. (a)	36,900	1,083,384
Regal-Beloit Corp.	41,100	1,950,606
Rockwell Automation, Inc.	45,000	1,957,050
		13,060,484
ELECTRONIC EQUIPMENT & COMPONENTS - 1.1%
Electronic Equipment & Instruments - 0.7%
FLIR Systems, Inc. (a)	59,556	1,709,257
Technology Distributors - 0.4%
Anixter International, Inc. (a)	19,900	860,078
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		2,569,335
HOUSEHOLD DURABLES - 2.1%
Homebuilding - 0.6%
PDG Realty S.A. Empreendimentos e Participacoes	112,300	1,109,886
Pulte Homes, Inc.	32,077	293,184
		1,403,070
Household Appliances - 1.5%
Black & Decker Corp.	55,400	3,362,226
TOTAL HOUSEHOLD DURABLES		4,765,296
INDUSTRIAL CONGLOMERATES - 10.6%
Industrial Conglomerates - 10.6%
3M Co.	133,400	10,330,496
Carlisle Companies, Inc.	43,243	1,388,533
General Electric Co.	430,907	6,903,130
Common Stocks - continued
	Shares	Value
INDUSTRIAL CONGLOMERATES - CONTINUED
Industrial Conglomerates - continued
Koninklijke Philips Electronics NV	42,800	$ 1,171,611
Textron, Inc.	161,600	3,240,080
Tyco International Ltd.	31,536	1,131,196
		24,165,046
MACHINERY - 20.3%
Construction & Farm Machinery & Heavy Trucks - 9.7%
Cummins, Inc.	167,971	7,541,898
Deere & Co.	108,900	5,827,239
Navistar International Corp. (a)	96,926	3,199,527
Oshkosh Co.	28,204	1,120,545
PACCAR, Inc.	116,100	4,304,988
		21,994,197
Industrial Machinery - 10.6%
Actuant Corp. Class A	49,500	808,335
Altra Holdings, Inc. (a)	130,932	1,472,985
Blount International, Inc. (a)	61,300	591,545
Danaher Corp.	106,400	7,545,888
Ingersoll-Rand Co. Ltd.	221,600	7,837,992
Kennametal, Inc.	59,200	1,332,000
Parker Hannifin Corp.	39,000	2,104,440
Sany Heavy Equipment International Holdings Co. Ltd.	6,000	5,776
Timken Co.	53,438	1,318,315
Weg SA	110,900	1,123,846
		24,141,122
TOTAL MACHINERY		46,135,319
MARINE - 0.2%
Marine - 0.2%
Ultrapetrol (Bahamas) Ltd. (a)	74,486	344,125
OIL, GAS & CONSUMABLE FUELS - 0.5%
Coal & Consumable Fuels - 0.5%
Peabody Energy Corp.	27,200	1,209,312
PROFESSIONAL SERVICES - 1.6%
Human Resource & Employment Services - 0.8%
Manpower, Inc.	37,930	1,868,432
Research & Consulting Services - 0.8%
Equifax, Inc.	58,400	1,673,160
TOTAL PROFESSIONAL SERVICES		3,541,592
ROAD & RAIL - 13.3%
Railroads - 10.2%
America Latina Logistica SA unit	123,400	1,101,497
CSX Corp.	97,900	4,648,292
Genesee & Wyoming, Inc. Class A (a)	31,100	967,832

	Shares	Value
Kansas City Southern (a)	43,600	$ 1,248,268
Norfolk Southern Corp.	91,900	4,723,660
Union Pacific Corp.	165,600	10,475,856
		23,165,405
Trucking - 3.1%
Arkansas Best Corp.	33,900	834,618
Avis Budget Group, Inc. (a)	296,800	2,893,800
Con-way, Inc.	33,000	999,900
Hertz Global Holdings, Inc. (a)(c)	149,500	1,465,100
Saia, Inc. (a)	60,700	875,294
		7,068,712
TOTAL ROAD & RAIL		30,234,117
SOFTWARE - 0.4%
Application Software - 0.4%
Solera Holdings, Inc.	26,105	912,631
TRADING COMPANIES & DISTRIBUTORS - 3.0%
Trading Companies & Distributors - 3.0%
Interline Brands, Inc. (a)	137,023	2,304,727
Rush Enterprises, Inc. Class A (a)	343,444	3,698,892
United Rentals, Inc. (a)	83,748	772,157
		6,775,776
TOTAL COMMON STOCKS (Cost $195,519,572)		222,147,659
Money Market Funds - 5.7%

Fidelity Cash Central Fund, 0.21% (d)	9,757,574	9,757,574
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	3,334,400	3,334,400
TOTAL MONEY MARKET FUNDS (Cost $13,091,974)		13,091,974
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $208,611,546)	235,239,633
NET OTHER ASSETS - (3.6)%	(8,258,610)
NET ASSETS - 100%	$ 226,981,023
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,590
Fidelity Securities Lending Cash Central Fund	38,660
Total	$ 55,250
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 14,433,559	$ 14,433,559	$ -	$ -
Consumer Staples	615,293	615,293	-	-
Energy	1,209,312	1,209,312	-	-
Industrials	201,206,053	200,034,442	1,171,611	-
Information Technology	3,481,966	3,481,966	-	-
Materials	1,201,476	1,201,476	-	-
Money Market Funds	13,091,974	13,091,974	-	-
Total Investments in Securities:	$ 235,239,633	$ 234,068,022	$ 1,171,611	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 13,400
Total Realized Gain (Loss)	(8,789)
Total Unrealized Gain (Loss)	(423)
Cost of Purchases	-
Proceeds of Sales	(4,188)
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $211,367,499. Net unrealized appreciation aggregated $23,872,134, of which $32,926,967 related to appreciated investment securities and $9,054,833 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Insurance Portfolio

November 30, 2009

1.810674.105

PRC-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CAPITAL MARKETS - 0.0%
Asset Management & Custody Banks - 0.0%
Virtus Investment Partners, Inc. (a)	1,150	$ 17,986
INSURANCE - 97.8%
Insurance Brokers - 6.9%
Aon Corp.	143,500	5,557,755
Arthur J. Gallagher & Co.	20,700	463,680
Brown & Brown, Inc.	14,600	260,610
Marsh & McLennan Companies, Inc.	91,000	2,052,050
Willis Group Holdings Ltd.	16,200	439,830
		8,773,925
Life & Health Insurance - 27.9%
AFLAC, Inc.	124,800	5,744,544
Delphi Financial Group, Inc. Class A	60,100	1,313,786
Lincoln National Corp.	189,200	4,334,572
MetLife, Inc.	221,975	7,589,325
Principal Financial Group, Inc.	65,600	1,665,584
Prudential Financial, Inc.	183,000	9,122,550
StanCorp Financial Group, Inc.	43,200	1,603,152
Unum Group	220,000	4,188,800
		35,562,313
Multi-Line Insurance - 6.6%
Assurant, Inc.	69,400	2,121,558
Genworth Financial, Inc. Class A (a)	213,800	2,302,626
Hartford Financial Services Group, Inc.	56,200	1,374,652
HCC Insurance Holdings, Inc.	37,000	966,810
Loews Corp.	47,400	1,678,908
		8,444,554
Property & Casualty Insurance - 45.1%
ACE Ltd.	103,449	5,039,001
Allstate Corp.	218,400	6,204,744
Amerisafe, Inc. (a)	60,144	1,015,832
Assured Guaranty Ltd.	35,600	807,408
Berkshire Hathaway, Inc.:
Class A (a)	60	6,036,000
Class B (a)	2,440	8,181,320
LandAmerica Financial Group, Inc. (a)	6,200	136
MBIA, Inc. (a)(c)	78,200	270,572
Progressive Corp. (a)	341,200	5,721,924
The Chubb Corp.	148,458	7,443,684
The First American Corp.	40,100	1,271,972
The Travelers Companies, Inc.	182,700	9,571,653
United America Indemnity Ltd. Class A (a)	59,979	412,656
W.R. Berkley Corp.	48,700	1,203,377
White Mountains Insurance Group Ltd.	2,400	781,992
XL Capital Ltd. Class A	199,455	3,652,021
		57,614,292

	Shares	Value
Reinsurance - 11.3%
Arch Capital Group Ltd. (a)	57,800	$ 4,036,752
Everest Re Group Ltd.	33,300	2,834,163
Maiden Holdings Ltd. (d)	9,200	69,368
Montpelier Re Holdings Ltd.	38,100	637,794
PartnerRe Ltd.	4,800	369,792
Platinum Underwriters Holdings Ltd.	73,300	2,586,757
RenaissanceRe Holdings Ltd.	43,595	2,322,742
Transatlantic Holdings, Inc.	7,400	399,896
Validus Holdings Ltd.	43,509	1,152,989
		14,410,253
TOTAL INSURANCE		124,805,337
THRIFTS & MORTGAGE FINANCE - 0.5%
Thrifts & Mortgage Finance - 0.5%
Genworth MI Canada, Inc.	23,100	575,585
TOTAL COMMON STOCKS (Cost $113,087,316)		125,398,908
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.21% (e)	1,974,902	1,974,902
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	273,700	273,700
TOTAL MONEY MARKET FUNDS (Cost $2,248,602)		2,248,602
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $115,335,918)	127,647,510
NET OTHER ASSETS - (0.1)%	(95,986)
NET ASSETS - 100%	$ 127,551,524
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,368 or 0.1% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,409
Fidelity Securities Lending Cash Central Fund	20,349
Total	$ 29,758
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $120,478,966. Net unrealized appreciation aggregated $7,168,544, of which $12,615,843 related to appreciated investment securities and $5,447,299 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select IT Services Portfolio

November 30, 2009

1.810669.105

BSO-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - 0.9%
Technology Distributors - 0.9%
Digital China Holdings Ltd. (H Shares)	763,000	$ 897,896
INTERNET SOFTWARE & SERVICES - 2.3%
Internet Software & Services - 2.3%
j2 Global Communications, Inc. (a)	75,500	1,500,940
LivePerson, Inc. (a)	116,000	735,440
		2,236,380
IT SERVICES - 90.0%
Data Processing & Outsourced Services - 67.5%
Affiliated Computer Services, Inc. Class A (a)	76,700	4,233,840
Alliance Data Systems Corp. (a)(c)	85,448	5,211,474
Automatic Data Processing, Inc.	109,600	4,762,120
Cass Information Systems, Inc.	2,200	61,952
Convergys Corp. (a)	93,900	1,049,802
CSG Systems International, Inc. (a)	13,100	253,616
DST Systems, Inc. (a)	13,300	564,984
Euronet Worldwide, Inc. (a)	18,200	386,568
ExlService Holdings, Inc. (a)	41,900	679,618
Fidelity National Information Services, Inc.	242,700	5,485,020
Fiserv, Inc. (a)	86,600	4,004,384
Genpact Ltd. (a)	173,300	2,249,434
Global Cash Access Holdings, Inc. (a)	13,800	102,672
Global Payments, Inc.	17,300	886,798
Heartland Payment Systems, Inc.	7,200	76,968
Hewitt Associates, Inc. Class A (a)	73,300	2,945,194
infoGROUP, Inc. (a)	13,100	106,110
MasterCard, Inc. Class A (c)	48,815	11,757,579
NeuStar, Inc. Class A (a)	27,600	645,840
Syntel, Inc.	2,300	87,009
Teletech Holdings, Inc. (a)	14,900	287,421
The Western Union Co.	59,600	1,099,620
TNS, Inc. (a)	103,400	2,590,170
VeriFone Holdings, Inc. (a)	63,000	835,380
Visa, Inc. Class A	120,212	9,737,172
WNS Holdings Ltd. sponsored ADR (a)(c)	66,000	1,004,520
Wright Express Corp. (a)	135,100	3,940,867
		65,046,132
IT Consulting & Other Services - 22.5%
Accenture PLC Class A	240,100	9,853,704
Acxiom Corp. (a)	20,600	237,724
CACI International, Inc. Class A (a)	9,400	436,348
China Information Security Technology, Inc. (a)	7,800	46,566
Ciber, Inc. (a)	34,500	109,365
Cognizant Technology Solutions Corp. Class A (a)	107,816	4,736,357
Computer Task Group, Inc. (a)	35,100	216,567

	Shares	Value
iGate Corp.	6,900	$ 65,895
Integral Systems, Inc. (a)	116,600	1,036,574
ManTech International Corp. Class A (a)	8,000	346,240
Maximus, Inc.	5,800	269,642
NCI, Inc. Class A (a)	2,200	55,352
Ness Technologies, Inc. (a)	293,000	1,482,580
RightNow Technologies, Inc. (a)	6,400	90,496
Sapient Corp. (a)	132,000	971,520
SRA International, Inc. Class A (a)	13,400	241,870
Unisys Corp. (a)	13,320	427,439
Yucheng Technologies Ltd. (a)	130,600	1,047,412
		21,671,651
TOTAL IT SERVICES		86,717,783
SOFTWARE - 4.3%
Application Software - 4.3%
AsiaInfo Holdings, Inc. (a)	3,500	86,065
Longtop Financial Technologies Ltd. ADR (a)	56,850	2,013,059
Pegasystems, Inc.	14,200	407,966
VanceInfo Technologies, Inc. ADR (a)	94,100	1,646,750
		4,153,840
WIRELESS TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
Syniverse Holdings, Inc. (a)	57,400	910,364
TOTAL COMMON STOCKS (Cost $83,634,729)		94,916,263
Money Market Funds - 21.8%

Fidelity Cash Central Fund, 0.21% (d)	4,579,701	4,579,701
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	16,446,300	16,446,300
TOTAL MONEY MARKET FUNDS (Cost $21,026,001)		21,026,001
TOTAL INVESTMENT PORTFOLIO - 120.3% (Cost $104,660,730)	115,942,264
NET OTHER ASSETS - (20.3)%	(19,540,763)
NET ASSETS - 100%	$ 96,401,501
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated Fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the Fund at period end. A complete unaudited listing of the Fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,169
Fidelity Securities Lending Cash Central Fund	30,489
Total	$ 34,658
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $106,080,935. Net unrealized appreciation aggregated $9,861,329, of which $11,572,442 related to appreciated investment securities and $1,711,113 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Leisure Portfolio

November 30, 2009

1.810675.105

LEI-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 15.1%
Education Services - 10.2%
American Public Education, Inc. (a)	100	$ 3,203
Apollo Group, Inc. Class A (non-vtg.) (a)	132,600	7,567,482
Capella Education Co. (a)(c)	10,800	769,824
Career Education Corp. (a)(c)	101,900	2,652,457
Corinthian Colleges, Inc. (a)(c)	31,242	463,006
DeVry, Inc.	110,800	6,018,656
ITT Educational Services, Inc. (a)	10,700	973,486
Navitas Ltd.	75,941	261,482
Strayer Education, Inc. (c)	17,566	3,469,285
		22,178,881
Specialized Consumer Services - 4.9%
Brinks Home Security Holdings, Inc. (a)	58,500	1,914,120
Coinstar, Inc. (a)	52,600	1,409,154
H&R Block, Inc.	1,200	24,360
Matthews International Corp. Class A	600	20,784
Regis Corp. (c)	72,100	1,129,086
Service Corp. International	82,000	633,040
Sotheby's Class A (ltd. vtg.) (c)	130,001	2,466,119
Steiner Leisure Ltd. (a)	68,930	2,726,182
Stewart Enterprises, Inc. Class A	98,352	460,287
		10,783,132
TOTAL DIVERSIFIED CONSUMER SERVICES		32,962,013
DIVERSIFIED FINANCIAL SERVICES - 0.1%
Other Diversified Financial Services - 0.1%
Sands China Ltd.	165,600	199,151
FOOD PRODUCTS - 0.3%
Packaged Foods & Meats - 0.3%
TreeHouse Foods, Inc. (a)	17,368	605,622
HOTELS, RESTAURANTS & LEISURE - 84.4%
Casinos & Gaming - 13.2%
Ameristar Casinos, Inc.	59,100	1,027,158
Aristocrat Leisure Ltd.	3	11
Bally Technologies, Inc. (a)	57,800	2,400,434
International Game Technology	244,600	4,620,494
Las Vegas Sands Corp. (a)(c)	148,600	2,276,552
Las Vegas Sands Corp. unit	11,700	3,065,049
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(c)	132,600	560,898
MGM Mirage, Inc. (a)(c)	465,600	4,921,392
Penn National Gaming, Inc. (a)	102,400	2,743,296
WMS Industries, Inc. (a)	157,600	6,127,488
Wynn Macau Ltd.	196,000	242,033
Wynn Resorts Ltd. (c)	10,900	703,486
		28,688,291
Hotels, Resorts & Cruise Lines - 18.8%
Carnival Corp. unit	430,700	13,795,321
Ctrip.com International Ltd. sponsored ADR (a)	7,800	572,130

	Shares	Value
Marriott International, Inc. Class A (c)	302,101	$ 7,770,038
Orient Express Hotels Ltd. Class A	800	6,688
Royal Caribbean Cruises Ltd. (a)	120	2,948
Starwood Hotels & Resorts Worldwide, Inc.	313,600	10,041,472
Wyndham Worldwide Corp.	472,100	8,766,897
		40,955,494
Leisure Facilities - 1.5%
International Speedway Corp. Class A	116	3,129
Vail Resorts, Inc. (a)(c)	80,999	3,141,951
		3,145,080
Restaurants - 50.9%
Buffalo Wild Wings, Inc. (a)(c)	41,261	1,647,964
Burger King Holdings, Inc.	69,800	1,186,600
Chipotle Mexican Grill, Inc. Class B (a)	22,809	1,895,656
Darden Restaurants, Inc.	240,300	7,552,629
Denny's Corp. (a)	415,254	950,932
DineEquity, Inc. (c)	42,800	912,068
Jack in the Box, Inc. (a)	192,922	3,601,854
Little Sheep Group Ltd.	460,000	249,295
McDonald's Corp.	855,600	54,116,699
Papa John's International, Inc. (a)	42,730	945,188
Red Robin Gourmet Burgers, Inc. (a)	51,600	805,476
Starbucks Corp. (a)	691,700	15,148,230
Tim Hortons, Inc. (c)	66,000	1,950,960
Wendy's/Arby's Group, Inc.	775	3,178
Yum! Brands, Inc.	557,900	19,677,133
		110,643,862
TOTAL HOTELS, RESTAURANTS & LEISURE		183,432,727
LEISURE EQUIPMENT & PRODUCTS - 0.0%
Leisure Products - 0.0%
Hasbro, Inc.	100	2,965
TOTAL COMMON STOCKS (Cost $193,608,314)		217,202,478
Money Market Funds - 12.2%

Fidelity Cash Central Fund, 0.21% (d)	2,805,727	2,805,727
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	23,662,326	23,662,326
TOTAL MONEY MARKET FUNDS (Cost $26,468,053)		26,468,053
TOTAL INVESTMENT PORTFOLIO - 112.1% (Cost $220,076,367)	243,670,531
NET OTHER ASSETS - (12.1)%	(26,266,465)
NET ASSETS - 100%	$ 217,404,066
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,102
Fidelity Securities Lending Cash Central Fund	55,929
Total	$ 63,031
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 216,397,705	$ 213,332,656	$ 3,065,049	$ -
Consumer Staples	605,622	605,622	-	-
Financials	199,151	199,151	-	-
Money Market Funds	26,468,053	26,468,053	-	-
Total Investments in Securities:	$ 243,670,531	$ 240,605,482	$ 3,065,049	$ -
Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $222,994,156. Net unrealized appreciation aggregated $20,676,375, of which $32,163,713 related to appreciated investment securities and $11,487,338 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Materials Portfolio

November 30, 2009

1.810697.105

IND-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
BUILDING PRODUCTS - 2.1%
Building Products - 2.1%
Masco Corp.	846,900	$ 11,500,902
USG Corp. (a)(c)	87,000	1,203,210
		12,704,112
CHEMICALS - 53.4%
Commodity Chemicals - 3.7%
Celanese Corp. Class A	732,506	21,799,379
Diversified Chemicals - 19.7%
Ashland, Inc.	314,740	11,308,608
Cabot Corp.	190,200	4,361,286
Dow Chemical Co.	1,981,618	55,049,347
E.I. du Pont de Nemours & Co.	1,162,800	40,209,624
Huntsman Corp.	404,200	3,847,984
Solutia, Inc. (a)	137,900	1,485,183
		116,262,032
Fertilizers & Agricultural Chemicals - 12.9%
Fertilizantes Fosfatados SA (PN) (a)	282,000	2,628,038
Monsanto Co.	627,144	50,641,878
Potash Corp. of Saskatchewan, Inc.	15,200	1,697,849
Terra Industries, Inc.	172,100	6,639,618
The Mosaic Co.	261,100	14,216,895
		75,824,278
Industrial Gases - 11.3%
Air Products & Chemicals, Inc.	302,300	25,069,739
Airgas, Inc.	157,800	7,298,250
Praxair, Inc.	421,241	34,554,399
		66,922,388
Specialty Chemicals - 5.8%
Albemarle Corp.	357,335	12,060,056
Ferro Corp.	531,400	3,438,158
Innophos Holdings, Inc.	112,000	2,774,240
Johnson Matthey PLC	123,305	3,006,040
W.R. Grace & Co. (a)	572,100	13,078,206
		34,356,700
TOTAL CHEMICALS		315,164,777
CONSTRUCTION MATERIALS - 3.4%
Construction Materials - 3.4%
Cemex SA de CV sponsored ADR	411,200	4,642,448
HeidelbergCement AG	76,710	5,090,620
Vulcan Materials Co. (c)	211,100	10,234,128
		19,967,196
CONTAINERS & PACKAGING - 4.1%
Metal & Glass Containers - 2.1%
Owens-Illinois, Inc. (a)	392,600	12,276,602

	Shares	Value
Paper Packaging - 2.0%
Packaging Corp. of America	411,700	$ 8,201,064
Temple-Inland, Inc.	222,384	4,000,688
		12,201,752
TOTAL CONTAINERS & PACKAGING		24,478,354
FOOD PRODUCTS - 1.4%
Agricultural Products - 1.4%
Bunge Ltd.	82,000	5,075,800
Corn Products International, Inc.	115,200	3,230,208
Timbercorp Ltd. (a)	75,129	1
		8,306,009
HOUSEHOLD DURABLES - 0.1%
Homebuilding - 0.1%
Pulte Homes, Inc.	90,967	831,438
MARINE - 0.2%
Marine - 0.2%
Ultrapetrol (Bahamas) Ltd. (a)	279,390	1,290,782
METALS & MINING - 25.2%
Diversified Metals & Mining - 8.7%
Anglo American PLC (United Kingdom) (a)	75,751	3,243,609
Freeport-McMoRan Copper & Gold, Inc.	418,228	34,629,278
RTI International Metals, Inc. (a)	102,200	2,024,582
Teck Resources Ltd. Class B (sub. vtg.) (a)	151,700	5,244,465
Vale SA sponsored ADR	208,550	5,979,129
		51,121,063
Gold - 7.8%
Agnico-Eagle Mines Ltd. (Canada)	87,700	5,467,229
AngloGold Ashanti Ltd. sponsored ADR	104,020	4,581,041
Harmony Gold Mining Co. Ltd.	298,400	3,322,053
Newcrest Mining Ltd.	152,425	5,135,266
Newmont Mining Corp.	360,100	19,315,764
Randgold Resources Ltd. sponsored ADR	60,200	5,101,348
Yamana Gold, Inc.	247,600	3,281,785
		46,204,486
Precious Metals & Minerals - 0.7%
Aquarius Platinum Ltd. (United Kingdom) (a)	310,600	1,810,250
Impala Platinum Holdings Ltd.	105,455	2,445,901
		4,256,151
Steel - 8.0%
Allegheny Technologies, Inc.	165,700	5,638,771
Commercial Metals Co.	143,000	2,273,700
Nucor Corp.	454,700	19,283,827
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Reliance Steel & Aluminum Co.	232,200	$ 9,492,336
Steel Dynamics, Inc.	609,300	10,309,356
		46,997,990
TOTAL METALS & MINING		148,579,690
OIL, GAS & CONSUMABLE FUELS - 0.9%
Coal & Consumable Fuels - 0.9%
Massey Energy Co.	115,991	4,368,221
SouthGobi Energy Resources Ltd. (a)	56,800	785,675
		5,153,896
PAPER & FOREST PRODUCTS - 6.5%
Forest Products - 3.4%
Louisiana-Pacific Corp. (a)	387,200	2,416,128
Weyerhaeuser Co.	449,300	17,495,742
		19,911,870
Paper Products - 3.1%
International Paper Co.	536,000	13,641,200
Schweitzer-Mauduit International, Inc.	78,100	4,807,836
		18,449,036
TOTAL PAPER & FOREST PRODUCTS		38,360,906
TOTAL COMMON STOCKS (Cost $504,805,182)		574,837,160
Money Market Funds - 4.9%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (d)	23,605,960	$ 23,605,960
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	5,405,950	5,405,950
TOTAL MONEY MARKET FUNDS (Cost $29,011,910)		29,011,910
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $533,817,092)	603,849,070
NET OTHER ASSETS - (2.2)%	(13,195,108)
NET ASSETS - 100%	$ 590,653,962
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 35,215
Fidelity Securities Lending Cash Central Fund	14,607
Total	$ 49,822
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 831,438	$ 831,438	$ -	$ -
Consumer Staples	8,306,009	8,306,008	-	1
Energy	5,153,896	5,153,896	-	-
Industrials	13,994,894	13,994,894	-	-
Materials	546,550,923	543,228,870	3,322,053	-
Money Market Funds	29,011,910	29,011,910	-	-
Total Investments in Securities:	$ 603,849,070	$ 600,527,016	$ 3,322,053	$ 1
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(105,297)
Cost of Purchases	105,298
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 1
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ (105,297)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $539,360,798. Net unrealized appreciation aggregated $64,488,272, of which $88,970,871 related to appreciated investment securities and $24,482,599 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Select
Materials Portfolio
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Materials Portfolio

1.860866.102

AMF-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
BUILDING PRODUCTS - 2.1%
Building Products - 2.1%
Masco Corp.	846,900	$ 11,500,902
USG Corp. (a)(c)	87,000	1,203,210
		12,704,112
CHEMICALS - 53.4%
Commodity Chemicals - 3.7%
Celanese Corp. Class A	732,506	21,799,379
Diversified Chemicals - 19.7%
Ashland, Inc.	314,740	11,308,608
Cabot Corp.	190,200	4,361,286
Dow Chemical Co.	1,981,618	55,049,347
E.I. du Pont de Nemours & Co.	1,162,800	40,209,624
Huntsman Corp.	404,200	3,847,984
Solutia, Inc. (a)	137,900	1,485,183
		116,262,032
Fertilizers & Agricultural Chemicals - 12.9%
Fertilizantes Fosfatados SA (PN) (a)	282,000	2,628,038
Monsanto Co.	627,144	50,641,878
Potash Corp. of Saskatchewan, Inc.	15,200	1,697,849
Terra Industries, Inc.	172,100	6,639,618
The Mosaic Co.	261,100	14,216,895
		75,824,278
Industrial Gases - 11.3%
Air Products & Chemicals, Inc.	302,300	25,069,739
Airgas, Inc.	157,800	7,298,250
Praxair, Inc.	421,241	34,554,399
		66,922,388
Specialty Chemicals - 5.8%
Albemarle Corp.	357,335	12,060,056
Ferro Corp.	531,400	3,438,158
Innophos Holdings, Inc.	112,000	2,774,240
Johnson Matthey PLC	123,305	3,006,040
W.R. Grace & Co. (a)	572,100	13,078,206
		34,356,700
TOTAL CHEMICALS		315,164,777
CONSTRUCTION MATERIALS - 3.4%
Construction Materials - 3.4%
Cemex SA de CV sponsored ADR	411,200	4,642,448
HeidelbergCement AG	76,710	5,090,620
Vulcan Materials Co. (c)	211,100	10,234,128
		19,967,196
CONTAINERS & PACKAGING - 4.1%
Metal & Glass Containers - 2.1%
Owens-Illinois, Inc. (a)	392,600	12,276,602

	Shares	Value
Paper Packaging - 2.0%
Packaging Corp. of America	411,700	$ 8,201,064
Temple-Inland, Inc.	222,384	4,000,688
		12,201,752
TOTAL CONTAINERS & PACKAGING		24,478,354
FOOD PRODUCTS - 1.4%
Agricultural Products - 1.4%
Bunge Ltd.	82,000	5,075,800
Corn Products International, Inc.	115,200	3,230,208
Timbercorp Ltd. (a)	75,129	1
		8,306,009
HOUSEHOLD DURABLES - 0.1%
Homebuilding - 0.1%
Pulte Homes, Inc.	90,967	831,438
MARINE - 0.2%
Marine - 0.2%
Ultrapetrol (Bahamas) Ltd. (a)	279,390	1,290,782
METALS & MINING - 25.2%
Diversified Metals & Mining - 8.7%
Anglo American PLC (United Kingdom) (a)	75,751	3,243,609
Freeport-McMoRan Copper & Gold, Inc.	418,228	34,629,278
RTI International Metals, Inc. (a)	102,200	2,024,582
Teck Resources Ltd. Class B (sub. vtg.) (a)	151,700	5,244,465
Vale SA sponsored ADR	208,550	5,979,129
		51,121,063
Gold - 7.8%
Agnico-Eagle Mines Ltd. (Canada)	87,700	5,467,229
AngloGold Ashanti Ltd. sponsored ADR	104,020	4,581,041
Harmony Gold Mining Co. Ltd.	298,400	3,322,053
Newcrest Mining Ltd.	152,425	5,135,266
Newmont Mining Corp.	360,100	19,315,764
Randgold Resources Ltd. sponsored ADR	60,200	5,101,348
Yamana Gold, Inc.	247,600	3,281,785
		46,204,486
Precious Metals & Minerals - 0.7%
Aquarius Platinum Ltd. (United Kingdom) (a)	310,600	1,810,250
Impala Platinum Holdings Ltd.	105,455	2,445,901
		4,256,151
Steel - 8.0%
Allegheny Technologies, Inc.	165,700	5,638,771
Commercial Metals Co.	143,000	2,273,700
Nucor Corp.	454,700	19,283,827
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Reliance Steel & Aluminum Co.	232,200	$ 9,492,336
Steel Dynamics, Inc.	609,300	10,309,356
		46,997,990
TOTAL METALS & MINING		148,579,690
OIL, GAS & CONSUMABLE FUELS - 0.9%
Coal & Consumable Fuels - 0.9%
Massey Energy Co.	115,991	4,368,221
SouthGobi Energy Resources Ltd. (a)	56,800	785,675
		5,153,896
PAPER & FOREST PRODUCTS - 6.5%
Forest Products - 3.4%
Louisiana-Pacific Corp. (a)	387,200	2,416,128
Weyerhaeuser Co.	449,300	17,495,742
		19,911,870
Paper Products - 3.1%
International Paper Co.	536,000	13,641,200
Schweitzer-Mauduit International, Inc.	78,100	4,807,836
		18,449,036
TOTAL PAPER & FOREST PRODUCTS		38,360,906
TOTAL COMMON STOCKS (Cost $504,805,182)		574,837,160
Money Market Funds - 4.9%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (d)	23,605,960	$ 23,605,960
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	5,405,950	5,405,950
TOTAL MONEY MARKET FUNDS (Cost $29,011,910)		29,011,910
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $533,817,092)	603,849,070
NET OTHER ASSETS - (2.2)%	(13,195,108)
NET ASSETS - 100%	$ 590,653,962
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 35,215
Fidelity Securities Lending Cash Central Fund	14,607
Total	$ 49,822
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 831,438	$ 831,438	$ -	$ -
Consumer Staples	8,306,009	8,306,008	-	1
Energy	5,153,896	5,153,896	-	-
Industrials	13,994,894	13,994,894	-	-
Materials	546,550,923	543,228,870	3,322,053	-
Money Market Funds	29,011,910	29,011,910	-	-
Total Investments in Securities:	$ 603,849,070	$ 600,527,016	$ 3,322,053	$ 1
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(105,297)
Cost of Purchases	105,298
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 1
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ (105,297)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $539,360,798. Net unrealized appreciation aggregated $64,488,272, of which $88,970,871 related to appreciated investment securities and $24,482,599 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Medical Delivery Portfolio

November 30, 2009

1.810676.105

MED-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
BIOTECHNOLOGY - 0.5%
Biotechnology - 0.5%
Alnylam Pharmaceuticals, Inc. (a)	29,300	$ 492,533
Myriad Genetics, Inc. (a)	60,000	1,387,200
Myriad Pharmaceuticals, Inc. (a)	5,225	26,177
		1,905,910
ELECTRONIC EQUIPMENT & COMPONENTS - 0.3%
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	39,500	1,142,340
FOOD & STAPLES RETAILING - 3.3%
Drug Retail - 3.3%
CVS Caremark Corp.	97,183	3,013,645
Rite Aid Corp. (a)(d)	3,025,900	3,873,152
Walgreen Co.	153,200	5,957,948
		12,844,745
HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
Health Care Equipment - 0.8%
CareFusion Corp. (a)	40,800	1,053,864
Covidien PLC	18,600	870,852
Electro-Optical Sciences, Inc. (a)	12,700	133,350
Golden Meditech Co. Ltd. (a)(d)	4,472,000	1,038,678
Natus Medical, Inc. (a)	1,000	13,320
		3,110,064
Health Care Supplies - 0.6%
InfuSystems Holdings, Inc. (a)	20,000	57,000
Inverness Medical Innovations, Inc. (a)	56,200	2,363,210
		2,420,210
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		5,530,274
HEALTH CARE PROVIDERS & SERVICES - 87.2%
Health Care Distributors & Services - 9.3%
AmerisourceBergen Corp.	454,400	11,219,136
Cardinal Health, Inc.	56,300	1,814,549
Henry Schein, Inc. (a)	96,600	4,797,156
McKesson Corp.	282,000	17,489,640
Patterson Companies, Inc. (a)	20,000	514,200
		35,834,681
Health Care Facilities - 7.9%
Apollo Hospitals Enterprise Ltd.	4,939	56,359
Bangkok Chain Hospital PCL	7,437,500	1,174,872
Bangkok Dusit Medical Service PCL (For. Reg.)	297,600	214,011
Brookdale Senior Living, Inc. (a)	157,800	2,458,524
Community Health Systems, Inc. (a)	207,100	6,318,621
Emeritus Corp. (a)(d)	158,124	2,473,059
Hanger Orthopedic Group, Inc. (a)	145,000	1,934,300
Health Management Associates, Inc. Class A (a)	418,100	2,562,953
LifePoint Hospitals, Inc. (a)	45,000	1,306,350

	Shares	Value
Sunrise Senior Living, Inc. (a)	52,400	$ 164,012
Tenet Healthcare Corp. (a)	1,409,300	6,412,315
Universal Health Services, Inc. Class B	95,100	5,315,139
VCA Antech, Inc. (a)	2,100	47,607
		30,438,122
Health Care Services - 28.0%
DaVita, Inc. (a)	30,564	1,810,611
Emergency Medical Services Corp. Class A (a)	100,400	4,844,300
Express Scripts, Inc. (a)	457,900	39,287,820
Health Grades, Inc. (a)	490,869	2,145,098
IPC The Hospitalist Co., Inc. (a)	35,000	1,101,100
Laboratory Corp. of America Holdings (a)	14,800	1,079,808
Lincare Holdings, Inc. (a)	81,900	2,909,088
Medco Health Solutions, Inc. (a)	796,341	50,296,898
Quest Diagnostics, Inc.	12,500	724,250
RehabCare Group, Inc. (a)	19,800	557,766
Rural/Metro Corp. (a)	580,900	3,357,602
		108,114,341
Managed Health Care - 42.0%
Aetna, Inc.	935,356	27,228,213
Centene Corp. (a)	75,000	1,411,500
CIGNA Corp.	586,300	18,808,504
Coventry Health Care, Inc. (a)	161,800	3,648,590
Health Net, Inc. (a)	614,900	13,048,178
Humana, Inc. (a)	403,472	16,748,123
Triple-S Management Corp. (a)	141,100	2,266,066
UnitedHealth Group, Inc.	1,533,597	43,968,226
Universal American Financial Corp. (a)	292,096	3,026,115
WellPoint, Inc. (a)	593,800	32,083,014
		162,236,529
TOTAL HEALTH CARE PROVIDERS & SERVICES		336,623,673
HEALTH CARE TECHNOLOGY - 1.1%
Health Care Technology - 1.1%
Cerner Corp. (a)	45,000	3,388,050
Medidata Solutions, Inc.	1,400	23,730
SXC Health Solutions Corp. (a)	18,800	946,145
		4,357,925
INTERNET SOFTWARE & SERVICES - 0.1%
Internet Software & Services - 0.1%
WebMD Health Corp. Class A (a)	8,400	304,920
LIFE SCIENCES TOOLS & SERVICES - 3.4%
Life Sciences Tools & Services - 3.4%
Illumina, Inc. (a)	109,400	3,163,848
Life Technologies Corp. (a)	103,900	5,172,142
Medtox Scientific, Inc. (a)	177,800	1,582,420
Common Stocks - continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - CONTINUED
Life Sciences Tools & Services - continued
QIAGEN NV (a)	86,200	$ 1,905,020
Thermo Fisher Scientific, Inc. (a)	24,800	1,171,304
		12,994,734
TOTAL COMMON STOCKS (Cost $306,533,787)		375,704,521
Nonconvertible Bonds - 0.7%
	Principal Amount
HEALTH CARE PROVIDERS & SERVICES - 0.7%
Health Care Services - 0.7%
Rural/Metro Corp.:
0% 3/15/16 (c)	$ 2,790,000	2,762,100
9.875% 3/15/15	20,000	20,000
TOTAL NONCONVERTIBLE BONDS (Cost $2,712,982)		2,782,100
Money Market Funds - 5.1%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (e)	14,918,379	$ 14,918,379
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	4,888,150	4,888,150
TOTAL MONEY MARKET FUNDS (Cost $19,806,529)		19,806,529
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $329,053,298)	398,293,150
NET OTHER ASSETS - (3.1)%	(12,121,818)
NET ASSETS - 100%	$ 386,171,332
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,695
Fidelity Securities Lending Cash Central Fund	16,382
Total	$ 28,077
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Rural/Metro Corp.	$ 2,642,490	$ -	$ 4,186,607	$ -	$ -
Total	$ 2,642,490	$ -	$ 4,186,607	$ -	$ -
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Staples	$ 12,844,745	$ 12,844,745	$ -	$ -
Health Care	361,412,516	361,412,516	-	-
Information Technology	1,447,260	1,447,260	-	-
Corporate Bonds	2,782,100	-	2,782,100	-
Money Market Funds	19,806,529	19,806,529	-	-
Total Investments in Securities:	$ 398,293,150	$ 395,511,050	$ 2,782,100	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,601
Total Realized Gain (Loss)	(59,599)
Total Unrealized Gain (Loss)	56,998
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $336,425,861. Net unrealized appreciation aggregated $61,867,289, of which $78,796,484 related to appreciated investment securities and $16,929,195 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Medical Equipment and
Systems Portfolio

November 30, 2009

1.810698.105

MES-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
Alnylam Pharmaceuticals, Inc. (a)	140,000	$ 2,353,400
ELECTRONIC EQUIPMENT & COMPONENTS - 1.9%
Electronic Equipment & Instruments - 1.9%
Agilent Technologies, Inc. (a)	800,000	23,136,000
HEALTH CARE EQUIPMENT & SUPPLIES - 77.8%
Health Care Equipment - 70.5%
Abiomed, Inc. (a)	650,000	5,499,000
American Medical Systems Holdings, Inc. (a)	150,000	2,635,500
ArthroCare Corp. (a)	400,000	8,760,000
Baxter International, Inc.	2,000,000	109,100,000
Beckman Coulter, Inc.	380,000	24,684,800
Becton, Dickinson & Co.	25,000	1,870,000
Boston Scientific Corp. (a)	5,150,000	43,105,500
C. R. Bard, Inc.	900,000	73,989,000
CareFusion Corp. (a)	250,000	6,457,500
Conceptus, Inc. (a)	620,000	10,496,600
Covidien PLC	3,600,000	168,551,999
Edwards Lifesciences Corp. (a)	520,000	42,785,600
ev3, Inc. (a)	950,000	12,065,000
Fisher & Paykel Healthcare Corp.	2,300,000	5,237,921
Gen-Probe, Inc. (a)	40,000	1,667,600
HeartWare International, Inc. CDI unit (a)	10,300,000	9,243,581
Hologic, Inc. (a)	1,450,000	20,981,500
Hospira, Inc. (a)	350,000	16,432,500
Integra LifeSciences Holdings Corp. (a)	360,000	11,786,400
Intuitive Surgical, Inc. (a)(c)	68,000	19,076,720
Kinetic Concepts, Inc. (a)	70,000	2,359,700
Mako Surgical Corp. (a)(c)	300,515	2,560,388
Masimo Corp. (a)	230,000	6,062,800
Medtronic, Inc.	2,150,000	91,246,000
Micrus Endovascular Corp. (a)	800,000	10,520,000
Nobel Biocare Holding AG (Switzerland)	300,000	8,913,996
NuVasive, Inc. (a)(c)	370,000	12,006,500
Orthofix International NV (a)	160,000	4,840,000
Orthovita, Inc. (a)	1,219,400	4,402,034
ResMed, Inc. (a)	55,000	2,764,850
Sonova Holding AG	60,000	7,125,224
St. Jude Medical, Inc. (a)	1,000,000	36,710,000
Stryker Corp.	700,000	35,280,000
Varian Medical Systems, Inc. (a)(c)	100,000	4,674,000
Wright Medical Group, Inc. (a)	1,000,000	18,000,000
Zimmer Holdings, Inc. (a)	50,000	2,958,500
		844,850,713
Health Care Supplies - 7.3%
AGA Medical Holdings, Inc.	220,000	2,745,600
Align Technology, Inc. (a)	130,000	2,126,800
Cooper Companies, Inc. (c)	700,000	23,443,000
DENTSPLY International, Inc. (c)	470,000	15,660,400

	Shares	Value
Inverness Medical Innovations, Inc. (a)(c)	760,000	$ 31,958,000
RTI Biologics, Inc. (a)	1,500,000	6,120,000
Sartorius Stedim Biotech	140,000	6,085,174
		88,138,974
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		932,989,687
HEALTH CARE PROVIDERS & SERVICES - 8.2%
Health Care Distributors & Services - 1.8%
Henry Schein, Inc. (a)	440,000	21,850,400
Health Care Facilities - 0.5%
Hanger Orthopedic Group, Inc. (a)	400,000	5,336,000
Health Care Services - 5.0%
Express Scripts, Inc. (a)	350,000	30,030,000
Medco Health Solutions, Inc. (a)	480,000	30,316,800
		60,346,800
Managed Health Care - 0.9%
WellPoint, Inc. (a)	200,000	10,806,000
TOTAL HEALTH CARE PROVIDERS & SERVICES		98,339,200
HEALTH CARE TECHNOLOGY - 0.3%
Health Care Technology - 0.3%
Omnicell, Inc. (a)	380,000	3,876,000
LIFE SCIENCES TOOLS & SERVICES - 7.2%
Life Sciences Tools & Services - 7.2%
Covance, Inc. (a)	200,000	10,622,000
ICON PLC sponsored ADR (a)	150,000	3,405,000
Illumina, Inc. (a)	1,100,000	31,812,000
Life Technologies Corp. (a)	400,000	19,912,000
QIAGEN NV (a)(c)	900,000	19,890,000
		85,641,000
PHARMACEUTICALS - 3.4%
Pharmaceuticals - 3.4%
Allergan, Inc.	700,000	40,691,000
TOTAL COMMON STOCKS (Cost $1,091,034,056)		1,187,026,287
Money Market Funds - 9.4%

Fidelity Cash Central Fund, 0.21% (d)	24,861,440	24,861,440
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	87,005,225	87,005,225
TOTAL MONEY MARKET FUNDS (Cost $111,866,665)		111,866,665
TOTAL INVESTMENT PORTFOLIO - 108.4% (Cost $1,202,900,721)	1,298,892,952
NET OTHER ASSETS - (8.4)%	(100,203,140)
NET ASSETS - 100%	$ 1,198,689,812
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 44,187
Fidelity Securities Lending Cash Central Fund	110,145
Total	$ 154,332
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $1,227,325,969. Net unrealized appreciation aggregated $71,566,983, of which $128,989,117 related to appreciated investment securities and $57,422,134 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Multimedia Portfolio

November 30, 2009

1.810700.105

BAM-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.5%
Communications Equipment - 0.5%
Juniper Networks, Inc. (a)	9,300	$ 243,009
DIVERSIFIED FINANCIAL SERVICES - 0.5%
Specialized Finance - 0.5%
Moody's Corp. (c)	11,100	257,853
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%
Integrated Telecommunication Services - 0.0%
Verizon Communications, Inc.	100	3,146
INTERNET & CATALOG RETAIL - 1.3%
Catalog Retail - 0.4%
Liberty Media Corp. Interactive Series A (a)	17,700	188,328
Internet Retail - 0.9%
B2W Companhia Global Do Varejo	10,500	299,838
DeNA Co. Ltd.	31	169,604
		469,442
TOTAL INTERNET & CATALOG RETAIL		657,770
INTERNET SOFTWARE & SERVICES - 6.7%
Internet Software & Services - 6.7%
Baidu.com, Inc. sponsored ADR (a)	800	346,992
Dice Holdings, Inc. (a)	13,700	73,706
eBay, Inc. (a)	4,600	112,562
Google, Inc. Class A (a)	2,750	1,603,250
GREE, Inc.	2,200	116,982
Move, Inc. (a)	2,600	4,004
NetEase.com, Inc. sponsored ADR (a)	6,400	244,736
NHN Corp. (a)	1,136	180,333
Sina Corp. (a)	6,000	271,560
Tencent Holdings Ltd.	30,200	558,419
		3,512,544
MEDIA - 85.0%
Advertising - 7.0%
Arbitron, Inc.	3,800	81,814
CyberAgent, Inc.	98	147,970
Focus Media Holding Ltd. ADR (a)(c)	22,000	276,320
Interpublic Group of Companies, Inc. (a)	111,300	704,529
Lamar Advertising Co. Class A (a)(c)	17,600	487,168
National CineMedia, Inc.	20,600	300,966
Omnicom Group, Inc.	44,900	1,648,728
		3,647,495
Broadcasting - 5.7%
CBS Corp. Class B	89,200	1,142,652
Citadel Broadcasting Corp. (a)	8	0
Discovery Communications, Inc. (a)	24,350	777,983
Discovery Communications, Inc. Class C (a)	31,450	881,858

	Shares	Value
Entercom Communications Corp. Class A (a)	3,600	$ 22,248
Grupo Televisa SA de CV (CPO) sponsored ADR	6,700	137,819
Sinclair Broadcast Group, Inc. Class A	600	2,202
		2,964,762
Cable & Satellite - 35.5%
Cablevision Systems Corp. - NY Group Class A	58,100	1,453,662
Comcast Corp.:
Class A	174,750	2,563,583
Class A (special) (non-vtg.)	89,100	1,230,471
DIRECTV (a)(c)	149,113	4,716,444
DISH Network Corp. Class A	57,900	1,199,109
Liberty Global, Inc.:
Class A (a)(c)	22,475	433,543
Class C (a)	21,800	422,702
Liberty Media Corp.:
Capital Series A (a)	14,800	326,932
Starz Series A (a)	10,350	495,248
Naspers Ltd. Class N	3,400	127,327
Net Servicos de Comunicacao SA sponsored ADR (c)	24,400	349,164
Scripps Networks Interactive, Inc. Class A	14,800	585,340
Sirius XM Radio, Inc. (a)	578,160	364,241
Time Warner Cable, Inc.	63,669	2,667,094
Virgin Media, Inc. (c)	91,700	1,509,382
		18,444,242
Movies & Entertainment - 33.2%
Ascent Media Corp. (a)	85	1,947
Cinemark Holdings, Inc.	12,300	155,595
Cinemax India Ltd.	56,743	67,730
DreamWorks Animation SKG, Inc. Class A (a)	13,700	458,539
Lions Gate Entertainment Corp. (a)(c)	25,300	126,247
Live Nation, Inc. (a)	98	702
Marvel Entertainment, Inc. (a)	8,300	432,015
News Corp.:
Class A	203,882	2,336,488
Class B (c)	49,300	674,917
Regal Entertainment Group Class A	4,500	61,650
The Walt Disney Co.	238,300	7,201,422
Time Warner, Inc.	102,766	3,156,972
Viacom, Inc. Class B (non-vtg.) (a)	87,000	2,578,680
Vivendi	34	980
		17,253,884
Publishing - 3.6%
E.W. Scripps Co. Class A (a)	233	1,468
Gannett Co., Inc.	7,300	72,197
McGraw-Hill Companies, Inc.	55,000	1,647,800
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Publishing - continued
R.H. Donnelley Corp. (a)	200	$ 2
The New York Times Co. Class A (c)	19,200	162,048
		1,883,515
TOTAL MEDIA		44,193,898
PROFESSIONAL SERVICES - 0.5%
Human Resource & Employment Services - 0.5%
Monster Worldwide, Inc. (a)(c)	18,300	267,363
SOFTWARE - 2.3%
Application Software - 0.0%
Gameloft (a)	900	4,486
Home Entertainment Software - 2.1%
Activision Blizzard, Inc. (a)	27,000	307,530
Giant Interactive Group, Inc. ADR (c)	32,400	227,772
Perfect World Co. Ltd. sponsored ADR Class B (a)	3,400	150,042
Take-Two Interactive Software, Inc. (a)(c)	35,800	402,750
Ubisoft Entertainment SA (a)	100	1,523
		1,089,617
Systems Software - 0.2%
Rovi Corp. (a)	3,300	98,373
TOTAL SOFTWARE		1,192,476
SPECIALTY RETAIL - 0.1%
Computer & Electronics Retail - 0.1%
Gamestop Corp. Class A (a)	2,200	53,702

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
Vivo Participacoes SA sponsored ADR	9,700	$ 295,850
TOTAL COMMON STOCKS (Cost $46,447,123)		50,677,611
Money Market Funds - 13.9%

Fidelity Cash Central Fund, 0.21% (d)	1,497,856	1,497,856
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	5,755,050	5,755,050
TOTAL MONEY MARKET FUNDS (Cost $7,252,906)		7,252,906
TOTAL INVESTMENT PORTFOLIO - 111.4% (Cost $53,700,029)	57,930,517
NET OTHER ASSETS - (11.4)%	(5,942,802)
NET ASSETS - 100%	$ 51,987,715
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,056
Fidelity Securities Lending Cash Central Fund	13,427
Total	$ 17,483
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 44,905,370	$ 44,587,796	$ 317,574	$ -
Financials	257,853	257,853	-	-
Industrials	267,363	267,363	-	-
Information Technology	4,948,029	4,831,047	116,982	-
Telecommunication Services	298,996	298,996	-	-
Money Market Funds	7,252,906	7,252,906	-	-
Total Investments in Securities:	$ 57,930,517	$ 57,495,961	$ 434,556	$ -
Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $53,885,812. Net unrealized appreciation aggregated $4,044,705, of which $10,187,904 related to appreciated investment securities and $6,143,199 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Fund, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Natural Gas Portfolio

November 30, 2009

1.810725.105

GAS-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
ELECTRIC UTILITIES - 1.4%
Electric Utilities - 1.4%
Allegheny Energy, Inc.	200,000	$ 4,396,000
Entergy Corp.	62,600	4,923,490
FirstEnergy Corp.	35,300	1,520,724
FPL Group, Inc.	41,600	2,161,952
Great Plains Energy, Inc.	153,700	2,735,860
		15,738,026
ELECTRICAL EQUIPMENT - 2.8%
Electrical Components & Equipment - 2.8%
First Solar, Inc. (a)(c)	103,800	12,363,618
Renewable Energy Corp. AS (a)(c)	823,032	5,222,930
SunPower Corp.:
Class A (a)	34,800	719,316
Class B (a)	711,800	12,719,866
		31,025,730
ENERGY EQUIPMENT & SERVICES - 21.5%
Oil & Gas Drilling - 11.8%
Atwood Oceanics, Inc. (a)	267,290	10,071,487
Diamond Offshore Drilling, Inc.	15,000	1,493,100
ENSCO International, Inc.	392,900	17,287,600
Helmerich & Payne, Inc.	430,615	16,169,593
Nabors Industries Ltd. (a)	1,361,482	28,114,603
Noble Corp.	406,400	16,788,384
Northern Offshore Ltd. (a)	1,400,000	2,219,854
Patterson-UTI Energy, Inc.	1,047,200	16,116,408
Pride International, Inc. (a)	283,100	8,954,453
Scorpion Offshore Ltd. (a)	150,000	668,599
Seadrill Ltd.	259,900	6,007,502
Transocean Ltd. (a)	68,127	5,817,365
		129,708,948
Oil & Gas Equipment & Services - 9.7%
Baker Hughes, Inc.	119,300	4,860,282
BJ Services Co.	297,700	5,590,806
Cameron International Corp. (a)	123,744	4,677,523
Halliburton Co.	432,300	12,692,328
National Oilwell Varco, Inc.	397,056	17,081,349
Smith International, Inc.	561,590	15,264,016
TSC Offshore Group Ltd. (a)	3,462,000	1,259,746
Weatherford International Ltd. (a)	2,658,400	44,395,280
		105,821,330
TOTAL ENERGY EQUIPMENT & SERVICES		235,530,278
GAS UTILITIES - 1.0%
Gas Utilities - 1.0%
China Gas Holdings Ltd.	1,000,000	433,557
China Resources Gas Group Ltd.	2,354,000	2,606,156
Questar Corp.	50,000	1,983,500
Xinao Gas Holdings Ltd.	2,518,000	6,348,732
		11,371,945

	Shares	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.0%
Independent Power Producers & Energy Traders - 1.0%
Dynegy, Inc. Class A (a)	3,424,513	$ 6,198,369
NRG Energy, Inc. (a)	141,900	3,397,086
RRI Energy, Inc. (a)	186,600	918,072
		10,513,527
METALS & MINING - 0.2%
Diversified Metals & Mining - 0.2%
Globe Specialty Metals, Inc.	66,100	552,596
Ivanhoe Mines Ltd. (a)	100,000	1,182,378
		1,734,974
MULTI-UTILITIES - 0.3%
Multi-Utilities - 0.3%
CMS Energy Corp.	44,200	629,408
Sempra Energy	58,500	3,108,690
		3,738,098
OIL, GAS & CONSUMABLE FUELS - 67.0%
Coal & Consumable Fuels - 7.6%
Arch Coal, Inc.	800,708	16,702,769
China Coal Energy Co. Ltd. (H Shares)	3,947,000	6,692,204
China Shenhua Energy Co. Ltd. (H Shares)	1,784,500	8,726,950
CONSOL Energy, Inc.	175,200	8,045,184
Evergreen Energy, Inc. (a)(c)	4,517,715	1,364,350
Massey Energy Co.	1,027,800	38,706,948
Peabody Energy Corp.	29,200	1,298,232
PT Bumi Resources Tbk	8,637,000	2,146,687
		83,683,324
Integrated Oil & Gas - 3.4%
Chevron Corp.	75,000	5,853,000
ConocoPhillips	50,000	2,588,500
Exxon Mobil Corp.	150,000	11,260,500
Hess Corp.	296,700	17,196,732
		36,898,732
Oil & Gas Exploration & Production - 51.8%
Anadarko Petroleum Corp.	1,470,400	87,532,911
Apache Corp.	17,700	1,686,456
Cabot Oil & Gas Corp.	76,500	2,929,950
Chesapeake Energy Corp.	3,615,750	86,488,740
Compton Petroleum Corp. (a)	2,989,800	2,634,310
Concho Resources, Inc. (a)	15,000	613,200
Denbury Resources, Inc. (a)(c)	3,670,575	48,708,530
Devon Energy Corp.	2,200	148,170
EOG Resources, Inc.	226,300	19,572,687
EXCO Resources, Inc.	264,500	4,475,340
Iteration Energy Ltd. (a)	500,000	530,554
Niko Resources Ltd.	25,000	2,092,373
Noble Energy, Inc.	128,000	8,352,000
Painted Pony Petroleum Ltd. (a)(d)	11,400	63,507
Painted Pony Petroleum Ltd. Class A (a)	103,400	576,023
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Petrobank Energy & Resources Ltd. (a)	67,300	$ 3,207,191
Petrohawk Energy Corp. (a)	1,525,472	34,079,044
Plains Exploration & Production Co. (a)	3,092,160	84,137,674
Quicksilver Resources, Inc. (a)(c)	295,653	3,935,141
Range Resources Corp.	918,000	43,265,340
SandRidge Energy, Inc. (a)(c)	2,304,800	21,619,024
Southwestern Energy Co. (a)	1,368,600	60,163,656
Stone Energy Corp. (a)(c)	427,900	8,091,589
Ultra Petroleum Corp. (a)	629,219	29,567,001
Venoco, Inc. (a)	36,695	409,149
W&T Offshore, Inc. (c)	1,283,290	13,282,052
XTO Energy, Inc.	2,875	122,015
		568,283,627
Oil & Gas Refining & Marketing - 2.2%
Holly Corp.	166,000	4,224,700
Petroplus Holdings AG	105,780	2,025,888
Tesoro Corp. (c)	133,046	1,700,328
Valero Energy Corp.	546,500	8,683,885
Western Refining, Inc. (a)(c)	1,688,900	7,853,385
		24,488,186
Oil & Gas Storage & Transport - 2.0%
Copano Energy LLC	525,751	10,620,170
Markwest Energy Partners LP	243,500	6,245,775
Quicksilver Gas Services LP	260,600	5,472,600
		22,338,545
TOTAL OIL, GAS & CONSUMABLE FUELS		735,692,414
TOTAL COMMON STOCKS (Cost $1,193,870,300)		1,045,344,992
Convertible Preferred Stocks - 1.9%

OIL, GAS & CONSUMABLE FUELS - 1.9%
Oil & Gas Exploration & Production - 1.9%
SandRidge Energy, Inc. 8.50% (a)(d) (Cost $14,256,000)	150,000	20,916,000
Convertible Bonds - 2.9%
	Principal Amount	Value
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
SunPower Corp. 4.75% 4/15/14	$ 550,000	$ 562,100
OIL, GAS & CONSUMABLE FUELS - 2.9%
Oil & Gas Exploration & Production - 2.9%
Chesapeake Energy Corp. 2.5% 5/15/37	37,160,000	31,344,460
TOTAL CONVERTIBLE BONDS (Cost $23,749,832)		31,906,560
Money Market Funds - 8.0%
	Shares
Fidelity Cash Central Fund, 0.21% (e)	364,597	364,597
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	87,371,937	87,371,937
TOTAL MONEY MARKET FUNDS (Cost $87,736,534)		87,736,534
TOTAL INVESTMENT PORTFOLIO - 108.0% (Cost $1,319,612,666)	1,185,904,086
NET OTHER ASSETS - (8.0)%	(87,703,232)
NET ASSETS - 100%	$ 1,098,200,854
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,979,507 or 1.9% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 51,562
Fidelity Securities Lending Cash Central Fund	368,225
Total	$ 419,787
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$ 992,138,692	$ 971,222,692	$ 20,916,000	$ -
Industrials	31,025,730	31,025,730	-	-
Materials	1,734,974	1,734,974	-	-
Utilities	41,361,596	41,361,596	-	-
Corporate Bonds	31,906,560	-	31,906,560	-
Money Market Funds	87,736,534	87,736,534	-	-
Total Investments in Securities:	$ 1,185,904,086	$ 1,133,081,526	$ 52,822,560	$ -
Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $1,385,832,548. Net unrealized depreciation aggregated $199,928,462, of which $121,413,376 related to appreciated investment securities and $321,341,838 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Natural Resources Portfolio

November 30, 2009

1.810716.105

NAT-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CHEMICALS - 0.4%
Commodity Chemicals - 0.2%
Calgon Carbon Corp. (a)	146,700	$ 2,052,333
Fertilizers & Agricultural Chemicals - 0.2%
The Mosaic Co.	60,200	3,277,890
TOTAL CHEMICALS		5,330,223
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Diversified Support Services - 0.1%
EnerNOC, Inc. (a)	46,800	1,238,328
CONSTRUCTION & ENGINEERING - 0.2%
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	105,500	3,691,445
CONTAINERS & PACKAGING - 3.3%
Metal & Glass Containers - 2.1%
Ball Corp.	130,700	6,457,887
Crown Holdings, Inc. (a)	164,400	4,137,948
Greif, Inc. Class A	32,300	1,804,278
Owens-Illinois, Inc. (a)	503,500	15,744,445
Pactiv Corp. (a)	139,800	3,404,130
		31,548,688
Paper Packaging - 1.2%
Packaging Corp. of America	361,100	7,193,112
Temple-Inland, Inc.	582,800	10,484,572
		17,677,684
TOTAL CONTAINERS & PACKAGING		49,226,372
ELECTRICAL EQUIPMENT - 1.5%
Electrical Components & Equipment - 1.5%
centrotherm photovoltaics AG (a)	57,100	3,491,780
Energy Conversion Devices, Inc. (a)(c)	183,100	1,816,352
First Solar, Inc. (a)(c)	90,700	10,803,277
JA Solar Holdings Co. Ltd. ADR (a)	718,300	2,794,187
SunPower Corp.:
Class A (a)	50,000	1,033,500
Class B (a)	166,100	2,968,207
		22,907,303
ELECTRONIC EQUIPMENT & COMPONENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Itron, Inc. (a)	59,500	3,617,005
ENERGY EQUIPMENT & SERVICES - 24.6%
Oil & Gas Drilling - 7.9%
Atwood Oceanics, Inc. (a)	237,500	8,949,000
Diamond Offshore Drilling, Inc.	900	89,586
ENSCO International, Inc.	85,700	3,770,800
Helmerich & Payne, Inc.	336,900	12,650,595
Hercules Offshore, Inc. (a)	571,594	2,920,845
Nabors Industries Ltd. (a)	1,061,400	21,917,910

	Shares	Value
Noble Corp.	784,600	$ 32,411,826
Northern Offshore Ltd. (a)	1,280,000	2,029,580
Patterson-UTI Energy, Inc.	426,000	6,556,140
Pride International, Inc. (a)	264,400	8,362,972
Seadrill Ltd. (c)	35,400	818,259
Seahawk Drilling, Inc. (a)	17,626	379,488
Transocean Ltd. (a)	200,200	17,095,078
		117,952,079
Oil & Gas Equipment & Services - 16.7%
Baker Hughes, Inc.	1,000	40,740
BJ Services Co.	2,389,400	44,872,932
Cameron International Corp. (a)	100	3,780
Core Laboratories NV	68,100	7,235,625
Dresser-Rand Group, Inc. (a)	87,200	2,448,576
Exterran Holdings, Inc. (a)	69,850	1,463,358
Global Industries Ltd. (a)	401,100	2,354,457
Halliburton Co.	673,000	19,759,280
Helix Energy Solutions Group, Inc. (a)	12,400	145,824
Hornbeck Offshore Services, Inc. (a)	122,800	2,801,068
National Oilwell Varco, Inc.	602,858	25,934,951
Oceaneering International, Inc. (a)	122,500	6,692,175
Schlumberger Ltd.	1,087,052	69,451,752
Smith International, Inc.	749,700	20,376,846
Superior Energy Services, Inc. (a)	172,000	3,636,080
Superior Well Services, Inc. (a)	19,500	252,915
TSC Offshore Group Ltd. (a)	3,250,000	1,182,604
Weatherford International Ltd. (a)	2,155,380	35,994,846
Willbros Group, Inc. (a)	402,700	6,342,525
		250,990,334
TOTAL ENERGY EQUIPMENT & SERVICES		368,942,413
FOOD PRODUCTS - 1.2%
Agricultural Products - 1.2%
Bunge Ltd.	228,300	14,131,770
Corn Products International, Inc.	124,200	3,482,568
		17,614,338
GAS UTILITIES - 0.2%
Gas Utilities - 0.2%
Questar Corp.	48,700	1,931,929
Zhongyu Gas Holdings Ltd. (a)	12,744,000	1,331,979
		3,263,908
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.3%
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc. (a)	159,070	3,808,136
METALS & MINING - 14.4%
Aluminum - 0.7%
Alcoa, Inc.	873,600	10,937,472
Diversified Metals & Mining - 3.9%
Compass Minerals International, Inc.	56,066	3,649,336
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Diversified Metals & Mining - continued
Freeport-McMoRan Copper & Gold, Inc.	442,867	$ 36,669,388
RTI International Metals, Inc. (a)	138	2,734
Teck Resources Ltd. Class B (sub. vtg.) (a)	512,900	17,731,616
Titanium Metals Corp.	76	743
Walter Energy, Inc.	100	6,860
		58,060,677
Gold - 9.4%
Agnico-Eagle Mines Ltd. (Canada)	71,700	4,469,787
Barrick Gold Corp. (c)	671,400	28,535,295
Eldorado Gold Corp. (a)	545,500	7,261,274
Gold Fields Ltd. sponsored ADR	200,100	2,957,478
Goldcorp, Inc.	267,700	11,177,204
Harmony Gold Mining Co. Ltd. sponsored ADR	607,000	6,737,700
IAMGOLD Corp.	1,077,800	20,310,225
Kinross Gold Corp.	309,467	6,162,952
Lihir Gold Ltd.	3,693,798	12,177,344
Newcrest Mining Ltd.	496,958	16,742,735
Newmont Mining Corp.	204,400	10,964,016
Randgold Resources Ltd. sponsored ADR	78,600	6,660,564
Royal Gold, Inc.	200	10,764
Yamana Gold, Inc.	547,200	7,252,798
		141,420,136
Precious Metals & Minerals - 0.4%
Aquarius Platinum Ltd. (United Kingdom) (a)	929,500	5,417,344
TOTAL METALS & MINING		215,835,629
OIL, GAS & CONSUMABLE FUELS - 52.7%
Coal & Consumable Fuels - 7.2%
Alpha Natural Resources, Inc. (a)	639,714	23,669,418
Arch Coal, Inc.	1,116,700	23,294,362
CONSOL Energy, Inc.	267,600	12,288,192
Massey Energy Co.	1,300,700	48,984,362
USEC, Inc. (a)	1,600	5,856
		108,242,190
Integrated Oil & Gas - 17.9%
BG Group PLC	414,804	7,526,349
BP PLC sponsored ADR	468,600	26,794,548
Chevron Corp.	193,800	15,124,152
Exxon Mobil Corp.	1,900	142,633
Marathon Oil Corp.	1,630,000	53,170,600
Occidental Petroleum Corp.	1,276,000	103,088,041
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	134,200	6,047,052
Suncor Energy, Inc.	1,580,652	56,756,713
		268,650,088

	Shares	Value
Oil & Gas Exploration & Production - 26.3%
Anadarko Petroleum Corp.	796,000	$ 47,385,880
Apache Corp.	205,100	19,541,928
Arena Resources, Inc. (a)	230,500	9,425,145
Berry Petroleum Co. Class A	107,200	2,929,776
Brigham Exploration Co. (a)	266,600	2,783,304
Cabot Oil & Gas Corp.	456,100	17,468,630
Canadian Natural Resources Ltd.	737,200	49,218,838
Comstock Resources, Inc. (a)	222,700	8,268,851
Denbury Resources, Inc. (a)	390,600	5,183,262
EOG Resources, Inc.	86,900	7,515,981
EXCO Resources, Inc.	952,950	16,123,914
Mariner Energy, Inc. (a)	124	1,551
Newfield Exploration Co. (a)	269,900	11,411,372
Nexen, Inc.	544,300	12,804,329
Niko Resources Ltd.	37,200	3,113,451
Noble Energy, Inc.	63,600	4,149,900
Painted Pony Petroleum Ltd. (a)(d)	14,500	80,777
Painted Pony Petroleum Ltd. Class A (a)	137,900	768,216
Petrobank Energy & Resources Ltd. (a)	50,000	2,382,757
Petrohawk Energy Corp. (a)	2,261,040	50,511,634
Plains Exploration & Production Co. (a)	453,613	12,342,810
Range Resources Corp.	167,673	7,902,428
Southwestern Energy Co. (a)	1,776,900	78,112,524
St. Mary Land & Exploration Co.	46,500	1,505,670
Ultra Petroleum Corp. (a)	171,400	8,054,086
Whiting Petroleum Corp. (a)	64,000	3,984,000
XTO Energy, Inc.	265,500	11,267,820
		394,238,834
Oil & Gas Refining & Marketing - 1.0%
Frontier Oil Corp.	792,100	9,132,913
Tesoro Corp. (c)	244,700	3,127,266
Valero Energy Corp.	201,800	3,206,602
Western Refining, Inc. (a)	100	465
		15,467,246
Oil & Gas Storage & Transport - 0.3%
El Paso Corp.	452,400	4,324,944
Williams Companies, Inc.	1,000	19,890
		4,344,834
TOTAL OIL, GAS & CONSUMABLE FUELS		790,943,192
PAPER & FOREST PRODUCTS - 0.2%
Forest Products - 0.2%
Weyerhaeuser Co.	96,900	3,773,286
TOTAL COMMON STOCKS (Cost $1,298,810,738)		1,490,191,578
Convertible Bonds - 0.1%
	Principal Amount	Value
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
SunPower Corp. 4.75% 4/15/14 (Cost $710,000)	$ 710,000	$ 725,620
Money Market Funds - 3.7%
	Shares
Fidelity Cash Central Fund, 0.21% (e)	7,286,847	7,286,847
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	48,761,243	48,761,243
TOTAL MONEY MARKET FUNDS (Cost $56,048,090)		56,048,090
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $1,355,568,828)		1,546,965,288
NET OTHER ASSETS - (3.1)%		(46,696,893)
NET ASSETS - 100%		$ 1,500,268,395
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $80,777 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,126
Fidelity Securities Lending Cash Central Fund	204,814
Total	$ 228,940
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Staples	$ 17,614,338	$ 17,614,338	$ -	$ -
Energy	1,159,885,605	1,159,885,605	-	-
Industrials	27,837,076	27,837,076	-	-
Information Technology	3,617,005	3,617,005	-	-
Materials	274,165,510	274,165,510	-	-
Utilities	7,072,044	7,072,044	-	-
Corporate Bonds	725,620	-	725,620	-
Money Market Funds	56,048,090	56,048,090	-	-
Total Investments in Securities:	$ 1,546,965,288	$ 1,546,239,668	$ 725,620	$ -
Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $1,381,814,401. Net unrealized appreciation aggregated $165,150,887, of which $309,601,415 related to appreciated investment securities and $144,450,528 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Pharmaceuticals Portfolio

November 30, 2009

1.810707.105

PHR-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
BIOTECHNOLOGY - 4.7%
Biotechnology - 4.7%
Acorda Therapeutics, Inc. (a)	20,400	$ 491,232
Affymax, Inc. (a)	3,000	61,140
Alexion Pharmaceuticals, Inc. (a)	9,436	427,923
Allos Therapeutics, Inc. (a)	6,600	42,702
AMAG Pharmaceuticals, Inc. (a)	1,200	44,868
Amylin Pharmaceuticals, Inc. (a)	21,360	304,594
ARIAD Pharmaceuticals, Inc. (a)	30,000	67,800
AVI BioPharma, Inc. (a)(c)	10,000	14,200
Biogen Idec, Inc. (a)	19,300	905,942
BioMarin Pharmaceutical, Inc. (a)	38,600	637,286
Cephalon, Inc. (a)	3,000	164,850
CSL Ltd.	2,967	85,695
Dendreon Corp. (a)(c)	17,000	464,780
Genzyme Corp. (a)	9,000	456,300
GTx, Inc. (a)(c)	2,200	8,580
Human Genome Sciences, Inc. (a)	15,000	417,300
ImmunoGen, Inc. (a)	19,100	150,508
Incyte Corp. (a)	38,000	316,540
Intercell AG (a)	100	3,543
Medivation, Inc. (a)	4,303	132,102
Micromet, Inc. (a)	3,000	20,490
Myriad Genetics, Inc. (a)	20,700	478,584
Nanosphere, Inc. (a)	15,000	88,500
NeurogesX, Inc. (a)(c)	18,000	144,180
OncoGenex Pharmaceuticals, Inc. (a)(c)	5,000	157,700
OSI Pharmaceuticals, Inc. (a)	500	16,655
Protalix BioTherapeutics, Inc. (a)	2,100	20,706
Rigel Pharmaceuticals, Inc. (a)	8,000	60,560
Targacept, Inc. (a)	1,300	30,433
United Therapeutics Corp. (a)	33,000	1,504,470
Vanda Pharmaceuticals, Inc. (a)(c)	67,800	715,968
Vertex Pharmaceuticals, Inc. (a)	12,000	465,840
ZIOPHARM Oncology, Inc. (a)(c)	20,100	78,591
Zymogenetics, Inc. (a)	100	611
		8,981,173
ELECTRONIC EQUIPMENT & COMPONENTS - 0.6%
Electronic Equipment & Instruments - 0.6%
Agilent Technologies, Inc. (a)	38,500	1,113,420
FOOD & STAPLES RETAILING - 0.7%
Drug Retail - 0.7%
CVS Caremark Corp.	18,900	586,089
Rite Aid Corp. (a)	97,000	124,160
Walgreen Co.	14,700	571,683
		1,281,932
FOOD PRODUCTS - 0.1%
Packaged Foods & Meats - 0.1%
Ausnutria Dairy Hunan Co. Ltd. Class H	336,000	271,407

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 5.5%
Health Care Equipment - 4.1%
Abiomed, Inc. (a)	25,000	$ 211,500
American Medical Systems Holdings, Inc. (a)	8,800	154,616
Becton, Dickinson & Co.	1,200	89,760
C. R. Bard, Inc.	10,600	871,426
Conceptus, Inc. (a)	8,000	135,440
Covidien PLC	52,800	2,472,096
Edwards Lifesciences Corp. (a)	6,000	493,680
ev3, Inc. (a)	14,000	177,800
Fisher & Paykel Healthcare Corp.	34,564	78,715
Hospira, Inc. (a)	15,400	723,030
Integra LifeSciences Holdings Corp. (a)	1,700	55,658
Mako Surgical Corp. (a)	13,000	110,760
Masimo Corp. (a)	14,330	377,739
Micrus Endovascular Corp. (a)	39,600	520,740
Mindray Medical International Ltd. sponsored ADR	1,000	30,280
Nobel Biocare Holding AG (Switzerland)	19,860	590,107
NuVasive, Inc. (a)	6,500	210,925
ResMed, Inc. (a)	100	5,027
Sonova Holding AG	2,627	311,966
William Demant Holding AS (a)	3,300	237,674
		7,858,939
Health Care Supplies - 1.4%
Alcon, Inc.	6,600	976,008
Align Technology, Inc. (a)	12,100	197,956
Cooper Companies, Inc.	23,500	787,015
DENTSPLY International, Inc.	4,000	133,280
Essilor International SA	1,750	101,512
Inverness Medical Innovations, Inc. (a)	8,200	344,810
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	24,000	84,853
		2,625,434
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		10,484,373
HEALTH CARE PROVIDERS & SERVICES - 6.3%
Health Care Distributors & Services - 0.9%
Henry Schein, Inc. (a)	12,900	640,614
McKesson Corp.	9,800	607,796
Owens & Minor, Inc.	3,100	120,249
Profarma Distribuidora de Produtos Farmaceuticos SA	9,000	89,205
Sinopharm Group Co. Ltd. Class H	106,400	374,810
		1,832,674
Health Care Facilities - 0.1%
Hanger Orthopedic Group, Inc. (a)	9,500	126,730
Health Care Services - 2.8%
Express Scripts, Inc. (a)	26,000	2,230,800
Medco Health Solutions, Inc. (a)	49,400	3,120,104
		5,350,904
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Managed Health Care - 2.5%
Aetna, Inc.	46,000	$ 1,339,060
CIGNA Corp.	29,800	955,984
Health Net, Inc. (a)	14,200	301,324
Humana, Inc. (a)	13,600	564,536
UnitedHealth Group, Inc.	15,000	430,050
WellPoint, Inc. (a)	21,000	1,134,630
		4,725,584
TOTAL HEALTH CARE PROVIDERS & SERVICES		12,035,892
LIFE SCIENCES TOOLS & SERVICES - 2.2%
Life Sciences Tools & Services - 2.2%
Illumina, Inc. (a)	24,700	714,324
Life Technologies Corp. (a)	21,300	1,060,314
QIAGEN NV (a)	52,877	1,168,582
Techne Corp.	4,266	289,576
Waters Corp. (a)	6,600	387,948
Wuxi Pharmatech Cayman, Inc. sponsored ADR (a)	27,100	472,353
		4,093,097
MACHINERY - 0.2%
Industrial Machinery - 0.2%
Danaher Corp.	4,800	340,416
PERSONAL PRODUCTS - 0.4%
Personal Products - 0.4%
Chattem, Inc. (a)	8,200	539,888
Mead Johnson Nutrition Co. Class A (c)	2,800	122,836
		662,724
PHARMACEUTICALS - 79.1%
Pharmaceuticals - 79.1%
Abbott Laboratories	260,100	14,172,849
Akorn, Inc. (a)	26,100	42,282
Allergan, Inc.	138,300	8,039,379
Ardea Biosciences, Inc. (a)	10,000	134,600
Aspen Pharmacare Holdings Ltd. (a)	1,000	9,183
Auxilium Pharmaceuticals, Inc. (a)	21,700	756,679
Bayer AG	17,000	1,301,459
Biodel, Inc. (a)	15,000	56,700
BioForm Medical, Inc. (a)	37,673	139,013
BMP Sunstone Corp. warrants 8/19/12 (a)(e)	1,000	266
Bristol-Myers Squibb Co.	373,200	9,445,692
Cadence Pharmaceuticals, Inc. (a)	10,600	91,054
China Shineway Pharmaceutical Group Ltd.	190,000	326,071

	Shares	Value
Dr. Reddy's Laboratories Ltd. sponsored ADR	100	$ 2,425
Elan Corp. PLC sponsored ADR (a)	27,800	175,696
Eli Lilly & Co.	109,800	4,032,954
Endo Pharmaceuticals Holdings, Inc. (a)	42,400	934,072
Endo Pharmaceuticals Holdings, Inc. rights 2/27/12 (a)	9,000	0
Eurand NV (a)	7,400	88,430
Forest Laboratories, Inc. (a)	83,720	2,566,855
GlaxoSmithKline PLC sponsored ADR	67,900	2,815,813
Hikma Pharmaceuticals PLC	28,000	223,944
Impax Laboratories, Inc. (a)	46,100	525,540
Inspire Pharmaceuticals, Inc. (a)	62,073	361,265
Ipsen SA	5,000	273,067
Ista Pharmaceuticals, Inc. (a)	100	427
Johnson & Johnson	296,200	18,613,208
King Pharmaceuticals, Inc. (a)	139,100	1,645,553
KV Pharmaceutical Co. Class A (a)(c)	35,000	117,600
MAP Pharmaceuticals, Inc. (a)(c)	27,112	245,364
Medicis Pharmaceutical Corp. Class A	16,200	382,158
Merck & Co., Inc.	879,236	31,837,132
Mylan, Inc. (a)(c)	117,100	2,092,577
Nektar Therapeutics (a)	19,000	165,490
Novartis AG sponsored ADR	51,698	2,874,409
Novo Nordisk AS Series B sponsored ADR	25,800	1,721,376
Optimer Pharmaceuticals, Inc. (a)	6,000	65,880
Par Pharmaceutical Companies, Inc. (a)	8,200	194,504
Perrigo Co. (c)	21,000	842,940
Pfizer, Inc.	1,674,000	30,416,580
Piramal Healthcare Ltd.	13,000	111,069
Questcor Pharmaceuticals, Inc. (a)	14,400	61,920
Ranbaxy Laboratories Ltd. (a)	14,000	137,378
Roche Holding AG (participation certificate)	3,604	589,426
Rohto Pharmaceutical Co. Ltd.	15,000	193,153
Salix Pharmaceuticals Ltd. (a)	47,600	1,085,280
Sanofi-Aventis sponsored ADR	72,000	2,733,120
Santarus, Inc. (a)	5,000	19,950
Shire PLC sponsored ADR	47,000	2,766,890
Sucampo Pharmaceuticals, Inc. Class A (a)	3,000	9,930
Teva Pharmaceutical Industries Ltd. sponsored ADR	30,989	1,635,909
Valeant Pharmaceuticals International (a)(c)	27,400	895,706
ViroPharma, Inc. (a)	73,200	553,392
Vivus, Inc. (a)(c)	12,000	97,440
Warner Chilcott PLC (a)	33,400	820,972
Watson Pharmaceuticals, Inc. (a)	26,100	968,049
XenoPort, Inc. (a)	22,300	367,281
		150,777,351
TOTAL COMMON STOCKS (Cost $165,917,044)		190,041,785
Money Market Funds - 4.8%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (d)	4,649,350	$ 4,649,350
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	4,556,689	4,556,689
TOTAL MONEY MARKET FUNDS (Cost $9,206,039)		9,206,039
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $175,123,083)	199,247,824
NET OTHER ASSETS - (4.6)%	(8,715,154)
NET ASSETS - 100%	$ 190,532,670
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $266 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
BMP Sunstone Corp. warrants 8/19/12	8/17/07	$ 125
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,208
Fidelity Securities Lending Cash Central Fund	38,496
Total	$ 40,704
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Staples	$ 2,216,063	$ 2,216,063	$ -	$ -
Health Care	186,371,886	186,178,467	193,419	-
Industrials	340,416	340,416	-	-
Information Technology	1,113,420	1,113,420	-	-
Money Market Funds	9,206,039	9,206,039	-	-
Total Investments in Securities:	$ 199,247,824	$ 199,054,405	$ 193,419	$ -
Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $179,873,852. Net unrealized appreciation aggregated $19,373,972, of which $22,873,971 related to appreciated investment securities and $3,499,999 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Retailing Portfolio

November 30, 2009

1.810717.105

RET-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 101.1%
	Shares	Value
AUTOMOBILES - 0.3%
Motorcycle Manufacturers - 0.3%
Harley-Davidson, Inc.	18,100	$ 527,434
INTERNET & CATALOG RETAIL - 15.2%
Catalog Retail - 1.5%
dELiA*s, Inc. (a)	259,861	428,771
Liberty Media Corp. Interactive Series A (a)	179,900	1,914,136
		2,342,907
Internet Retail - 13.7%
Amazon.com, Inc. (a)	123,100	16,730,520
Blue Nile, Inc. (a)	6,200	346,518
Expedia, Inc. (a)	68,200	1,737,736
Priceline.com, Inc. (a)(c)	12,300	2,633,676
		21,448,450
TOTAL INTERNET & CATALOG RETAIL		23,791,357
MULTILINE RETAIL - 16.5%
Department Stores - 5.4%
Kohl's Corp. (a)	88,700	4,713,518
Macy's, Inc.	144,600	2,358,426
Nordstrom, Inc. (c)	44,500	1,488,525
		8,560,469
General Merchandise Stores - 11.1%
Big Lots, Inc. (a)	16,900	389,714
Dollar Tree, Inc. (a)	28,100	1,376,057
Family Dollar Stores, Inc.	41,300	1,260,063
Target Corp.	308,300	14,354,448
		17,380,282
TOTAL MULTILINE RETAIL		25,940,751
SPECIALTY RETAIL - 68.1%
Apparel Retail - 17.9%
Aeropostale, Inc. (a)	40,000	1,260,000
American Eagle Outfitters, Inc.	158,100	2,431,578
AnnTaylor Stores Corp. (a)	49,900	697,602
Cache, Inc. (a)	119,626	490,467
Casual Male Retail Group, Inc. (a)	138,000	360,180
Citi Trends, Inc. (a)	112,015	3,055,769
DSW, Inc. Class A (a)	59,600	1,391,064
Gymboree Corp. (a)(c)	102,500	4,091,800
Hot Topic, Inc. (a)	106,200	609,588

	Shares	Value
Jos. A. Bank Clothiers, Inc. (a)	23,300	$ 950,873
Ross Stores, Inc.	52,000	2,286,960
Talbots, Inc. (c)	73,706	487,197
TJX Companies, Inc.	205,600	7,890,928
Urban Outfitters, Inc. (a)	51,000	1,613,640
Zumiez, Inc. (a)	40,700	444,851
		28,062,497
Automotive Retail - 6.7%
Advance Auto Parts, Inc.	120,700	4,743,510
AutoZone, Inc. (a)	10,700	1,582,209
O'Reilly Automotive, Inc. (a)	51,200	1,985,536
Sonic Automotive, Inc. Class A (sub. vtg.) (c)	249,000	2,203,650
		10,514,905
Computer & Electronics Retail - 8.9%
Best Buy Co., Inc.	175,000	7,495,250
Conn's, Inc. (a)(c)	24,500	140,140
hhgregg, Inc. (a)	8,700	168,345
RadioShack Corp. (c)	324,300	6,116,298
		13,920,033
Home Improvement Retail - 14.1%
Home Depot, Inc.	260,900	7,138,224
Lowe's Companies, Inc.	651,600	14,211,396
Sherwin-Williams Co.	11,400	693,576
		22,043,196
Homefurnishing Retail - 2.0%
Bed Bath & Beyond, Inc. (a)	16,900	631,384
Pier 1 Imports, Inc. (a)(c)	654,400	2,480,176
		3,111,560
Specialty Stores - 18.5%
Big 5 Sporting Goods Corp.	82,400	1,346,416
Dick's Sporting Goods, Inc. (a)	35,900	745,284
Office Depot, Inc. (a)	122,200	750,308
OfficeMax, Inc. (a)	509,900	5,394,742
Staples, Inc.	707,394	16,496,428
Tiffany & Co., Inc.	37,300	1,591,964
Tractor Supply Co. (a)	6,200	289,478
Zale Corp. (a)(c)	512,587	2,409,159
		29,023,779
TOTAL SPECIALTY RETAIL		106,675,970
TEXTILES, APPAREL & LUXURY GOODS - 1.0%
Apparel, Accessories & Luxury Goods - 1.0%
FGX International Ltd. (a)	90,400	1,491,600
TOTAL COMMON STOCKS (Cost $142,075,929)		158,427,112
Money Market Funds - 8.6%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (d)	675,032	$ 675,032
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	12,850,025	12,850,025
TOTAL MONEY MARKET FUNDS (Cost $13,525,057)		13,525,057
TOTAL INVESTMENT PORTFOLIO - 109.7% (Cost $155,600,986)	171,952,169
NET OTHER ASSETS - (9.7)%	(15,208,292)
NET ASSETS - 100%	$ 156,743,877
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,308
Fidelity Securities Lending Cash Central Fund	30,732
Total	$ 42,040
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $158,091,397. Net unrealized appreciation aggregated $13,860,772, of which $20,491,457 related to appreciated investment securities and $6,630,685 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Software and
Computer Services Portfolio

November 30, 2009

1.810708.105

SOF-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
RADWARE Ltd. (a)	71,600	$ 936,528
INTERNET SOFTWARE & SERVICES - 20.6%
Internet Software & Services - 20.6%
Akamai Technologies, Inc. (a)	117,600	2,822,400
Baidu.com, Inc. sponsored ADR (a)	1,000	433,740
Constant Contact, Inc. (a)	107,000	1,911,020
eBay, Inc. (a)	1,232,600	30,161,722
Google, Inc. Class A (a)	238,200	138,870,600
Open Text Corp. (a)	237,200	8,959,890
Saba Software, Inc. (a)	179,916	757,446
Sina Corp. (a)	88,800	4,019,088
Tencent Holdings Ltd.	147,800	2,732,923
WebMD Health Corp. Class A (a)	222	8,059
Yahoo!, Inc. (a)	300,300	4,495,491
		195,172,379
IT SERVICES - 14.1%
Data Processing & Outsourced Services - 8.9%
Affiliated Computer Services, Inc. Class A (a)	77,700	4,289,040
Alliance Data Systems Corp. (a)	54,600	3,330,054
Automatic Data Processing, Inc.	2,800	121,660
Fidelity National Information Services, Inc.	566,400	12,800,640
Fiserv, Inc. (a)	140,400	6,492,096
Genpact Ltd. (a)	148,100	1,922,338
Lender Processing Services, Inc.	60,548	2,529,695
MasterCard, Inc. Class A	62,100	14,957,406
The Western Union Co.	200	3,690
Visa, Inc. Class A	411,900	33,363,900
WNS Holdings Ltd. sponsored ADR (a)(c)	280,402	4,267,718
		84,078,237
IT Consulting & Other Services - 5.2%
Accenture PLC Class A	420,300	17,249,112
Cognizant Technology Solutions Corp. Class A (a)	727,100	31,941,503
Infosys Technologies Ltd. sponsored ADR	1,400	71,358
Patni Computer Systems Ltd. sponsored ADR	900	17,253
		49,279,226
TOTAL IT SERVICES		133,357,463
MEDIA - 0.4%
Advertising - 0.4%
VisionChina Media, Inc. ADR (a)	349,400	3,221,468

	Shares	Value
SOFTWARE - 65.0%
Application Software - 18.9%
Adobe Systems, Inc. (a)	826,400	$ 28,990,112
ANSYS, Inc. (a)	50,100	1,950,894
Autodesk, Inc. (a)	138,500	3,247,825
Autonomy Corp. PLC (a)	25,477	597,213
Blackboard, Inc. (a)	122,000	5,091,060
Citrix Systems, Inc. (a)	660,000	25,198,800
EPIQ Systems, Inc. (a)	1,900	24,605
Informatica Corp. (a)	543,300	12,197,085
Longtop Financial Technologies Ltd. ADR (a)	18,500	655,085
Magma Design Automation, Inc. (a)(c)(d)	4,691,900	11,448,236
Mentor Graphics Corp. (a)	711,100	5,240,807
Nuance Communications, Inc. (a)(c)	1,857,800	28,219,982
Parametric Technology Corp. (a)	312,900	4,712,274
Quest Software, Inc. (a)	1,114	18,749
Synopsys, Inc. (a)	567,300	12,747,231
Taleo Corp. Class A (a)	1,108,354	22,898,594
TIBCO Software, Inc. (a)	1,464,900	12,598,140
VanceInfo Technologies, Inc. ADR (a)	165,400	2,894,500
		178,731,192
Home Entertainment Software - 1.2%
Activision Blizzard, Inc. (a)	774,100	8,816,999
Electronic Arts, Inc. (a)	4,100	69,249
Take-Two Interactive Software, Inc. (a)(c)	246,600	2,774,250
		11,660,498
Systems Software - 44.9%
Ariba, Inc. (a)	1,494,000	16,194,960
BMC Software, Inc. (a)	773,300	29,949,909
Check Point Software Technologies Ltd. (a)	116,300	3,673,917
CommVault Systems, Inc. (a)	43,400	902,720
Fortinet, Inc.	2,800	47,572
McAfee, Inc. (a)	368,300	14,050,645
Microsoft Corp.	7,919,800	232,921,318
Novell, Inc. (a)	637,800	2,493,798
Oracle Corp.	4,117,900	90,923,232
Phoenix Technologies Ltd. (a)	328,847	864,868
Progress Software Corp. (a)	54,100	1,303,269
Red Hat, Inc. (a)	402,700	10,752,090
Rovi Corp. (a)	460,600	13,730,486
Sybase, Inc. (a)(c)	163,400	6,575,216
Symantec Corp. (a)	8,200	145,550
		424,529,550
TOTAL SOFTWARE		614,921,240
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - 0.0%
Computer & Electronics Retail - 0.0%
Gamestop Corp. Class A (a)	2,300	$ 56,143
TOTAL COMMON STOCKS (Cost $758,149,931)		947,665,221
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.21% (e)	10,056,520	10,056,520
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	7,812,950	7,812,950
TOTAL MONEY MARKET FUNDS (Cost $17,869,470)		17,869,470
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $776,019,401)	965,534,691
NET OTHER ASSETS - (2.1)%	(19,858,596)
NET ASSETS - 100%	$ 945,676,095
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated Fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the Fund at period end. A complete unaudited listing of the Fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 43,252
Fidelity Securities Lending Cash Central Fund	34,026
Total	$ 77,278
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Magma Design Automation, Inc.	$ -	$ 10,577,145	$ -	$ -	$ 11,448,236
Total	$ -	$ 10,577,145	$ -	$ -	$ 11,448,236
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $776,759,389. Net unrealized appreciation aggregated $188,775,302, of which $196,688,486 related to appreciated investment securities and $7,913,184 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Technology Portfolio

November 30, 2009

1.810712.105

TEC-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Commercial Printing - 0.2%
Nissha Printing Co. Ltd.	81,400	$ 4,199,585
Diversified Support Services - 0.0%
EnerNOC, Inc. (a)	8,500	224,910
TOTAL COMMERCIAL SERVICES & SUPPLIES		4,424,495
COMMUNICATIONS EQUIPMENT - 12.8%
Communications Equipment - 12.8%
Acme Packet, Inc. (a)	95,100	975,726
Adtran, Inc.	161,800	3,418,834
Aruba Networks, Inc. (a)	27,600	220,800
AudioCodes Ltd. (a)	263,758	643,570
Brocade Communications Systems, Inc. (a)	812,000	5,757,080
BYD Electronic International Co. Ltd. (a)	1,911,000	1,578,147
Ciena Corp. (a)	246,200	2,991,330
Cisco Systems, Inc. (a)	3,909,400	91,479,960
CommScope, Inc. (a)	99,442	2,498,977
Comverse Technology, Inc. (a)	190,800	1,679,040
Emulex Corp. (a)	256,566	2,498,953
F5 Networks, Inc. (a)	220,000	10,346,600
Infinera Corp. (a)	206,300	1,697,849
JDS Uniphase Corp. (a)	108,500	801,815
Juniper Networks, Inc. (a)	637,400	16,655,262
Motorola, Inc.	697,400	5,586,174
Netronix, Inc. (a)	300,000	1,093,532
Palm, Inc. (a)	301,900	3,293,729
Polycom, Inc. (a)	425,000	9,163,000
QUALCOMM, Inc.	1,233,775	55,519,875
Research In Motion Ltd. (a)	70,000	4,052,300
Riverbed Technology, Inc. (a)	274,300	5,584,748
Sandvine Corp. (a)	3,502,400	4,612,351
Sandvine Corp. (U.K.) (a)	1,941,200	2,426,888
Tekelec (a)	531,300	7,555,086
		242,131,626
COMPUTERS & PERIPHERALS - 16.1%
Computer Hardware - 12.2%
3PAR, Inc. (a)	94,600	969,650
Apple, Inc. (a)	824,000	164,725,840
Dell, Inc. (a)	11,500	162,380
Hewlett-Packard Co.	1,134,500	55,658,570
Lenovo Group Ltd.	374,000	215,718
Stratasys, Inc. (a)(c)	308,100	4,575,285
Toshiba Corp.	777,000	4,094,302
Wistron Corp.	472,260	865,847
		231,267,592
Computer Storage & Peripherals - 3.9%
Compellent Technologies, Inc. (a)	107,200	2,226,544
EMC Corp. (a)	716,800	12,063,744

	Shares	Value
NetApp, Inc. (a)	131,700	$ 4,058,994
Netezza Corp. (a)	170,300	1,726,842
Qisda Corp. (a)	1,000,000	594,075
QLogic Corp. (a)	250,400	4,492,176
SanDisk Corp. (a)	949,100	18,716,252
Seagate Technology	971,000	14,691,230
SIMPLO Technology Co. Ltd.	220,000	1,170,467
Synaptics, Inc. (a)(c)	205,595	5,538,729
Western Digital Corp. (a)	211,600	7,795,344
		73,074,397
TOTAL COMPUTERS & PERIPHERALS		304,341,989
DIVERSIFIED CONSUMER SERVICES - 0.0%
Education Services - 0.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	101	7,202
ELECTRICAL EQUIPMENT - 1.1%
Electrical Components & Equipment - 1.1%
A123 Systems, Inc.	50,600	817,190
centrotherm photovoltaics AG (a)	5,038	308,084
Energy Conversion Devices, Inc. (a)(c)	125,649	1,246,438
First Solar, Inc. (a)	1,500	178,665
GT Solar International, Inc. (a)(c)	551,800	2,615,532
JA Solar Holdings Co. Ltd. ADR (a)	46,200	179,718
Q-Cells SE (a)	100	1,569
Roth & Rau AG (a)	6,877	278,365
SunPower Corp.:
Class A (a)(c)	142,900	2,953,743
Class B (a)	244,783	4,374,272
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(c)	9,500	142,025
Trina Solar Ltd. ADR (a)(c)	107,700	5,016,666
Yingli Green Energy Holding Co. Ltd. ADR (a)(c)	174,900	2,485,329
		20,597,596
ELECTRONIC EQUIPMENT & COMPONENTS - 4.5%
Electronic Components - 1.6%
Amphenol Corp. Class A	4,200	173,040
BYD Co. Ltd. (H Shares) (a)	593,500	5,188,439
Corning, Inc.	240,800	4,016,544
DTS, Inc. (a)	64,900	1,956,086
Everlight Electronics Co. Ltd.	633,907	1,958,652
Prime View International Co. Ltd. (a)	6,547,000	14,440,568
Vishay Intertechnology, Inc. (a)	26,000	188,500
Wintek Corp. (a)	3,716,000	2,386,263
		30,308,092
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc. (a)	6,900	199,548
China Security & Surveillance Technology, Inc. warrants 8/25/10 (a)(e)	126,425	66,779
Chroma ATE, Inc.	2,589,407	5,365,981
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Equipment & Instruments - continued
Itron, Inc. (a)	3,000	$ 182,370
National Instruments Corp.	149,413	4,262,753
		10,077,431
Electronic Manufacturing Services - 1.1%
Benchmark Electronics, Inc. (a)	96,700	1,743,501
Flextronics International Ltd. (a)	594,100	4,200,287
Jabil Circuit, Inc.	63,100	839,861
Ju Teng International Holdings Ltd.	1,000,000	793,564
Trimble Navigation Ltd. (a)	608,667	13,591,534
		21,168,747
Technology Distributors - 1.3%
Digital China Holdings Ltd. (H Shares)	11,808,000	13,895,619
Inspur International Ltd.	8,592,000	1,263,880
Supreme Electronics Co. Ltd. (a)	2,051,000	1,679,739
Synnex Technology International Corp.	877,800	1,761,863
WPG Holding Co. Ltd.	3,465,000	4,901,629
		23,502,730
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		85,057,000
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
Health Care Equipment - 0.3%
China Medical Technologies, Inc. sponsored ADR (c)	5,306	70,092
Golden Meditech Co. Ltd. (a)	4,532,000	1,052,614
Mindray Medical International Ltd. sponsored ADR (c)	26,200	793,336
Mingyuan Medicare Development Co. Ltd. (a)	24,790,000	4,414,305
		6,330,347
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
athenahealth, Inc. (a)	1,500	62,850
HOTELS, RESTAURANTS & LEISURE - 0.3%
Hotels, Resorts & Cruise Lines - 0.3%
Ctrip.com International Ltd. sponsored ADR (a)	78,100	5,728,635
eLong, Inc. sponsored ADR (a)	100	1,180
		5,729,815
HOUSEHOLD DURABLES - 0.0%
Consumer Electronics - 0.0%
TomTom Group BV (a)	160	1,515
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.1%
Independent Power Producers & Energy Traders - 0.1%
GCL-Poly Energy Holdings Ltd.	3,628,000	1,175,027

	Shares	Value
INTERNET & CATALOG RETAIL - 1.4%
Internet Retail - 1.4%
Amazon.com, Inc. (a)	130,500	$ 17,736,255
Priceline.com, Inc. (a)(c)	39,200	8,393,504
		26,129,759
INTERNET SOFTWARE & SERVICES - 14.5%
Internet Software & Services - 14.5%
Akamai Technologies, Inc. (a)	9,400	225,600
Alibaba.com Ltd. (c)	326,000	744,556
Baidu.com, Inc. sponsored ADR (a)(c)	92,700	40,207,698
Blinkx PLC (a)	500,000	133,656
Constant Contact, Inc. (a)(c)	152,100	2,716,506
Daum Communications Corp. (a)	19,128	1,029,110
DealerTrack Holdings, Inc. (a)	7,000	119,420
eBay, Inc. (a)	909,000	22,243,230
Equinix, Inc. (a)	1,800	173,142
Google, Inc. Class A (a)	221,800	129,309,400
LogMeIn, Inc.	11,700	208,611
LoopNet, Inc. (a)	150,000	1,528,500
Mercadolibre, Inc. (a)	41,000	2,023,760
NHN Corp. (a)	76,493	12,142,781
Open Text Corp. (a)	233,100	8,805,018
OpenTable, Inc.	1,100	29,117
Tencent Holdings Ltd.	1,499,600	27,728,625
VeriSign, Inc. (a)	496,300	11,136,972
VistaPrint Ltd. (a)(c)	219,200	12,500,976
Vocus, Inc. (a)	30,000	490,200
Yahoo!, Inc. (a)	112,100	1,678,137
		275,175,015
IT SERVICES - 2.2%
Data Processing & Outsourced Services - 1.2%
MasterCard, Inc. Class A	12,200	2,938,492
Visa, Inc. Class A	251,600	20,379,600
WNS Holdings Ltd. sponsored ADR (a)	41,900	637,718
		23,955,810
IT Consulting & Other Services - 1.0%
Atos Origin SA (a)	68,489	2,994,392
Cognizant Technology Solutions Corp. Class A (a)	201,500	8,851,895
RightNow Technologies, Inc. (a)	200,500	2,835,070
Yucheng Technologies Ltd. (a)	456,500	3,661,130
		18,342,487
TOTAL IT SERVICES		42,298,297
MACHINERY - 0.2%
Industrial Machinery - 0.2%
China Fire & Security Group, Inc. (a)(c)	19,700	249,205
CKD Corp.	242,500	1,510,992
Shin Zu Shing Co. Ltd.	647,778	3,004,275
		4,764,472
Common Stocks - continued
	Shares	Value
MEDIA - 0.7%
Advertising - 0.5%
AirMedia Group, Inc. ADR (a)	388,000	$ 2,700,480
SinoMedia Holding Ltd.	1,000,000	301,941
VisionChina Media, Inc. ADR (a)	614,447	5,665,201
		8,667,622
Cable & Satellite - 0.2%
Virgin Media, Inc.	251,800	4,144,628
TOTAL MEDIA		12,812,250
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Globe Specialty Metals, Inc.	65,600	548,416
Timminco Ltd. (a)	13,700	18,301
		566,717
PROFESSIONAL SERVICES - 0.0%
Human Resource & Employment Services - 0.0%
51job, Inc. sponsored ADR (a)	15,000	274,950
Research & Consulting Services - 0.0%
IHS, Inc. Class A (a)	2,400	120,672
TOTAL PROFESSIONAL SERVICES		395,622
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.1%
Semiconductor Equipment - 3.9%
Aixtron AG	276,100	9,936,441
Amkor Technology, Inc. (a)(c)	1,202,700	6,674,985
ASML Holding NV (NY Shares)	737,405	22,852,181
ATMI, Inc. (a)	11,200	174,160
Cymer, Inc. (a)	52,522	1,756,336
Lam Research Corp. (a)	232,475	7,901,825
LTX-Credence Corp. (a)	1,191,690	1,608,782
MEMC Electronic Materials, Inc. (a)	204,300	2,459,772
Photronics, Inc. (a)	206,900	835,876
Tessera Technologies, Inc. (a)	413,166	9,779,639
Varian Semiconductor Equipment Associates, Inc. (a)	316,100	9,207,993
		73,187,990
Semiconductors - 11.2%
ANADIGICS, Inc. (a)	100	308
Applied Micro Circuits Corp. (a)	19,125	142,099
Atmel Corp. (a)	1,343,800	5,334,886
Avago Technologies Ltd.	1,521,300	24,127,818
Broadcom Corp. Class A (a)	326,800	9,542,560
Cavium Networks, Inc. (a)	892,093	17,993,516
Cree, Inc. (a)	296,400	14,176,812
CSR PLC (a)	764,941	5,107,553
Cypress Semiconductor Corp. (a)	636,800	6,094,176
Epistar Corp.	1,323,000	4,268,404
Fairchild Semiconductor International, Inc. (a)	236,200	1,913,220

	Shares	Value
Global Unichip Corp.	547,608	$ 2,650,127
Hittite Microwave Corp. (a)	71,600	2,700,752
Hynix Semiconductor, Inc. (a)	77,820	1,232,005
Infineon Technologies AG (a)	1,113,732	5,323,639
Intel Corp.	1,787,606	34,322,035
International Rectifier Corp. (a)	365,245	6,837,386
Intersil Corp. Class A	379,500	4,903,140
Marvell Technology Group Ltd. (a)	1,087,700	16,772,334
MediaTek, Inc.	52,104	819,505
Micron Technology, Inc. (a)	1,273,400	9,575,968
Microsemi Corp. (a)	13,100	199,513
Monolithic Power Systems, Inc. (a)	156,900	3,373,350
National Semiconductor Corp.	139,700	2,039,620
Netlogic Microsystems, Inc. (a)	105,900	4,320,720
NVIDIA Corp. (a)	742,100	9,691,826
O2Micro International Ltd. sponsored ADR (a)	100	429
Omnivision Technologies, Inc. (a)	207,400	2,895,304
PixArt Imaging, Inc.	411,200	3,061,517
Power Integrations, Inc.	34,200	1,148,778
Radiant Opto-Electronics Corp.	898,160	1,114,515
RF Micro Devices, Inc. (a)	100	432
Silicon Laboratories, Inc. (a)	112,600	4,755,098
Skyworks Solutions, Inc. (a)	100	1,231
Standard Microsystems Corp. (a)	246,500	4,742,660
TriQuint Semiconductor, Inc. (a)	100	544
Volterra Semiconductor Corp. (a)	39,400	649,706
Youngtek Electronics Corp.	250,000	580,890
		212,414,376
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		285,602,366
SOFTWARE - 29.4%
Application Software - 9.6%
Adobe Systems, Inc. (a)	132,400	4,644,592
ANSYS, Inc. (a)	2,700	105,138
AsiaInfo Holdings, Inc. (a)	95,800	2,355,722
Autodesk, Inc. (a)	362,500	8,500,625
Blackboard, Inc. (a)	50,500	2,107,365
Citrix Systems, Inc. (a)	489,000	18,670,020
Concur Technologies, Inc. (a)	208,700	7,734,422
Epicor Software Corp. (a)	620,200	4,651,500
i2 Technologies, Inc. (a)	19,900	366,160
Informatica Corp. (a)	682,400	15,319,880
Intuit, Inc. (a)	31,300	914,273
JDA Software Group, Inc. (a)	170,600	4,005,688
Kingdee International Software Group Co. Ltd.	38,022,000	9,027,334
Longtop Financial Technologies Ltd. ADR (a)	156,900	5,555,829
Manhattan Associates, Inc. (a)	43,300	1,020,148
Mentor Graphics Corp. (a)	484,000	3,567,080
MicroStrategy, Inc. Class A (a)	20,000	1,751,400
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Nuance Communications, Inc. (a)	739,645	$ 11,235,208
Parametric Technology Corp. (a)	806,300	12,142,878
Pegasystems, Inc.	155,100	4,456,023
Salesforce.com, Inc. (a)	390,100	24,451,468
SAP AG sponsored ADR	77,000	3,685,990
Smith Micro Software, Inc. (a)	547,582	3,466,194
SolarWinds, Inc.	7,600	140,980
SuccessFactors, Inc. (a)	565,000	8,508,900
Synchronoss Technologies, Inc. (a)	263,806	3,556,105
Synopsys, Inc. (a)	100	2,247
Taleo Corp. Class A (a)	399,436	8,252,348
TIBCO Software, Inc. (a)	1,026,800	8,830,480
Ulticom, Inc.	37,455	334,848
VanceInfo Technologies, Inc. ADR (a)	74,600	1,305,500
		180,666,345
Home Entertainment Software - 0.7%
Activision Blizzard, Inc. (a)	348,900	3,973,971
Changyou.com Ltd. (A Shares) ADR	2,000	64,940
Kingsoft Corp. Ltd.	2,891,000	2,163,629
NCsoft Corp.	6,400	829,243
Neowiz Games Corp.	10,551	382,512
Take-Two Interactive Software, Inc. (a)(c)	523,500	5,889,375
		13,303,670
Systems Software - 19.1%
Ariba, Inc. (a)	49,313	534,553
BMC Software, Inc. (a)	972,300	37,657,179
Check Point Software Technologies Ltd. (a)	156,200	4,934,358
CommVault Systems, Inc. (a)	8,800	183,040
Fortinet, Inc.	18,500	314,315
Insyde Software Corp.	1,323,667	6,446,897
Microsoft Corp.	6,527,680	191,979,066
Oracle Corp.	3,394,000	74,939,520
Red Hat, Inc. (a)	1,100,100	29,372,670
Rovi Corp. (a)	184,400	5,496,964
TeleCommunication Systems, Inc. Class A (a)	105,200	886,836
VMware, Inc. Class A (a)	210,400	8,832,592
		361,577,990
TOTAL SOFTWARE		555,548,005

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. (a)	5,100	$ 187,119
SOFTBANK CORP.	261,200	6,235,023
Syniverse Holdings, Inc. (a)	263,100	4,172,766
		10,594,908
TOTAL COMMON STOCKS (Cost $1,629,151,310)		1,883,746,873
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.21% (d)	25,098,800	25,098,800
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	60,049,650	60,049,650
TOTAL MONEY MARKET FUNDS (Cost $85,148,450)		85,148,450
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $1,714,299,760)	1,968,895,323
NET OTHER ASSETS - (4.0)%	(76,293,569)
NET ASSETS - 100%	$ 1,892,601,754
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $66,779 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
China Security & Surveillance Technology, Inc. warrants 8/25/10	8/25/09	$ 13
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 43,002
Fidelity Securities Lending Cash Central Fund	560,006
Total	$ 603,008
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 44,680,541	$ 44,680,541	$ -	$ -
Health Care	6,393,197	6,393,197	-	-
Industrials	30,182,185	24,471,608	5,710,577	-
Information Technology	1,790,154,298	1,780,669,578	9,484,720	-
Materials	566,717	566,717	-	-
Telecommunication Services	10,594,908	4,359,885	6,235,023	-
Utilities	1,175,027	1,175,027	-	-
Money Market Funds	85,148,450	85,148,450	-	-
Total Investments in Securities:	$ 1,968,895,323	$ 1,947,465,003	$ 21,430,320	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 698,400
Total Realized Gain (Loss)	(1,464,114)
Total Unrealized Gain (Loss)	1,589,758
Cost of Purchases	-
Proceeds of Sales	(824,044)
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $1,728,690,725. Net unrealized appreciation aggregated $240,204,598, of which $336,979,244 related to appreciated investment securities and $96,774,646 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Telecommunications Portfolio

November 30, 2009

1.810721.105

TEL-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 2.5%
Communications Equipment - 2.5%
Aruba Networks, Inc. (a)	392	$ 3,136
F5 Networks, Inc. (a)	1,600	75,248
Infinera Corp. (a)	75,300	619,719
Juniper Networks, Inc. (a)	2,100	54,873
Nortel Networks Corp. (a)	8,071	0
Polycom, Inc. (a)	1,700	36,652
Sandvine Corp. (a)	3,200	4,214
Sonus Networks, Inc. (a)	56,800	123,824
Starent Networks Corp. (a)	184,274	6,355,610
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	600	5,844
		7,279,120
COMPUTERS & PERIPHERALS - 0.1%
Computer Hardware - 0.1%
Apple, Inc. (a)	1,800	359,838
Computer Storage & Peripherals - 0.0%
Isilon Systems, Inc. (a)	500	2,975
NetApp, Inc. (a)	700	21,574
Synaptics, Inc. (a)	450	12,123
		36,672
TOTAL COMPUTERS & PERIPHERALS		396,510
DIVERSIFIED TELECOMMUNICATION SERVICES - 57.7%
Alternative Carriers - 7.5%
Cable & Wireless PLC	19,405	45,296
Clearwire Corp. Class A (a)(c)	1,029,741	5,828,334
Cogent Communications Group, Inc. (a)	64,802	551,465
Global Crossing Ltd. (a)	302,586	3,419,222
Iliad Group SA	7,760	934,050
Level 3 Communications, Inc. (a)(c)	1,166,176	1,457,720
PAETEC Holding Corp. (a)	73,600	270,112
tw telecom, inc. (a)	643,057	9,356,479
		21,862,678
Integrated Telecommunication Services - 50.2%
AT&T, Inc.	2,398,419	64,613,409
BT Group PLC	5,351	12,371
Cbeyond, Inc. (a)(c)	175,998	2,272,134
CenturyTel, Inc.	23,290	828,891
China Telecom Corp. Ltd. sponsored ADR (c)	108,400	4,818,380
China Unicom (Hong Kong) Ltd. sponsored ADR	462,600	6,221,970
Cincinnati Bell, Inc. (a)	225,000	670,500
Deutsche Telekom AG (Reg.)	180,481	2,680,143
FairPoint Communications, Inc.	34,149	1,868
Hellenic Telecommunications Organization SA	163	2,518
PT Telkomunikasi Indonesia Tbk Series B	355,900	338,773
Qwest Communications International, Inc. (c)	2,322,989	8,478,910

	Shares	Value
Telecom Italia SpA sponsored ADR	116,926	$ 1,875,493
Telefonica SA	400	11,498
Telefonica SA sponsored ADR	75,100	6,505,913
Telenor ASA (a)	4,400	59,883
Telenor ASA sponsored ADR (a)	35,500	1,451,595
Telkom SA Ltd.	4,400	22,175
Verizon Communications, Inc.	1,437,924	45,237,089
Vimpel Communications sponsored ADR (a)	1,200	22,908
Windstream Corp.	73,415	728,277
		146,854,698
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		168,717,376
ELECTRONIC EQUIPMENT & COMPONENTS - 0.0%
Electronic Manufacturing Services - 0.0%
Trimble Navigation Ltd. (a)	540	12,058
INTERNET SOFTWARE & SERVICES - 0.1%
Internet Software & Services - 0.1%
Google, Inc. Class A (a)	90	52,470
SAVVIS, Inc.	26,799	335,523
		387,993
MEDIA - 11.2%
Broadcasting - 0.6%
Ten Network Holdings Ltd.	1,187,004	1,608,758
Cable & Satellite - 10.6%
Cablevision Systems Corp. - NY Group Class A	170,900	4,275,918
Comcast Corp. Class A	378,300	5,549,661
DIRECTV (a)(c)	230,609	7,294,163
Dish TV India Ltd. (a)	5,888	5,013
Liberty Global, Inc. Class A (a)(c)	92,500	1,784,325
Net Servicos de Comunicacao SA sponsored ADR (c)	132,800	1,900,368
Virgin Media, Inc. (c)	616,900	10,154,174
		30,963,622
TOTAL MEDIA		32,572,380
SOFTWARE - 1.4%
Application Software - 1.3%
Gameloft (a)(c)	748,486	3,730,939
Nuance Communications, Inc. (a)	800	12,152
Synchronoss Technologies, Inc. (a)	5,863	79,033
		3,822,124
Home Entertainment Software - 0.1%
Glu Mobile, Inc. (a)	113,614	123,839
TOTAL SOFTWARE		3,945,963
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 25.9%
Wireless Telecommunication Services - 25.9%
America Movil SAB de CV Series L sponsored ADR	400	$ 19,352
American Tower Corp. Class A (a)	420,300	17,198,676
China Mobile (Hong Kong) Ltd. sponsored ADR	56,900	2,666,903
Crown Castle International Corp. (a)	254,483	9,336,981
Idea Cellular Ltd. (a)	3,710	4,069
Leap Wireless International, Inc. (a)	25,958	374,574
MetroPCS Communications, Inc. (a)(c)	216,100	1,361,430
MTN Group Ltd.	509,725	8,177,627
NII Holdings, Inc. (a)	185,900	5,539,820
NTELOS Holdings Corp.	632	10,624
NTT DoCoMo, Inc.	906	1,369,502
PT Indosat Tbk	1,600	821
Rogers Communications, Inc. Class B (non-vtg.)	2,200	66,177
SBA Communications Corp. Class A (a)	164,082	5,257,187
Sprint Nextel Corp. (a)	3,867,550	14,348,611
Syniverse Holdings, Inc. (a)	30,468	483,222
Telephone & Data Systems, Inc.	14,995	457,198
Vivo Participacoes SA sponsored ADR	75,225	2,294,363
Vodafone Group PLC sponsored ADR	296,900	6,736,661
		75,703,798
TOTAL COMMON STOCKS (Cost $320,189,602)		289,015,198
Money Market Funds - 9.3%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (d)	3,000,909	$ 3,000,909
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	24,154,264	24,154,264
TOTAL MONEY MARKET FUNDS (Cost $27,155,173)		27,155,173
TOTAL INVESTMENT PORTFOLIO - 108.2% (Cost $347,344,775)		316,170,371
NET OTHER ASSETS - (8.2)%		(23,846,921)
NET ASSETS - 100%		$ 292,323,450
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,605
Fidelity Securities Lending Cash Central Fund	113,472
Total	$ 133,077
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 32,572,380	$ 32,572,380	$ -	$ -
Information Technology	12,021,644	12,021,644	-	-
Telecommunication Services	244,421,174	240,347,660	4,073,514	-
Money Market Funds	27,155,173	27,155,173	-	-
Total Investments in Securities:	$ 316,170,371	$ 312,096,857	$ 4,073,514	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(666)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	666
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ (666)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $354,644,065. Net unrealized depreciation aggregated $38,473,694, of which $32,178,025 related to appreciated investment securities and $70,651,719 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Telecommunications Portfolio
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Telecommunications Portfolio

1.860867.102

ATLC-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 2.5%
Communications Equipment - 2.5%
Aruba Networks, Inc. (a)	392	$ 3,136
F5 Networks, Inc. (a)	1,600	75,248
Infinera Corp. (a)	75,300	619,719
Juniper Networks, Inc. (a)	2,100	54,873
Nortel Networks Corp. (a)	8,071	0
Polycom, Inc. (a)	1,700	36,652
Sandvine Corp. (a)	3,200	4,214
Sonus Networks, Inc. (a)	56,800	123,824
Starent Networks Corp. (a)	184,274	6,355,610
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	600	5,844
		7,279,120
COMPUTERS & PERIPHERALS - 0.1%
Computer Hardware - 0.1%
Apple, Inc. (a)	1,800	359,838
Computer Storage & Peripherals - 0.0%
Isilon Systems, Inc. (a)	500	2,975
NetApp, Inc. (a)	700	21,574
Synaptics, Inc. (a)	450	12,123
		36,672
TOTAL COMPUTERS & PERIPHERALS		396,510
DIVERSIFIED TELECOMMUNICATION SERVICES - 57.7%
Alternative Carriers - 7.5%
Cable & Wireless PLC	19,405	45,296
Clearwire Corp. Class A (a)(c)	1,029,741	5,828,334
Cogent Communications Group, Inc. (a)	64,802	551,465
Global Crossing Ltd. (a)	302,586	3,419,222
Iliad Group SA	7,760	934,050
Level 3 Communications, Inc. (a)(c)	1,166,176	1,457,720
PAETEC Holding Corp. (a)	73,600	270,112
tw telecom, inc. (a)	643,057	9,356,479
		21,862,678
Integrated Telecommunication Services - 50.2%
AT&T, Inc.	2,398,419	64,613,409
BT Group PLC	5,351	12,371
Cbeyond, Inc. (a)(c)	175,998	2,272,134
CenturyTel, Inc.	23,290	828,891
China Telecom Corp. Ltd. sponsored ADR (c)	108,400	4,818,380
China Unicom (Hong Kong) Ltd. sponsored ADR	462,600	6,221,970
Cincinnati Bell, Inc. (a)	225,000	670,500
Deutsche Telekom AG (Reg.)	180,481	2,680,143
FairPoint Communications, Inc.	34,149	1,868
Hellenic Telecommunications Organization SA	163	2,518
PT Telkomunikasi Indonesia Tbk Series B	355,900	338,773
Qwest Communications International, Inc. (c)	2,322,989	8,478,910

	Shares	Value
Telecom Italia SpA sponsored ADR	116,926	$ 1,875,493
Telefonica SA	400	11,498
Telefonica SA sponsored ADR	75,100	6,505,913
Telenor ASA (a)	4,400	59,883
Telenor ASA sponsored ADR (a)	35,500	1,451,595
Telkom SA Ltd.	4,400	22,175
Verizon Communications, Inc.	1,437,924	45,237,089
Vimpel Communications sponsored ADR (a)	1,200	22,908
Windstream Corp.	73,415	728,277
		146,854,698
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		168,717,376
ELECTRONIC EQUIPMENT & COMPONENTS - 0.0%
Electronic Manufacturing Services - 0.0%
Trimble Navigation Ltd. (a)	540	12,058
INTERNET SOFTWARE & SERVICES - 0.1%
Internet Software & Services - 0.1%
Google, Inc. Class A (a)	90	52,470
SAVVIS, Inc.	26,799	335,523
		387,993
MEDIA - 11.2%
Broadcasting - 0.6%
Ten Network Holdings Ltd.	1,187,004	1,608,758
Cable & Satellite - 10.6%
Cablevision Systems Corp. - NY Group Class A	170,900	4,275,918
Comcast Corp. Class A	378,300	5,549,661
DIRECTV (a)(c)	230,609	7,294,163
Dish TV India Ltd. (a)	5,888	5,013
Liberty Global, Inc. Class A (a)(c)	92,500	1,784,325
Net Servicos de Comunicacao SA sponsored ADR (c)	132,800	1,900,368
Virgin Media, Inc. (c)	616,900	10,154,174
		30,963,622
TOTAL MEDIA		32,572,380
SOFTWARE - 1.4%
Application Software - 1.3%
Gameloft (a)(c)	748,486	3,730,939
Nuance Communications, Inc. (a)	800	12,152
Synchronoss Technologies, Inc. (a)	5,863	79,033
		3,822,124
Home Entertainment Software - 0.1%
Glu Mobile, Inc. (a)	113,614	123,839
TOTAL SOFTWARE		3,945,963
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 25.9%
Wireless Telecommunication Services - 25.9%
America Movil SAB de CV Series L sponsored ADR	400	$ 19,352
American Tower Corp. Class A (a)	420,300	17,198,676
China Mobile (Hong Kong) Ltd. sponsored ADR	56,900	2,666,903
Crown Castle International Corp. (a)	254,483	9,336,981
Idea Cellular Ltd. (a)	3,710	4,069
Leap Wireless International, Inc. (a)	25,958	374,574
MetroPCS Communications, Inc. (a)(c)	216,100	1,361,430
MTN Group Ltd.	509,725	8,177,627
NII Holdings, Inc. (a)	185,900	5,539,820
NTELOS Holdings Corp.	632	10,624
NTT DoCoMo, Inc.	906	1,369,502
PT Indosat Tbk	1,600	821
Rogers Communications, Inc. Class B (non-vtg.)	2,200	66,177
SBA Communications Corp. Class A (a)	164,082	5,257,187
Sprint Nextel Corp. (a)	3,867,550	14,348,611
Syniverse Holdings, Inc. (a)	30,468	483,222
Telephone & Data Systems, Inc.	14,995	457,198
Vivo Participacoes SA sponsored ADR	75,225	2,294,363
Vodafone Group PLC sponsored ADR	296,900	6,736,661
		75,703,798
TOTAL COMMON STOCKS (Cost $320,189,602)		289,015,198
Money Market Funds - 9.3%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (d)	3,000,909	$ 3,000,909
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	24,154,264	24,154,264
TOTAL MONEY MARKET FUNDS (Cost $27,155,173)		27,155,173
TOTAL INVESTMENT PORTFOLIO - 108.2% (Cost $347,344,775)		316,170,371
NET OTHER ASSETS - (8.2)%		(23,846,921)
NET ASSETS - 100%		$ 292,323,450
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,605
Fidelity Securities Lending Cash Central Fund	113,472
Total	$ 133,077
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 32,572,380	$ 32,572,380	$ -	$ -
Information Technology	12,021,644	12,021,644	-	-
Telecommunication Services	244,421,174	240,347,660	4,073,514	-
Money Market Funds	27,155,173	27,155,173	-	-
Total Investments in Securities:	$ 316,170,371	$ 312,096,857	$ 4,073,514	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(666)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	666
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ (666)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $354,644,065. Net unrealized depreciation aggregated $38,473,694, of which $32,178,025 related to appreciated investment securities and $70,651,719 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Transportation Portfolio

November 30, 2009

1.810722.105

TRN-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
AIR FREIGHT & LOGISTICS - 3.5%
Air Freight & Logistics - 3.5%
Atlas Air Worldwide Holdings, Inc. (a)	5,700	$ 167,010
AutoInfo, Inc. (a)	673,125	235,594
Cargojet Income Fund	40,400	339,123
Dynamex, Inc. (a)	20,615	358,701
Pacer International, Inc. (c)	12,900	36,636
United Parcel Service, Inc. Class B	27,500	1,580,425
		2,717,489
AIRLINES - 28.0%
Airlines - 28.0%
Air Canada:
warrants 10/27/12 (a)(e)	625,850	160,094
Class A (a)	18,100	21,778
Class A (a)(e)	1,251,700	1,506,072
AirTran Holdings, Inc. (a)(c)	419,900	1,729,988
AMR Corp. (a)	51,300	309,852
Continental Airlines, Inc. Class B (a)	177,440	2,530,294
Delta Air Lines, Inc. (a)	487,902	3,995,917
ExpressJet Holdings, Inc. (a)	163,771	604,315
Hawaiian Holdings, Inc. (a)	257,671	1,610,444
Pinnacle Airlines Corp. (a)	617,215	3,727,979
Republic Airways Holdings, Inc. (a)	111,900	762,039
Southwest Airlines Co.	332,500	3,059,000
UAL Corp. (a)	16,412	127,357
US Airways Group, Inc. (a)(c)	308,300	1,137,627
		21,282,756
MARINE - 0.1%
Marine - 0.1%
Horizon Lines, Inc. Class A	12,600	67,410
ROAD & RAIL - 68.2%
Railroads - 49.7%
Canadian National Railway Co.	14,600	764,927
Canadian Pacific Railway Ltd.	16,300	787,126
CSX Corp.	273,900	13,004,772
Kansas City Southern (a)	60,600	1,734,978
Norfolk Southern Corp.	75,400	3,875,560
Union Pacific Corp.	278,758	17,634,231
		37,801,594
Trucking - 18.5%
Contrans Income Fund	541,700	3,643,837

	Shares	Value
Frozen Food Express Industries, Inc.	286,129	$ 935,642
Landstar System, Inc.	37,870	1,413,308
P.A.M. Transportation Services, Inc. (a)	152,122	1,568,378
Quality Distribution, Inc. (a)(d)	1,381,441	4,848,858
Saia, Inc. (a)	46,600	671,972
TransForce, Inc.	153,500	1,003,458
US 1 Industries, Inc. (a)	800	712
		14,086,165
TOTAL ROAD & RAIL		51,887,759
TOTAL COMMON STOCKS (Cost $66,130,704)		75,955,414
Money Market Funds - 6.5%

Fidelity Cash Central Fund, 0.21% (f)	2,808,013	2,808,013
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(f)	2,104,372	2,104,372
TOTAL MONEY MARKET FUNDS (Cost $4,912,385)		4,912,385
TOTAL INVESTMENT PORTFOLIO - 106.3% (Cost $71,043,089)	80,867,799
NET OTHER ASSETS - (6.3)%	(4,793,965)
NET ASSETS - 100%	$ 76,073,834
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,666,166 or 2.2% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,194
Fidelity Securities Lending Cash Central Fund	17,445
Total	$ 26,639
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Quality Distribution, Inc.	$ -	$ 4,001,032	$ -	$ -	$ 4,848,858
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $78,502,459. Net unrealized appreciation aggregated $2,365,340, of which $8,916,074 related to appreciated investment securities and $6,550,734 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Utilities Portfolio

November 30, 2009

1.810724.105

UTI-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
ELECTRIC UTILITIES - 36.9%
Electric Utilities - 36.9%
American Electric Power Co., Inc.	827,679	$ 26,642,987
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR	67,400	1,360,806
Entergy Corp.	246,951	19,422,696
FirstEnergy Corp.	538,955	23,218,181
FPL Group, Inc.	557,331	28,964,493
Hawaiian Electric Industries, Inc.	212,723	4,224,679
Northeast Utilities	177,200	4,272,292
Pinnacle West Capital Corp.	232,650	8,163,689
Progress Energy, Inc.	132,400	5,175,516
		121,445,339
GAS UTILITIES - 1.0%
Gas Utilities - 1.0%
ONEOK, Inc.	100	4,002
Questar Corp.	80,600	3,197,402
		3,201,404
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 13.3%
Independent Power Producers & Energy Traders - 13.3%
AES Corp.	573,759	7,309,690
Calpine Corp. (a)	729,200	8,108,704
Constellation Energy Group, Inc.	499,200	15,884,544
Dynegy, Inc. Class A (a)	999,700	1,809,457
NRG Energy, Inc. (a)	448,848	10,745,421
		43,857,816
MULTI-UTILITIES - 42.5%
Multi-Utilities - 42.5%
Alliant Energy Corp.	239,500	6,581,460
CenterPoint Energy, Inc.	1,250,800	16,598,116
Centrica PLC	779,500	3,264,678
CMS Energy Corp. (c)	1,127,700	16,058,448
DTE Energy Co.	387,200	15,530,592
PG&E Corp.	653,551	27,671,349
Sempra Energy	471,000	25,028,940

	Shares	Value
TECO Energy, Inc. (c)	1,092,220	$ 16,110,245
Wisconsin Energy Corp.	290,800	13,115,080
		139,958,908
OIL, GAS & CONSUMABLE FUELS - 0.0%
Oil & Gas Exploration & Production - 0.0%
Cloud Peak Energy, Inc.	10,200	137,700
WATER UTILITIES - 3.5%
Water Utilities - 3.5%
American Water Works Co., Inc.	444,500	9,885,680
Aqua America, Inc.	101,800	1,661,376
		11,547,056
TOTAL COMMON STOCKS (Cost $303,355,805)		320,148,223
Money Market Funds - 10.7%

Fidelity Cash Central Fund, 0.21% (d)	8,885,533	8,885,533
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	26,490,500	26,490,500
TOTAL MONEY MARKET FUNDS (Cost $35,376,033)		35,376,033
TOTAL INVESTMENT PORTFOLIO - 107.9% (Cost $338,731,838)	355,524,256
NET OTHER ASSETS - (7.9)%	(26,179,333)
NET ASSETS - 100%	$ 329,344,923
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,537
Fidelity Securities Lending Cash Central Fund	4,486
Total	$ 20,023
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $349,221,332. Net unrealized appreciation aggregated $6,302,924, of which $21,749,952 related to appreciated investment securities and $15,447,028 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Wireless Portfolio

November 30, 2009

1.810702.105

WIR-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 25.0%
Communications Equipment - 25.0%
Airvana, Inc. (a)	107,200	$ 650,704
Aruba Networks, Inc. (a)	78,884	631,072
AudioCodes Ltd. (a)	125,800	306,952
Harris Corp.	275,000	12,072,500
Harris Stratex Networks, Inc. Class A (a)	10,532	66,141
Juniper Networks, Inc. (a)	137,400	3,590,262
Motorola, Inc.	2,406,980	19,279,910
Nokia Corp. sponsored ADR	760,500	10,084,230
Palm, Inc. (a)(c)	254,355	2,775,013
Powerwave Technologies, Inc. (a)	89,500	125,300
QUALCOMM, Inc.	522,650	23,519,250
Research In Motion Ltd. (a)	56,000	3,241,840
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (c)	336,000	3,272,640
ZTE Corp. (H Shares)	910,020	5,154,923
		84,770,737
COMPUTERS & PERIPHERALS - 1.6%
Computer Hardware - 1.5%
Apple, Inc. (a)	25,400	5,077,714
Computer Storage & Peripherals - 0.1%
Synaptics, Inc. (a)	15,800	425,652
TOTAL COMPUTERS & PERIPHERALS		5,503,366
DIVERSIFIED FINANCIAL SERVICES - 0.1%
Other Diversified Financial Services - 0.1%
JPMorgan Chase & Co.	4,000	169,960
DIVERSIFIED TELECOMMUNICATION SERVICES - 14.3%
Alternative Carriers - 2.0%
Clearwire Corp. Class A (a)(c)	1,228,700	6,954,442
Integrated Telecommunication Services - 12.3%
China Telecom Corp. Ltd. sponsored ADR (c)	147,900	6,574,155
China Unicom (Hong Kong) Ltd. sponsored ADR (c)	1,634,700	21,986,715
Deutsche Telekom AG (Reg.)	100	1,485
PT Telkomunikasi Indonesia Tbk Series B	448,000	426,440
Telefonica SA sponsored ADR	31,800	2,754,834
Telenor ASA (a)	1,000	13,610
Telkom SA Ltd.	6,400	32,255
Verizon Communications, Inc.	313,600	9,865,856
		41,655,350
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		48,609,792
ELECTRONIC EQUIPMENT & COMPONENTS - 0.3%
Electronic Components - 0.3%
Wintek Corp. (a)	1,708,000	1,096,808

	Shares	Value
INTERNET SOFTWARE & SERVICES - 0.0%
Internet Software & Services - 0.0%
Openwave Systems, Inc. (a)	15,641	$ 36,913
SAVVIS, Inc.	6,200	77,624
		114,537
IT SERVICES - 0.3%
IT Consulting & Other Services - 0.3%
Integral Systems, Inc. (a)	97,500	866,775
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.2%
Semiconductors - 6.2%
Atheros Communications, Inc. (a)	87,300	2,485,431
Cree, Inc. (a)	11,500	550,045
Himax Technologies, Inc. sponsored ADR	1,026,800	2,679,948
Marvell Technology Group Ltd. (a)	231,800	3,574,356
NVIDIA Corp. (a)	891,100	11,637,766
		20,927,546
SOFTWARE - 4.0%
Application Software - 3.5%
Gameloft (a)(c)	2,015,362	10,045,870
Smith Micro Software, Inc. (a)	153,300	970,389
Synchronoss Technologies, Inc. (a)	73,500	990,780
		12,007,039
Home Entertainment Software - 0.3%
Glu Mobile, Inc. (a)	223,623	243,749
Nintendo Co. Ltd. ADR	25,400	781,812
		1,025,561
Systems Software - 0.2%
Bridgewater Systems Corp. (a)	84,600	661,251
TOTAL SOFTWARE		13,693,851
WIRELESS TELECOMMUNICATION SERVICES - 46.2%
Wireless Telecommunication Services - 46.2%
America Movil SAB de CV Series L sponsored ADR	400	19,352
American Tower Corp. Class A (a)	328,792	13,454,169
Crown Castle International Corp. (a)	368,000	13,501,920
Idea Cellular Ltd. (a)	81,905	89,830
KDDI Corp.	65	350,853
Leap Wireless International, Inc. (a)(c)	535,650	7,729,430
MetroPCS Communications, Inc. (a)	301,000	1,896,300
Millicom International Cellular SA (a)	161,400	12,072,720
NII Holdings, Inc. (a)	688,100	20,505,380
NTELOS Holdings Corp.	130,800	2,198,748
NTT DoCoMo, Inc.	2,773	4,191,642
Orascom Telecom Holding SAE unit	168,000	4,032,000
PT Indosat Tbk	2,700	1,385
SBA Communications Corp. Class A (a)(c)	322,200	10,323,288
SOFTBANK CORP.	79,300	1,892,945
Sprint Nextel Corp. (a)	8,007,731	29,708,682
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
Syniverse Holdings, Inc. (a)	383,700	$ 6,085,482
Telephone & Data Systems, Inc.	80,358	2,450,115
U.S. Cellular Corp. (a)	41,600	1,550,016
Vivo Participacoes SA sponsored ADR	149,150	4,549,075
Vodafone Group PLC sponsored ADR	879,200	19,949,048
		156,552,380
TOTAL COMMON STOCKS (Cost $345,419,350)		332,305,752
Money Market Funds - 12.6%

Fidelity Cash Central Fund, 0.21% (d)	617,208	617,208
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	42,199,186	42,199,186
TOTAL MONEY MARKET FUNDS (Cost $42,816,394)		42,816,394
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 11/30/09 due 12/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $44,000)	$ 44,000	44,000
TOTAL INVESTMENT PORTFOLIO - 110.6% (Cost $388,279,744)	375,166,146
NET OTHER ASSETS - (10.6)%	(36,078,779)
NET ASSETS - 100%	$ 339,087,367
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$44,000 due 12/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 2,489
Banc of America Securities LLC	4,979
Bank of America, NA	2,489
Barclays Capital, Inc.	4,979
Credit Suisse Securities (USA) LLC	3,173
Deutsche Bank Securities, Inc.	5,217
HSBC Securities (USA), Inc.	6,983
ING Financial Markets LLC	1,245
J.P. Morgan Securities, Inc.	2,489
Mizuho Securities USA, Inc.	2,489
Morgan Stanley & Co., Inc.	2,489
Societe Generale, New York Branch	4,979
$ 44,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,282
Fidelity Securities Lending Cash Central Fund	332,334
Total	$ 359,616
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gameloft	$ 7,556,319	$ -	$ 11,332,188	$ -	$ -
Total	$ 7,556,319	$ -	$ 11,332,188	$ -	$ -
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 169,960	$ 169,960	$ -	$ -
Information Technology	126,973,620	126,973,620	-	-
Telecommunication Services	205,162,172	198,725,247	6,436,925	-
Money Market Funds	42,816,394	42,816,394	-	-
Cash Equivalents	44,000	-	44,000	-
Total Investments in Securities:	$ 375,166,146	$ 368,685,221	$ 6,480,925	$ -
Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $397,318,623. Net unrealized depreciation aggregated $22,152,477, of which $27,161,194 related to appreciated investment securities and $49,313,671 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios' (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2010